                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: December 31, 2004
                          ------------------------

Item 1. Reports to Stockholders

        Anchor Series Trust, Annual Report at December 31, 2004.

                              ANCHOR SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                               DECEMBER 31, 2004

THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE ICAP(II), POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS PLUS, POLARIS GROUP, POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM, POLARIS PLATINUM(II), POLARIS PROTECTOR, POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Expense Example.............................................    2
                        Money Market Portfolio......................................    4
                        Government and Quality Bond Portfolio.......................    7
                        Asset Allocation Portfolio..................................   17
                        Growth and Income Portfolio.................................   33
                        Growth Portfolio............................................   37
                        Capital Appreciation Portfolio..............................   43
                        Natural Resources Portfolio.................................   48
                        Multi-Asset Portfolio.......................................   51
                        Strategic Multi-Asset Portfolio.............................   58
                        Statement of Assets and Liabilities.........................   74
                        Statement of Operations.....................................   76
                        Statement of Changes in Net Assets..........................   78
                        Notes to Financial Statements...............................   82
                        Financial Highlights........................................   94
                        Report of Independent Registered Public Accounting Firm.....   97
                        Trustee and Officer Information.............................   98
                        Shareholders Tax Information................................  100
                        Comparisons: Portfolios vs. Indexes.........................  101

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying investment portfolios for the Polaris, Anchor Advisor, and ICAP II series of variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company.

                  The following report contains the investment portfolio
                information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2004. The report may also contain information on portfolios not currently available in your variable annuity.

                  We believe this information will give you some insight into the performance of your underlying investments. If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                -s- JAY S. WINTROB

                Jay Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                February 7, 2005

                ----------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE                                            DECEMBER 31, 2004
                                                                     (UNAUDITED)

    DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS
    As a shareholder of a Portfolio in the Anchor Series Trust (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2004 and held until December 31, 2004. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

    ACTUAL EXPENSES
    The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2004" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2004" column and the "Expense Ratio as of December 31, 2004" column, do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2004" would have been higher and the "Ending Account Value" would have been lower.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2004" column and the "Expense Ratio as of December 31, 2004" column, do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended December 31, 2004" would have been higher and the "Ending Account Value" would have been lower.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                DECEMBER 31, 2004
                                                                     (UNAUDITED)

                                                       ACTUAL                                   HYPOTHETICAL
                                 --------------------------------------------------   --------------------------------
                                                                                                      ENDING ACCOUNT
                                                 ENDING ACCOUNT     EXPENSES PAID                      VALUE USING A
                                  BEGINNING       VALUE USING       DURING THE SIX     BEGINNING      HYPOTHETICAL 5%
                                   ACCOUNT      ACTUAL RETURN AT     MONTHS ENDED       ACCOUNT       ASSUMED RETURN
                                   VALUE AT       DECEMBER 31,       DECEMBER 31,       VALUE AT      AT DECEMBER 31,
      PORTFOLIO                  JULY 1, 2004         2004              2004*         JULY 1, 2004         2004
      ---------                  ------------   ----------------   ----------------   ------------   -----------------
      Money Market
        Class 1................   $1,000.00        $1,002.83            $5.69          $1,000.00         $1,019.46
      Government and Quality
        Bond
        Class 1................   $1,000.00        $1,034.13            $3.07          $1,000.00         $1,022.12
        Class 2................   $1,000.00        $1,033.25            $3.83          $1,000.00         $1,021.37
        Class 3................   $1,000.00        $1,032.29            $4.34          $1,000.00         $1,020.86
      Asset Allocation
        Class 1................   $1,000.00        $1,063.67            $3.42          $1,000.00         $1,021.82
        Class 2................   $1,000.00        $1,062.47            $4.20          $1,000.00         $1,021.06
        Class 3................   $1,000.00        $1,062.36            $4.72          $1,000.00         $1,020.56
      Growth and Income
        Class 1................   $1,000.00        $1,041.46            $6.16          $1,000.00         $1,019.10
      Growth
        Class 1................   $1,000.00        $1,066.45            $3.84          $1,000.00         $1,021.42
        Class 2................   $1,000.00        $1,065.55            $4.62          $1,000.00         $1,020.66
        Class 3................   $1,000.00        $1,065.04            $5.09          $1,000.00         $1,020.21
      Capital Appreciation
        Class 1................   $1,000.00        $1,038.33            $3.89          $1,000.00         $1,021.32
        Class 2................   $1,000.00        $1,037.55            $4.66          $1,000.00         $1,020.56
        Class 3................   $1,000.00        $1,036.97            $5.17          $1,000.00         $1,020.06
      Natural Resources
        Class 1................   $1,000.00        $1,206.75            $4.88          $1,000.00         $1,020.71
        Class 2................   $1,000.00        $1,206.20            $5.71          $1,000.00         $1,019.96
        Class 3................   $1,000.00        $1,205.54            $6.26          $1,000.00         $1,019.46
      Multi-Asset
        Class 1................   $1,000.00        $1,036.49            $6.09          $1,000.00         $1,019.15
      Strategic Multi-Asset
        Class 1................   $1,000.00        $1,064.63            $6.69          $1,000.00         $1,018.65

                                   HYPOTHETICAL
                                 ----------------

                                  EXPENSES PAID
                                  DURING THE SIX      EXPENSE
                                   MONTHS ENDED     RATIO AS OF
                                   DECEMBER 31,     DECEMBER 31,
      PORTFOLIO                       2004*            2004*
      ---------                  ----------------   ------------
      Money Market
        Class 1................       $5.74             1.13%
      Government and Quality
        Bond
        Class 1................       $3.05             0.60%
        Class 2................       $3.81             0.75%
        Class 3................       $4.32             0.85%
      Asset Allocation
        Class 1................       $3.35             0.66%
        Class 2................       $4.12             0.81%
        Class 3................       $4.62             0.91%
      Growth and Income
        Class 1................       $6.09             1.20%
      Growth
        Class 1................       $3.76             0.74%
        Class 2................       $4.52             0.89%
        Class 3................       $4.98             0.98%
      Capital Appreciation
        Class 1................       $3.86             0.76%
        Class 2................       $4.62             0.91%
        Class 3................       $5.13             1.01%
      Natural Resources
        Class 1................       $4.47             0.88%
        Class 2................       $5.23             1.03%
        Class 3................       $5.74             1.13%
      Multi-Asset
        Class 1................       $6.04             1.19%
      Strategic Multi-Asset
        Class 1................       $6.55             1.29%

---------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 366. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO              PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                    (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies.....................    29.0%
      Banks........................................    18.6
      Trade & Term Receivables.....................    10.4
      Loan Receivables.............................     8.7
      Finance......................................     5.6
      Receivable Companies.........................     5.4
      Securities Holding Companies.................     5.2
      Insurance....................................     5.0
      Food, Beverage & Tobacco.....................     4.3
      Trade Receivables............................     3.9
      Investment Companies.........................     2.5
      Household & Personal Products................     1.8
                                                      ------
                                                      100.4%
                                                      ======
      Weighted average days to maturity............    24.3

      CREDIT QUALITY+#
      Government -- Agency.........................    29.0%
      P1...........................................    71.0
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.
     +  Source Standard and Poors
     # Calculated as a percentage of total debt issues.

---------------------
    4

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                     PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 100.4%                      AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 4.4%
                       Fortis Bank 2.10% due 01/10/05(1)...........................  $  300,000   $   300,000
                       Wilmington Trust Co. 2.07% due 01/05/05(1)..................     400,000       400,003
                                                                                                  ------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $700,003)...............                   700,003
                                                                                                  ------------
                       COMMERCIAL PAPER -- 58.3%
                       Aire Valley Finance, Series 2004-1A 1A 2.14% due
                         01/20/05*(1)(2)...........................................     100,000       100,000
                       Apreco, Inc. 2.18% due 01/18/05 (LOC -- Citibank)...........     325,000       324,665
                       Archer Daniels Midland Co. 2.15% due 02/02/05...............     400,000       399,236
                       Barclays Bank, PLC 2.35% due 01/24/05(1)....................     300,000       299,997
                       Bradford & Bingley, PLC 2.03% due 01/07/05(1)...............     300,000       300,000
                       CAFCO, LLC 2.05% due 01/07/05...............................     325,000       324,889
                       CBA Delaware Finance, Inc. 2.34% due 01/10/05...............     400,000       399,766
                       Chariot Funding, LLC 2.33% due 01/19/05 (LOC -- J.P.
                         Morgan)...................................................     250,000       249,709
                       Chase Manhattan Bank 2.34% due 01/11/05(1)..................     275,000       275,000
                       Ciesco LP 2.18% due 01/27/05................................     325,000       324,488
                       Danske Corp. 2.33% due 01/18/05.............................     400,000       399,560
                       Diageo Capital, PLC 2.30% due 02/01/05......................     290,000       289,427
                       Edison Asset Securitization, LLC 2.00% due 01/10/05
                         (LOC -- GE Capital).......................................     250,000       249,875
                       Eureka Securitization, PLC 2.24% due 01/12/05
                         (LOC -- Citibank).........................................     300,000       299,795
                       Fortune Brands, Inc. 2.19% due 01/26/05.....................     300,000       299,544
                       Galaxy Funding, Inc. 2.40% due 02/28/05 (LOC -- U.S.
                         Bank).....................................................     300,000       298,840
                       General Electric Capital Corp. 2.26% due 02/16/05...........     500,000       498,556
                       Goldman Sachs Group LP 2.33% due 01/28/05...................     300,000       299,476
                       Jupiter Securitization Corp. 2.34% due 01/28/05 (LOC -- J.P.
                         Morgan)...................................................     300,000       299,474
                       Mont Blanc Capital Corp. 2.24% due 02/14/05 (LOC -- ING)....     325,000       324,110
                       Morgan Stanley Group, Inc. 2.17% due 01/07/05...............     400,000       399,855
                       Park Avenue Receivables Corp. 2.22% due 01/19/05
                         (LOC -- J.P. Morgan)......................................     300,000       299,667
                       Svenska Handelsbanken AB 2.13% due 01/13/05(1)..............     400,000       400,000
                       UBS Finance, LLC 2.05% due 01/24/05.........................     274,000       273,641
                       Wells Fargo Bank NA 2.01% due 01/19/05(1)...................     350,000       350,000
                       Westdeutsche Landesbank NRW 2.31% due 01/27/05(1)...........     400,000       400,000
                       Windmill Funding Corp. 2.17% due 01/26/05 (LOC -- ABN
                         AMRO).....................................................     325,000       324,510
                       Yale University 2.30% due 02/04/05..........................     400,000       399,131
                       Yorktown Capital, LLC 2.01% due 01/18/05 (LOC -- Bank of
                         America)..................................................     285,000       284,729
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $9,387,940)....................                 9,387,940
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 6.8%
                       Holmes Financing, PLC, Series 1A 2.35% due 01/18/05(1)(2)...     300,000       300,000
                       Peoples Security Life Insurance Co. 2.23% due
                         02/04/05(1)(3)............................................     500,000       500,000
                       Permanent Financing, PLC, Series 1A 2.32% due
                         01/10/05(1)(2)............................................     300,000       300,000
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $1,100,000)..........                 1,100,000
                                                                                                  ------------
                       MEDIUM TERM NOTES -- 1.9%
                       Principal Life Global Funding I 2.63% due 03/18/05*(1) (cost
                         $300,075).................................................     300,000       300,075
                                                                                                  ------------
                       U.S. GOVERNMENT AGENCIES -- 29.0%
                       Federal Home Loan Bank 1.50% due 03/01/05...................     300,000       300,000
                       Federal Home Loan Bank Cons. Disc. Notes 2.05% due
                         01/14/05..................................................     170,000       169,874
                       Federal Home Loan Bank Cons. Disc. Notes 2.14% due
                         01/19/05..................................................     430,000       429,540
                       Federal Home Loan Bank, Series 405 1.63% due 04/15/05.......     300,000       300,290
                       Federal Home Loan Mtg. Disc. Notes 2.03% due 01/11/05.......   1,100,000     1,099,379
                       Federal Home Loan Mtg. Disc. Notes 2.28% due 02/01/05.......     365,000       364,284

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 1.38% due 02/11/05.............  $  400,000   $   399,601
                       Federal National Mtg. Assoc. Disc. Notes 1.38% due
                         02/14/05..................................................     200,000       199,994
                       Federal National Mtg. Assoc. Disc. Notes 1.97% due
                         01/12/05..................................................     300,000       299,819
                       Federal National Mtg. Assoc. Disc. Notes 2.24% due
                         02/01/05..................................................     375,000       374,277
                       Federal National Mtg. Assoc. Disc. Notes 2.29% due
                         02/02/05..................................................     730,000       728,514
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT AGENCIES (cost $4,665,572)............                 4,665,572
                                                                                                  ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $16,153,590)...                16,153,590
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $16,153,590)@                             100.4%                    16,153,590
                       Liabilities in excess of other assets --           (0.4)                       (58,492)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $16,095,098
                                                                         ======                   ============

              -----------------------------
               @  See Note 5 for cost of investments on a tax basis
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the aggregate value of these securities was $400,075 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Variable rate security -- the rate reflected is as of December
                  31, 2004; maturity date reflects next reset date.
              (2) Collateralized Mortgage Obligation
              (3) Illiquid security
              LOC -- Letter of Credit

              See Notes to Financial Statements

---------------------
    6

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO            PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                         (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies......................   43.2%
      U.S. Government Obligations...................   25.3
      Finance.......................................   14.8
      Consumer Staples..............................    2.8
      Industrial & Commercial.......................    2.5
      Utilities.....................................    1.7
      Information Technology........................    1.6
      Consumer Discretionary........................    1.5
      Repurchase Agreement..........................    1.0
      Healthcare....................................    0.7
      Municipal Bonds...............................    0.7
      Education.....................................    0.6
      Foreign Government Bonds......................    0.6
      Materials.....................................    0.5
      Energy........................................    0.5
                                                       -----
                                                       98.0%
                                                       =====

      CREDIT QUALITY+#
      Government -- Agency.........................    44.8%
      Government -- Treasury.......................    26.1
      AAA..........................................     7.7
      AA...........................................     3.7
      A............................................    15.0
      BBB..........................................     1.1
      Not rated @..................................     1.6
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.
     @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
     +  Source Standard and Poors.
     # Calculated as a percentage of total debt issues, excluding short-term securities.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO                     INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES -- 4.6%                                 AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 4.6%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2
                         4.74% due 03/13/40(1).....................................  $ 5,000,000   $  5,032,118
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4
                         4.68% due 08/13/39(1).....................................    5,000,000      4,993,156
                       Capital Auto Receivables Asset Trust, Series 2003-3 A3A
                         2.96% due 01/15/08........................................    4,750,000      4,716,445
                       Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due
                         09/17/07..................................................    4,085,000      4,118,653
                       Citibank Credit Card Issuance Trust, Series 2004-A1 A1 2.55%
                         due 01/20/09..............................................    5,000,000      4,914,450
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(1).....................................    5,000,000      4,756,158
                       Household Automotive Trust, Series 2002-3 A3A 2.75% due
                         06/18/07..................................................    1,509,665      1,509,308
                       Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due
                         11/15/07..................................................    2,185,000      2,166,455
                       MBNA Credit Card Master Note Trust, Series 2003-A11 A11
                         3.65% due 03/15/11........................................    2,335,000      2,322,881
                       Morgan Stanley Capital I, Series 2003-T11 A4 5.15% due
                         06/13/41(1)...............................................    5,000,000      5,160,512
                       Toyota Auto Receivables Owners Trust, Series 2003-B A4
                         2.79% due 01/15/10........................................    2,590,000      2,553,579
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $42,334,197)............                  42,243,715
                                                                                                   -------------
                       BONDS & NOTES -- 89.1%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.5%
                       Lowe's Cos., Inc. 7.50% due 12/15/05........................    5,000,000      5,205,430
                       Target Corp. 5.50% due 04/01/07.............................    5,000,000      5,217,975
                       Wal-Mart Stores, Inc. 6.75% due 10/15/23....................    3,000,000      3,486,387
                                                                                                   -------------
                                                                                                     13,909,792
                                                                                                   -------------
                       CONSUMER STAPLES -- 1.7%
                       Gillette Co. 4.13% due 08/30/07.............................    4,990,000      5,067,170
                       Kimberly-Clark Corp. 5.63% due 02/15/12.....................    5,000,000      5,378,960
                       Unilever Capital Corp. 6.88% due 11/01/05...................    5,000,000      5,154,625
                                                                                                   -------------
                                                                                                     15,600,755
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Leland Stanford Junior University of California 6.88% due
                         02/01/24..................................................    5,000,000      5,998,450
                                                                                                   -------------
                       ENERGY -- 0.5%
                       ConocoPhillips 3.63% due 10/15/07...........................    5,000,000      5,002,880
                                                                                                   -------------
                       FINANCE -- 9.8%
                       Ace INA Holding, Inc. 8.30% due 08/15/06....................    5,000,000      5,345,220
                       American Express Co. 3.75% due 11/20/07.....................    5,000,000      5,024,670
                       Bank of America Corp. 6.25% due 04/15/12....................    5,000,000      5,522,020
                       Boeing Capital Corp. 4.75% due 08/25/08.....................    2,995,000      3,097,570
                       Citicorp, Series MTNC 6.75% due 10/15/07....................    5,000,000      5,405,705
                       Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15.....    2,435,000      2,404,825
                       Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05.......    1,570,000      1,584,738
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......    1,130,000      1,339,076
                       General Electric Capital Corp., Series MTNA 6.75% due
                         03/15/32..................................................    5,000,000      5,852,250
                       General Reinsurance Corp. 9.00% due 09/12/09................    5,000,000      6,039,810

---------------------
    8

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Hartford Life, Inc. 7.38% due 03/01/31......................  $ 5,000,000   $  5,968,650
                       Household Finance Corp. 6.38% due 10/15/11..................    5,000,000      5,521,980
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................    7,495,000      7,544,167
                       John Hancock 7.38% due 02/15/24*............................    5,000,000      5,841,905
                       Morgan Stanley 5.30% due 03/01/13...........................    5,000,000      5,148,630
                       Postal Square LP 8.95% due 06/15/22.........................    4,225,300      5,546,129
                       Private Export Funding Corp., Series M 5.34% due 03/15/06...    5,000,000      5,132,145
                       US Bancorp 7.50% due 06/01/26...............................      400,000        498,485
                       US Bank National Assoc. 4.95% due 10/30/14..................    2,700,000      2,709,841
                       Wells Fargo Financial, Inc. 5.50% due 08/01/12..............    5,000,000      5,274,905
                                                                                                   -------------
                                                                                                     90,802,721
                                                                                                   -------------
                       HEALTHCARE -- 0.7%
                       Johnson & Johnson 4.95% due 05/15/33........................    3,000,000      2,842,428
                       UnitedHealth Group, Inc. 5.00% due 08/15/14.................    4,000,000      4,024,064
                                                                                                   -------------
                                                                                                      6,866,492
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 2.0%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....    4,281,247      4,814,134
                       First Data Corp. 3.38% due 08/01/08.........................    4,000,000      3,946,476
                       General Dynamics Corp. 2.13% due 05/15/06...................    3,615,000      3,563,342
                       United Parcel Service, Inc. 8.38% due 04/01/20..............    5,000,000      6,706,730
                                                                                                   -------------
                                                                                                     19,030,682
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.6%
                       Computer Sciences Corp. 7.38% due 06/15/11..................    3,280,000      3,817,392
                       Hewlett-Packard Co. 7.15% due 06/15/05......................    5,000,000      5,095,165
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............    5,000,000      5,707,655
                                                                                                   -------------
                                                                                                     14,620,212
                                                                                                   -------------
                       MATERIALS -- 0.5%
                       Alcoa, Inc. 4.25% due 08/15/07..............................    5,000,000      5,085,705
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.7%
                       Illinois State General Obligation Taxable Pension 5.10% due
                         06/01/33..................................................    2,860,000      2,747,230
                       Sonoma County, California Pension Obligation, Series A
                         3.24% due 12/01/08........................................    3,730,000      3,645,478
                                                                                                   -------------
                                                                                                      6,392,708
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 43.2%
                       Federal Home Loan Mtg. Corp., Series 2630 KN 2.50% due
                         04/15/13(2)...............................................   17,825,000     17,290,910
                       Federal Home Loan Mtg. Corp. 7.50% due 05/01/27.............       17,584         18,877
                       Federal Home Loan Mtg. Corp. 14.75% due 03/01/10............       14,253         16,302
                       Federal National Mtg. Assoc. 4.50% due 11/01/18.............   21,825,562     21,805,228
                       Federal National Mtg. Assoc. 5.00% due 01/01/17.............      321,015        326,814
                       Federal National Mtg. Assoc. 5.00% due 02/01/17.............      119,086        121,238
                       Federal National Mtg. Assoc. 5.00% due 10/01/17.............   12,582,600     12,799,702
                       Federal National Mtg. Assoc. 5.00% due 11/01/17.............    1,773,294      1,803,890
                       Federal National Mtg. Assoc. 5.00% due 12/01/17.............      919,329        935,191
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    2,114,598      2,151,084
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    1,375,295      1,399,025
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    3,448,035      3,506,520
                       Federal National Mtg. Assoc. 5.00% due 05/01/18.............      483,989        492,198
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............      436,129        444,008
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............   36,549,683     37,169,635
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............       98,484        100,183
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............      735,052        747,520
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............    4,664,154      4,743,267
                       Federal National Mtg. Assoc. 5.00% due 11/01/18.............    3,426,394      3,484,512

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............  $12,258,230   $ 12,466,153
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............       23,448         23,853
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............    5,191,330      5,279,385
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............    3,622,595      3,684,042
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............    5,280,448      5,368,391
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      911,246        926,702
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............   11,257,537     11,445,025
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............    1,854,565      1,886,022
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............    8,804,426      8,951,059
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............      482,104        490,282
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............    7,893,186      8,024,642
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............    9,562,705      9,721,967
                       Federal National Mtg. Assoc. 5.00% due 09/01/19.............    1,000,000      1,016,655
                       Federal National Mtg. Assoc. 5.00% due 10/01/19.............    2,999,997      3,049,960
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............    1,000,000      1,016,654
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............    2,000,002      2,030,314
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............    4,097,932      4,166,181
                       Federal National Mtg. Assoc. 6.00% due 12/01/10.............       16,128         16,940
                       Federal National Mtg. Assoc. 6.50% due 06/01/08.............        9,787         10,263
                       Federal National Mtg. Assoc. 6.50% due 08/01/10.............          169            179
                       Federal National Mtg. Assoc. 6.50% due 06/01/11.............        2,231          2,369
                       Government National Mtg. Assoc. 5.00% due 07/15/33..........   13,238,564     13,267,138
                       Government National Mtg. Assoc. 5.00% due 10/15/33..........      969,216        971,308
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........    1,095,364      1,097,729
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........    2,064,526      2,068,981
                       Government National Mtg. Assoc. 5.00% due 01/15/34..........    2,008,360      2,010,830
                       Government National Mtg. Assoc. 5.00% due 02/15/34..........    1,796,522      1,798,731
                       Government National Mtg. Assoc. 5.00% due 03/15/34..........    1,001,603      1,002,835
                       Government National Mtg. Assoc. 5.00% due 04/15/34..........    7,829,738      7,839,367
                       Government National Mtg. Assoc. 5.00% due 05/15/34..........   16,563,187     16,583,556
                       Government National Mtg. Assoc. 5.00% due 06/15/34..........    2,245,833      2,248,595
                       Government National Mtg. Assoc. 5.00% due 07/15/34..........       99,740         99,863
                       Government National Mtg. Assoc. 5.00% due 09/15/34..........      869,555        870,624
                       Government National Mtg. Assoc. 5.00% due 10/15/34..........      230,062        230,344
                       Government National Mtg. Assoc. 5.00% due 11/15/34..........    3,830,511      3,835,222
                       Government National Mtg. Assoc. 5.00% due 12/15/34..........    5,922,879      5,930,163
                       Government National Mtg. Assoc. 5.50% due 10/15/32..........      406,375        415,747
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........      817,132        835,978
                       Government National Mtg. Assoc. 5.50% due 12/15/32..........      819,737        838,642
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........   14,195,103     14,511,740
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........   19,269,823     19,699,656
                       Government National Mtg. Assoc. 5.50% due 03/15/33..........   13,485,391     13,786,197
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........    2,200,263      2,249,341
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........    1,420,684      1,452,373
                       Government National Mtg. Assoc. 5.50% due 07/15/33..........      181,942        186,000
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........    1,074,514      1,098,482
                       Government National Mtg. Assoc. 5.50% due 09/15/33..........    2,415,492      2,469,372
                       Government National Mtg. Assoc. 5.50% due 10/15/33..........      274,196        280,312
                       Government National Mtg. Assoc. 5.50% due 11/15/33..........    2,575,438      2,632,886
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........    1,974,341      2,017,489
                       Government National Mtg. Assoc. 5.50% due 02/15/34..........    1,906,790      1,948,463
                       Government National Mtg. Assoc. 5.50% due 03/15/34..........   10,399,185     10,626,458
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      535,854        547,565
                       Government National Mtg. Assoc. 5.50% due 05/15/34..........      675,423        690,184
                       Government National Mtg. Assoc. 5.50% due 06/15/34..........    1,520,289      1,553,514
                       Government National Mtg. Assoc. 5.50% due 07/15/34..........      533,062        544,712
                       Government National Mtg. Assoc. 5.50% due 08/15/34..........      193,021        197,240
                       Government National Mtg. Assoc. 5.50% due 09/15/34..........    7,637,304      7,804,216
                       Government National Mtg. Assoc. 5.50% due 10/15/34..........    6,204,798      6,340,402
                       Government National Mtg. Assoc. 6.00% due 03/15/28..........       97,640        101,556

---------------------
    10

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.00% due 06/15/28..........  $    34,614   $     36,003
                       Government National Mtg. Assoc. 6.00% due 08/15/28..........      157,949        164,284
                       Government National Mtg. Assoc. 6.00% due 09/15/28..........       94,800         98,602
                       Government National Mtg. Assoc. 6.00% due 10/15/28..........      349,407        363,421
                       Government National Mtg. Assoc. 6.00% due 11/15/28..........       29,237         30,409
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........      134,690        140,092
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........      542,648        564,376
                       Government National Mtg. Assoc. 6.00% due 04/15/29..........       27,884         28,980
                       Government National Mtg. Assoc. 6.00% due 01/15/32..........      129,685        134,566
                       Government National Mtg. Assoc. 6.00% due 02/15/32..........        4,256          4,416
                       Government National Mtg. Assoc. 6.00% due 07/15/32..........       49,489         51,351
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........        7,063          7,329
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........       59,379         61,613
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........    4,559,729      4,731,348
                       Government National Mtg. Assoc. 6.00% due 11/15/32..........      155,205        161,046
                       Government National Mtg. Assoc. 6.00% due 01/15/33..........       25,990         26,954
                       Government National Mtg. Assoc. 6.00% due 02/15/33..........      305,470        316,795
                       Government National Mtg. Assoc. 6.00% due 03/15/33..........      535,164        555,006
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........      500,437        518,991
                       Government National Mtg. Assoc. 6.00% due 05/15/33..........    1,049,290      1,088,194
                       Government National Mtg. Assoc. 6.50% due 07/15/09..........       14,011         14,763
                       Government National Mtg. Assoc. 6.50% due 04/15/11..........        2,883          3,070
                       Government National Mtg. Assoc. 6.50% due 01/15/12..........       63,859         68,037
                       Government National Mtg. Assoc. 6.50% due 02/15/12..........        1,108          1,180
                       Government National Mtg. Assoc. 6.50% due 02/15/12..........       11,302         12,041
                       Government National Mtg. Assoc. 6.50% due 10/15/12..........       36,014         38,370
                       Government National Mtg. Assoc. 6.50% due 11/15/12..........      122,060        130,046
                       Government National Mtg. Assoc. 6.50% due 01/15/13..........       34,377         36,663
                       Government National Mtg. Assoc. 6.50% due 05/15/13..........       58,390         62,274
                       Government National Mtg. Assoc. 6.50% due 01/15/14..........      372,087        396,920
                       Government National Mtg. Assoc. 6.50% due 02/15/14..........       11,528         12,297
                       Government National Mtg. Assoc. 6.50% due 03/15/14..........      236,365        252,139
                       Government National Mtg. Assoc. 6.50% due 04/15/14..........      217,507        232,023
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........        4,799          5,119
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........      439,604        468,943
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........        4,579          4,884
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........        9,162          9,773
                       Government National Mtg. Assoc. 6.50% due 07/15/14..........       14,564         15,536
                       Government National Mtg. Assoc. 6.50% due 08/15/14..........        8,570          9,142
                       Government National Mtg. Assoc. 6.50% due 08/15/14..........      569,304        607,299
                       Government National Mtg. Assoc. 6.50% due 10/15/14..........          631            674
                       Government National Mtg. Assoc. 6.50% due 05/15/23..........       11,311         11,980
                       Government National Mtg. Assoc. 6.50% due 06/15/23..........       31,478         33,339
                       Government National Mtg. Assoc. 6.50% due 07/15/23..........      126,211        133,674
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........       80,330         85,079
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........       12,068         12,782
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........      176,950        187,412
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      256,993        272,189
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........        2,547          2,697
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      440,938        467,009
                       Government National Mtg. Assoc. 6.50% due 03/15/26..........      184,252        194,586
                       Government National Mtg. Assoc. 6.50% due 02/15/27..........       21,321         22,523
                       Government National Mtg. Assoc. 6.50% due 12/15/27..........        2,185          2,306
                       Government National Mtg. Assoc. 6.50% due 12/15/27..........       22,091         23,315
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        2,568          2,709
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       26,616         28,071
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........      235,410        248,281
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........        2,555          2,695
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........       13,851         14,608
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........      180,751        190,633

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........  $     2,091   $      2,205
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       20,553         21,677
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........      110,301        116,398
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........      300,108        316,516
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        5,503          5,804
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       44,110         46,522
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........      244,405        257,768
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       35,764         37,719
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........      517,730        546,036
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        3,475          3,665
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        5,512          5,815
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       20,266         21,374
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........      783,006        825,816
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        4,583          4,834
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       23,343         24,619
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........      824,581        869,664
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       37,521         39,573
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........    1,261,758      1,330,744
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        4,947          5,218
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        5,572          5,884
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       72,188         76,134
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........    1,044,146      1,101,233
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       27,937         29,464
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........    1,966,840      2,074,375
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........        3,236          3,413
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       12,191         12,857
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       61,381         64,751
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........      106,501        112,375
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........      537,223        566,595
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        1,822          1,922
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        4,188          4,417
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       87,255         92,036
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........      690,120        727,852
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........      177,699        187,292
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........       36,040         38,047
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........      118,462        124,857
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........        5,762          6,073
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........      139,920        147,474
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........      189,444        199,671
                       Government National Mtg. Assoc. 6.50% due 05/15/29..........      873,284        920,428
                       Government National Mtg. Assoc. 6.50% due 06/15/29..........      250,690        264,224
                       Government National Mtg. Assoc. 6.50% due 01/15/31..........       17,902         18,862
                       Government National Mtg. Assoc. 6.50% due 03/15/31..........      105,081        110,713
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       20,161         21,242
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........      356,587        375,697
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........        8,810          9,283
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       67,363         70,975
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........    1,099,124      1,158,029
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........    1,080,867      1,138,793
                       Government National Mtg. Assoc. 6.50% due 07/15/31..........      684,374        721,051
                       Government National Mtg. Assoc. 6.50% due 08/15/31..........      527,217        555,471
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........    1,115,581      1,175,368
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      204,844        215,827
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........    1,441,128      1,518,362
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........      534,193        562,821
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........    3,162,231      3,331,702
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........    2,384,008      2,511,800
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........       42,330         44,599
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........    1,339,798      1,411,616
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........       78,058         82,242

---------------------
    12

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........  $   480,087   $    505,821
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........       49,085         51,716
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........    1,121,403      1,181,514
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       31,235         32,910
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........    2,788,639      2,938,120
                       Government National Mtg. Assoc. 7.00% due 03/15/09..........        8,446          8,933
                       Government National Mtg. Assoc. 7.00% due 06/15/09..........       14,899         15,758
                       Government National Mtg. Assoc. 7.00% due 09/15/10..........        9,869         10,493
                       Government National Mtg. Assoc. 7.00% due 01/15/11..........       46,633         49,678
                       Government National Mtg. Assoc. 7.00% due 03/15/11..........        2,576          2,744
                       Government National Mtg. Assoc. 7.00% due 03/15/11..........       68,844         73,339
                       Government National Mtg. Assoc. 7.00% due 04/15/11..........       48,490         51,656
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........        2,335          2,488
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........        4,352          4,636
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........       69,763         74,318
                       Government National Mtg. Assoc. 7.00% due 07/15/11..........        2,390          2,546
                       Government National Mtg. Assoc. 7.00% due 07/15/11..........      127,955        136,310
                       Government National Mtg. Assoc. 7.00% due 08/15/11..........       28,194         30,035
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........          956          1,018
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........       28,890         30,777
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........      114,243        121,702
                       Government National Mtg. Assoc. 7.00% due 11/15/11..........       34,503         36,756
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........       30,158         32,127
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........      112,458        119,801
                       Government National Mtg. Assoc. 7.00% due 01/15/12..........      254,206        270,813
                       Government National Mtg. Assoc. 7.00% due 12/15/12..........       48,369         51,529
                       Government National Mtg. Assoc. 7.00% due 11/15/23..........        2,312          2,470
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........       69,681         74,446
                       Government National Mtg. Assoc. 7.00% due 11/15/27..........        7,372          7,851
                       Government National Mtg. Assoc. 7.00% due 11/15/27..........       71,206         75,832
                       Government National Mtg. Assoc. 7.00% due 12/15/27..........        4,772          5,082
                       Government National Mtg. Assoc. 7.00% due 12/15/27..........        7,563          8,054
                       Government National Mtg. Assoc. 7.00% due 01/15/28..........      173,511        184,708
                       Government National Mtg. Assoc. 7.00% due 02/15/28..........      143,936        153,224
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........      292,252        311,111
                       Government National Mtg. Assoc. 7.00% due 05/15/28..........      171,471        182,536
                       Government National Mtg. Assoc. 7.00% due 06/15/28..........      196,526        209,208
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........        6,096          6,489
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........      415,319        442,120
                       Government National Mtg. Assoc. 7.00% due 08/15/28..........      272,707        290,305
                       Government National Mtg. Assoc. 7.00% due 09/15/28..........      117,155        124,715
                       Government National Mtg. Assoc. 7.00% due 10/15/28..........       83,510         88,898
                       Government National Mtg. Assoc. 7.00% due 11/15/28..........      164,080        174,668
                       Government National Mtg. Assoc. 7.00% due 12/15/28..........       27,828         29,624
                       Government National Mtg. Assoc. 7.00% due 03/15/29..........       22,267         23,686
                       Government National Mtg. Assoc. 7.00% due 04/15/29..........       14,554         15,481
                       Government National Mtg. Assoc. 7.00% due 04/15/29..........       96,187        102,316
                       Government National Mtg. Assoc. 7.00% due 05/15/29..........       74,872         79,642
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........       58,545         62,275
                       Government National Mtg. Assoc. 7.00% due 09/15/29..........      257,470        273,874
                       Government National Mtg. Assoc. 7.00% due 10/15/29..........        6,895          7,334
                       Government National Mtg. Assoc. 7.00% due 10/15/29..........       82,995         88,283
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........      399,123        424,684
                       Government National Mtg. Assoc. 7.00% due 10/15/31..........       44,516         47,315
                       Government National Mtg. Assoc. 7.00% due 04/15/32..........       93,424         99,291
                       Government National Mtg. Assoc. 7.50% due 01/15/22..........          399            432
                       Government National Mtg. Assoc. 7.50% due 01/15/22..........        1,148          1,242
                       Government National Mtg. Assoc. 7.50% due 11/15/22..........       30,355         32,836
                       Government National Mtg. Assoc. 7.50% due 01/15/23..........       12,288         13,288
                       Government National Mtg. Assoc. 7.50% due 01/15/23..........       81,449         88,072

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 7.50% due 02/15/23..........  $       926   $      1,001
                       Government National Mtg. Assoc. 7.50% due 02/15/23..........        1,083          1,171
                       Government National Mtg. Assoc. 7.50% due 03/15/23..........        1,300          1,406
                       Government National Mtg. Assoc. 7.50% due 03/15/23..........        1,592          1,721
                       Government National Mtg. Assoc. 7.50% due 03/15/23..........       60,127         65,015
                       Government National Mtg. Assoc. 7.50% due 04/15/23..........        1,115          1,206
                       Government National Mtg. Assoc. 7.50% due 05/15/23..........        1,731          1,872
                       Government National Mtg. Assoc. 7.50% due 05/15/23..........       14,100         15,247
                       Government National Mtg. Assoc. 7.50% due 06/15/23..........          471            510
                       Government National Mtg. Assoc. 7.50% due 06/15/23..........          851            920
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........          447            483
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........        5,573          6,026
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........      119,886        129,634
                       Government National Mtg. Assoc. 7.50% due 08/15/23..........          971          1,050
                       Government National Mtg. Assoc. 7.50% due 10/15/23..........        2,504          2,707
                       Government National Mtg. Assoc. 7.50% due 10/15/23..........        3,907          4,224
                       Government National Mtg. Assoc. 7.50% due 10/15/23..........      542,971        587,119
                       Government National Mtg. Assoc. 7.50% due 11/15/23..........       43,082         46,584
                       Government National Mtg. Assoc. 7.50% due 05/15/24..........       11,598         12,511
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........      132,764        143,088
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........      630,599        679,636
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........      125,197        134,932
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........    1,002,742      1,080,717
                       Government National Mtg. Assoc. 7.50% due 03/15/27..........      975,077      1,049,533
                       Government National Mtg. Assoc. 7.50% due 10/15/27..........      599,314        645,077
                       Government National Mtg. Assoc. 7.50% due 11/15/27..........      168,187        181,030
                       Government National Mtg. Assoc. 7.50% due 02/15/29..........        3,812          4,095
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........       37,636         40,431
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........       59,560         63,983
                       Government National Mtg. Assoc. 7.50% due 06/15/29..........        2,011          2,161
                       Government National Mtg. Assoc. 7.50% due 06/15/29..........       12,714         13,658
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........        2,843          3,054
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........      279,426        300,175
                       Government National Mtg. Assoc. 7.50% due 08/15/29..........        1,483          1,594
                       Government National Mtg. Assoc. 7.50% due 08/15/29..........      429,784        461,697
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........          889            955
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........       14,862         15,965
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........       92,479         99,346
                       Government National Mtg. Assoc. 7.50% due 10/15/29..........      279,170        299,899
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........        8,138          8,742
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........       14,964         16,076
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........      271,427        291,581
                       Government National Mtg. Assoc. 8.00% due 09/15/29..........       20,302         22,047
                       Government National Mtg. Assoc. 8.00% due 10/15/29..........        4,613          5,009
                       Government National Mtg. Assoc. 8.00% due 11/15/29..........       10,701         11,621
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........        7,056          7,663
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........       63,111         68,534
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........       78,998         85,764
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........       87,379         94,863
                       Government National Mtg. Assoc. 8.00% due 03/15/30..........        1,901          2,064
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........      132,693        144,058
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........      193,765        210,362
                       Government National Mtg. Assoc. 8.00% due 05/15/30..........       29,691         32,235
                       Government National Mtg. Assoc. 8.00% due 05/15/30..........       33,240         36,088
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........        2,220          2,410
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........       14,457         15,695
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........       69,564         75,523
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........          981          1,065
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........       35,258         38,279
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........       35,818         38,886

---------------------
    14

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........  $    63,260   $     68,678
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........       30,196         32,783
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........       52,416         56,906
                       Government National Mtg. Assoc. 8.00% due 10/15/30..........       74,002         80,340
                       Government National Mtg. Assoc. 8.00% due 11/15/30..........       48,582         52,743
                       Government National Mtg. Assoc. 8.00% due 12/15/30..........       15,951         17,318
                       Government National Mtg. Assoc. 8.00% due 02/15/31..........       21,871         23,740
                       Government National Mtg. Assoc. 8.00% due 02/15/31..........      218,061        236,691
                       Government National Mtg. Assoc. 8.00% due 03/15/31..........      137,729        149,496
                       Government National Mtg. Assoc. 10.00% due 01/20/14.........        7,962          8,778
                       Government National Mtg. Assoc. 10.00% due 03/20/14.........        7,466          8,232
                       Government National Mtg. Assoc. 10.00% due 06/20/14.........        2,751          3,033
                       Government National Mtg. Assoc. 10.00% due 07/20/14.........       20,456         22,554
                       Government National Mtg. Assoc. 10.00% due 04/20/16.........       57,462         63,572
                       Government National Mtg. Assoc. 10.00% due 05/20/16.........       26,963         29,829
                       Government National Mtg. Assoc. 10.00% due 08/20/16.........        5,326          5,892
                       Government National Mtg. Assoc. 10.00% due 01/20/17.........       16,340         18,102
                       Government National Mtg. Assoc. 10.00% due 02/20/17.........       29,830         33,046
                       Government National Mtg. Assoc. 10.00% due 03/20/17.........       15,018         16,594
                       Government National Mtg. Assoc. 11.50% due 02/20/14.........        1,273          1,436
                       Government National Mtg. Assoc. 12.00% due 01/20/16.........          692            786
                       Government National Mtg. Assoc. 12.75% due 07/15/14.........       37,096         42,304
                       Government National Mtg. Assoc. 13.50% due 09/20/14.........        2,707          3,124
                                                                                                   -------------
                                                                                                    399,150,509
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 25.3%
                       United States Treasury Bonds 5.38% due 02/15/31.............   49,200,000     53,201,338
                       United States Treasury Notes 1.50% due 03/31/06(4)..........   60,000,000     59,020,320
                       United States Treasury Notes 1.63% due 09/30/05.............   31,000,000     30,771,127
                       United States Treasury Notes 2.00% due 08/31/05.............   30,700,000     30,580,085
                       United States Treasury Notes 2.00% due 05/15/06.............   55,550,000     54,894,677
                       United States Treasury Notes 3.50% due 11/15/06.............    5,250,000      5,294,300
                                                                                                   -------------
                                                                                                    233,761,847
                                                                                                   -------------
                       UTILITIES -- 1.0%
                       BellSouth Corp. 6.55% due 06/15/34..........................    3,000,000      3,268,935
                       KeySpan Corp. 6.15% due 06/01/06............................    5,000,000      5,205,250
                                                                                                   -------------
                                                                                                      8,474,185
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $810,753,407).....................                 824,696,938
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES -- 3.3%                                   AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 1.1%
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................  $ 5,000,000   $  5,128,380
                       Diageo Capital, PLC 6.13% due 08/15/05......................    5,000,000      5,098,230
                                                                                                   -------------
                                                                                                     10,226,610
                                                                                                   -------------
                       FINANCE -- 0.4%
                       Axa 8.60% due 12/15/30......................................    3,000,000      3,939,990
                                                                                                   -------------
                       FOREIGN GOVERNMENT BONDS -- 0.6%
                       Province of British Columbia 4.63% due 10/03/06.............    5,000,000      5,118,530
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*..........    4,049,531      4,331,742
                                                                                                   -------------
                       UTILITIES -- 0.7%
                       Hydro-Quebec, Series HY 8.40% due 01/15/22..................    5,000,000      6,831,925
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $27,318,955)..............                  30,448,797
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $880,406,559)...                 897,389,450
                                                                                                   -------------
                       REPURCHASE AGREEMENT -- 1.0%
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement(3)(4) (cost
                         $9,160,000)...............................................    9,160,000      9,160,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $889,566,559)@                           98.0%                     906,549,450
                       Other assets less liabilities --                  2.0                       18,411,199
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $924,960,649
                                                                       ======                    =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of the securities. At December 31, 2004 the aggregate value of these securities was $10,173,647 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 5 for cost of investments on a tax basis
              (1) Commercial Mortgage-Backed Security
              (2) Collateralized Mortgage Obligation
              (3) See Note 2 for details of Joint Repurchase Agreement
              (4) The security or a portion thereof represents collateral for open futures contracts.
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                       EXPIRATION   VALUE AT        VALUE AS OF       UNREALIZED
                        CONTRACTS              DESCRIPTION                 DATE     TRADE DATE    DECEMBER 31, 2004   APPRECIATION
                       -----------------------------------------------------------------------------------------------------------
                       295   Short  U.S. Treasury 10 YR Note            March 2005  $33,073,116      $33,021,582        $51,534
                                                                                                                        =======

              See Notes to Financial Statements

---------------------
    16

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO        PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                 (UNAUDITED)

INDUSTRY ALLOCATION*

      Finance.......................................   15.8%
      U.S. Government Agencies......................   15.1
      Information Technology........................   10.9
      Information & Entertainment...................    8.7
      Healthcare....................................    8.5
      Energy........................................    7.7
      Industrial & Commercial.......................    7.2
      Real Estate...................................    6.2
      Consumer Staples..............................    4.9
      Consumer Discretionary........................    4.0
      Repurchase Agreement..........................    3.8
      Utilities.....................................    2.2
      U.S. Government Obligations...................    2.1
      Materials.....................................    1.9
      Education.....................................    0.5
      Foreign Government Bonds......................    0.3
                                                       -----
                                                       99.8%
                                                       =====

    -------------------
     * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO        INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                                       VALUE
                       COMMON STOCK -- 62.6%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.0%
                       Apparel & Textiles -- 0.4%
                       Columbia Sportswear Co.+....................................        3,000   $    178,830
                       Jones Apparel Group, Inc. ..................................       17,200        629,004
                       Kellwood Co. ...............................................        3,500        120,750
                       NIKE, Inc., Class B.........................................       11,500      1,042,935
                       Quiksilver, Inc.+...........................................        5,200        154,908



                       Automotive -- 1.0%
                       General Motors Corp. .......................................       16,400        656,984
                       Magna International, Inc., Class A..........................       21,800      1,799,590
                       PACCAR, Inc. ...............................................       26,625      2,142,780
                       Superior Industries International, Inc. ....................        4,800        139,440
                       Toyota Motor Corp. Sponsored ADR............................        2,100        171,927



                       Housing & Household Durables -- 0.4%
                       D.R. Horton, Inc. ..........................................       26,800      1,080,308
                       KB Home Corp. ..............................................        3,200        334,080
                       Monaco Coach Corp. .........................................       15,800        325,006
                       Simpson Manufacturing Co., Inc. ............................        9,000        314,100



                       Retail -- 2.2%
                       AnnTaylor Stores Corp.+.....................................        8,650        186,235
                       Blockbuster, Inc., Class A..................................       10,200         97,308
                       Blockbuster, Inc., Class B..................................       11,900        104,839
                       Blue Nile, Inc.+............................................        6,500        179,530
                       Costco Wholesale Corp. .....................................       51,600      2,497,956
                       Gap, Inc. ..................................................       86,000      1,816,320
                       Kohl's Corp.+...............................................        5,000        245,850
                       May Department Stores Co. ..................................       16,100        473,340
                       Movie Gallery, Inc. ........................................       11,700        223,119
                       Neiman Marcus Group, Inc., Class A..........................       29,300      2,096,122
                       Pacific Sunwear of California, Inc.+........................        7,600        169,176
                       Restoration Hardware, Inc.+.................................        2,000         11,480
                       Saks, Inc.+.................................................       13,400        194,434
                       Tiffany & Co. ..............................................       56,600      1,809,502
                       United Natural Foods, Inc.+.................................        6,700        208,370
                       Wal-Mart de Mexico SA de CV ADR.............................       26,000        898,300
                                                                                                   -------------
                                                                                                     20,302,523
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.3%
                       Food, Beverage & Tobacco -- 2.0%
                       Altria Group, Inc. .........................................       12,000        733,200
                       Connors Bros. Income Fund(6)................................       15,300        238,155
                       Dean Foods Co.+.............................................        6,400        210,880
                       Diageo, PLC Sponsored ADR...................................       15,600        902,928
                       Fresh Del Monte Produce, Inc. ..............................        6,400        189,504
                       Hershey Foods Corp. ........................................       22,700      1,260,758
                       John B. Sanfilippo & Son, Inc.+.............................        6,000        154,680
                       Kroger Co.+.................................................      181,100      3,176,494
                       National Beverage Corp.+....................................       12,800        106,496
                       PepsiCo, Inc. ..............................................       61,900      3,231,180
                       SunOpta, Inc.+..............................................       32,300        231,914

---------------------
    18

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       fv
                       Household & Personal Products -- 2.3%
                       Avon Products, Inc. ........................................      117,200   $  4,535,640
                       Central Garden & Pet Co.+...................................        3,700        154,438
                       Clorox Co. .................................................        2,700        159,111
                       Estee Lauder Cos., Inc., Class A............................       28,500      1,304,445
                       HNI Corp. ..................................................       16,800        723,240
                       Jarden Corp.+...............................................        7,100        308,424
                       Kimberly-Clark Corp. .......................................       29,400      1,934,814
                       Lennox International, Inc. .................................        7,500        152,625
                       Procter & Gamble Co. .......................................       42,800      2,357,424
                                                                                                   -------------
                                                                                                     22,066,350
                                                                                                   -------------
                       EDUCATION -- 0.5%
                       Education -- 0.5%
                       Apollo Group, Inc., Class A+................................       29,000      2,340,590



                       ENERGY -- 6.3%
                       Energy Services -- 3.2%
                       Baker Hughes, Inc. .........................................       56,900      2,427,923
                       FPL Group, Inc. ............................................       57,000      4,260,750
                       Nabors Industries, Ltd.+....................................       42,100      2,159,309
                       Pinnacle West Capital Corp. ................................       64,300      2,855,563
                       Schlumberger, Ltd. .........................................       39,400      2,637,830
                       Tesoro Petroleum Corp.+.....................................        4,600        146,556
                       Tidewater, Inc. ............................................       18,600        662,346
                       Valero Energy Corp. ........................................       21,282        966,203



                       Energy Sources -- 3.1%
                       Apache Corp. ...............................................        7,400        374,218
                       Bonavista Energy Trust(6)...................................        8,400        189,993
                       BP, PLC Sponsored ADR.......................................       59,600      3,480,640
                       ChevronTexaco Corp. ........................................       22,800      1,197,228
                       Cimarex Energy Co.+.........................................        7,400        280,460
                       Comstock Resources, Inc.+...................................       10,400        229,320
                       ConocoPhillips..............................................        6,240        541,819
                       Encore Aquisition Co.+......................................          500         17,455
                       Exxon Mobil Corp. ..........................................       47,200      2,419,472
                       Headwaters, Inc.+...........................................       10,100        287,850
                       Hydrogenics Corp.+..........................................       32,500        157,300
                       Noble Energy, Inc. .........................................        9,000        554,940
                       Occidental Petroleum Corp. .................................        2,500        145,900
                       Peyto Energy Trust(6).......................................        4,700        187,623
                       Plains Exploration & Production Co.+........................        5,700        148,200
                       Quantum Fuel Systems Technologies Worldwide, Inc.+..........       30,000        180,600
                       Royal Dutch Petroleum Co.- NY...............................       48,900      2,805,882
                       St. Mary Land & Exploration Co. ............................        4,900        204,526
                       Stone Energy Corp.+.........................................        5,000        225,450
                       Tri-Union Development Corp.+(3)(10).........................          295              3
                       Tribo Petroleum Corp., Class A+(3)(10)......................          500              5
                       Unocal Corp. ...............................................       50,500      2,183,620
                       Vermilion Energy Trust(6)...................................       12,100        203,191
                                                                                                   -------------
                                                                                                     32,132,175
                                                                                                   -------------
                       FINANCE -- 12.0%
                       Banks -- 4.9%
                       Bank of America Corp. ......................................      161,632      7,595,088
                       Banner Corp. ...............................................        8,400        261,996
                       City National Corp. ........................................        3,400        240,210
                       Dime Community Bancorp, Inc. ...............................        8,000        143,280

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       fvEast-West Bancorp, Inc. ..................................        8,500   $    356,660
                       First Mutual Bancshares, Inc. ..............................          500         12,660
                       Flagstar Bancorp, Inc. .....................................        9,300        210,180
                       Frontier Financial Corp. ...................................        3,200        123,552
                       Greater Bay Bancorp.........................................        5,600        156,128
                       Harbor Florida Bancshares, Inc. ............................        5,500        190,355
                       Investors Financial Services Corp. .........................        4,300        214,914
                       Key Corp. ..................................................        2,600         88,140
                       North Fork Bancorp., Inc. ..................................       71,804      2,071,545
                       Oriental Financial Group, Inc. .............................        8,360        236,672
                       Pacific Capital Bancorp.....................................        1,866         63,425
                       Pacific Continental Corp. ..................................        1,000         15,750
                       TCF Financial Corp. ........................................       75,600      2,429,784
                       U.S. Bancorp................................................       35,700      1,118,124
                       UCBH Holdings, Inc. ........................................          900         41,238
                       USB Holding Co., Inc. ......................................        6,150        153,135
                       Wachovia Corp. .............................................       57,800      3,040,280
                       Washington Federal, Inc. ...................................       39,145      1,038,908
                       Wells Fargo & Co. ..........................................       86,265      5,361,370



                       Financial Services -- 3.8%
                       A.G. Edwards, Inc. .........................................       16,600        717,286
                       Affiliated Managers Group, Inc.+............................        3,850        260,799
                       Allied Capital Corp. .......................................       12,100        312,664
                       American Capital Strategies, Ltd. ..........................        5,900        196,765
                       Charles Schwab Corp. .......................................       23,300        278,668
                       Citigroup, Inc. ............................................      101,600      4,895,088
                       Countrywide Financial Corp. ................................       33,800      1,250,938
                       Fannie Mae..................................................        9,800        697,858
                       First Albany Cos., Inc. ....................................       10,900        105,730
                       Franklin Resources, Inc. ...................................        9,500        661,675
                       Freddie Mac.................................................       58,200      4,289,340
                       J.P. Morgan Chase & Co. ....................................      116,500      4,544,665
                       Morgan Stanley..............................................       12,300        682,896
                       Piper Jaffray Cos., Inc.+...................................          400         19,180
                       T. Rowe Price Group, Inc. ..................................        5,600        348,320
                       United PanAm Financial Corp.+...............................          600         11,436



                       Insurance -- 3.3%
                       ACE, Ltd. ..................................................       65,200      2,787,300
                       AFLAC, Inc. ................................................       23,400        932,256
                       Allstate Corp. .............................................      122,400      6,330,528
                       Ambac Financial Group, Inc. ................................        7,600        624,188
                       Fidelity National Financial, Inc. ..........................       42,428      1,937,687
                       HCC Insurance Holdings, Inc. ...............................       41,400      1,371,168
                       MGIC Investment Corp. ......................................        8,901        613,368
                       Navigators Group, Inc.+.....................................        5,300        159,583
                       PMI Group, Inc. ............................................        8,635        360,511
                       RenaissanceRe Holdings, Ltd. ...............................        1,700         88,536
                       StanCorp Financial Group, Inc. .............................        4,700        387,750
                       Stewart Information Services Corp. .........................        4,900        204,085
                       Universal American Financial Corp.+.........................       12,500        193,375
                       XL Capital, Ltd., Class A...................................       10,400        807,560
                                                                                                   -------------
                                                                                                     61,234,597
                                                                                                   -------------
                       HEALTHCARE -- 7.3%
                       Drugs -- 4.1%
                       Abbott Laboratories.........................................       17,000        793,050
                       Accredo Health, Inc.+.......................................        7,900        218,988

---------------------
    20

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       fvAllergan, Inc. ...........................................        4,100   $    332,387
                       AmerisourceBergen Corp. ....................................        3,500        205,380
                       Amgen, Inc.+................................................        5,100        327,165
                       Amylin Pharmaceuticals, Inc.+...............................        1,200         28,032
                       Andrx Corp.+................................................       15,400        336,182
                       Antigenics, Inc.+...........................................       15,700        158,884
                       Bradley Pharmaceuticals, Inc.+..............................        8,300        161,020
                       Bristol-Myers Squibb Co. ...................................       86,300      2,211,006
                       Cardinal Health, Inc. ......................................       55,100      3,204,065
                       Corixa Corp.+...............................................       61,200        222,768
                       Dendreon Corp.+.............................................       23,300        251,174
                       Eden Bioscience Corp.+......................................       15,200         14,744
                       Express Scripts, Inc.+......................................       19,700      1,505,868
                       Gene Logic, Inc.+...........................................       38,200        140,576
                       ICOS Corp.+.................................................        6,100        172,508
                       Lannett Company, Inc.+......................................        3,100         30,535
                       Medicis Pharmaceutical Corp., Class A.......................        4,500        157,995
                       Merck & Co., Inc. ..........................................       35,400      1,137,756
                       Mylan Laboratories, Inc. ...................................       39,100        691,288
                       Myriad Genetics, Inc.+......................................        6,700        150,817
                       Neose Technologies, Inc.+...................................       17,900        120,288
                       Pain Therapeutics, Inc.+....................................       18,500        133,385
                       Par Pharmaceutical Cos., Inc.+..............................        1,900         78,622
                       Pfizer, Inc. ...............................................      185,800      4,996,162
                       Pharmacyclics, Inc.+........................................       14,000        146,580
                       Teva Pharmaceutical Industries, Ltd., Sponsored ADR.........       85,600      2,556,016
                       Watson Pharmaceuticals, Inc.+...............................        7,300        239,513
                       Zymogenetics, Inc.+.........................................        7,500        172,500



                       Health Services -- 0.8%
                       Caremark Rx, Inc.+..........................................        3,300        130,119
                       Covance, Inc.+..............................................       29,800      1,154,750
                       Health Net, Inc.+...........................................        2,000         57,740
                       IMS Health, Inc. ...........................................       60,101      1,394,944
                       Kindred Healthcare, Inc.+...................................        4,400        131,780
                       Neurocrine Biosciences, Inc.+...............................        1,700         83,810
                       Owens & Minor, Inc. ........................................        6,900        194,373
                       ResMed, Inc.+...............................................        2,700        137,970
                       Universal Health Services, Inc., Class B....................       15,100        671,950
                       VCA Antech, Inc.+...........................................        2,000         39,200
                       Weight Watchers International, Inc.+........................        5,700        234,099



                       Medical Products -- 2.4%
                       Advanced Neuromodulation Systems, Inc.+.....................        5,700        224,922
                       Affymetrix, Inc.+...........................................        6,800        248,540
                       Applied Biosystems Group -- Applera Corp. ..................        4,700         98,277
                       Baxter International, Inc. .................................       69,000      2,383,260
                       Becton Dickinson & Co. .....................................        8,100        460,080
                       Biosite, Inc.+..............................................        1,100         67,694
                       Cell Genesys, Inc.+.........................................       20,200        163,620
                       Emisphere Technologies, Inc.+...............................       29,200        118,260
                       Genentech, Inc.+............................................        3,900        212,316
                       Johnson & Johnson...........................................       67,600      4,287,192
                       Medtronic, Inc. ............................................       51,300      2,548,071
                       Microvision, Inc.+..........................................       12,600         88,200
                       OraSure Technologies, Inc.+.................................       26,300        176,736
                       Sangamo Biosciences, Inc.+..................................        9,500         57,000
                       SonoSite, Inc.+.............................................       21,100        716,345
                       Varian Medical Systems, Inc.+...............................        6,200        268,088

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       fvZimmer Holdings, Inc.+....................................          900   $     72,108
                                                                                                   -------------
                                                                                                     37,316,698
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 6.3%
                       Aerospace & Military Technology -- 1.6%
                       Boeing Co. .................................................       97,000      5,021,690
                       DRS Technologies, Inc.+.....................................        4,500        192,195
                       General Dynamics Corp. .....................................        5,100        533,460
                       Lockheed Martin Corp. ......................................       24,000      1,333,200
                       Northrop Grumman Corp. .....................................       17,100        929,556



                       Business Services -- 1.8%
                       Acxiom Corp. ...............................................       37,000        973,100
                       Building Materials Holding Corp. ...........................        4,600        176,134
                       Convergys Corp.+............................................        6,000         89,940
                       Duratek, Inc.+..............................................        8,300        206,753
                       Euronet Worldwide, Inc.+....................................       11,000        286,220
                       Fair Issac Corp. ...........................................        7,450        273,266
                       First Consulting Group, Inc.+...............................        8,400         51,324
                       First Data Corp. ...........................................      101,900      4,334,826
                       Getty Images, Inc.+.........................................        7,200        495,720
                       Gevity HR, Inc. ............................................       14,700        302,232
                       Griffon Corp.+..............................................        7,200        194,400
                       Hewitt Associates, Inc., Class A+...........................        9,280        297,053
                       Jacobs Engineering Group, Inc.+.............................          200          9,558
                       Republic Services, Inc. ....................................       20,400        684,216
                       Robert Half International, Inc. ............................        9,000        264,870
                       Waste Management, Inc. .....................................       14,700        440,118



                       Machinery -- 0.3%
                       Cascade Corp. ..............................................        5,000        199,750
                       Federal Signal Corp. .......................................       21,900        386,754
                       Lincoln Electric Holdings, Inc. ............................       15,500        535,370
                       Teleflex, Inc. .............................................        9,900        514,206



                       Multi-Industry -- 2.2%
                       Dionex Corp.+...............................................        4,700        266,349
                       General Electric Co. .......................................       78,200      2,854,300
                       Honeywell International, Inc. ..............................       99,000      3,505,590
                       Tyco International, Ltd. ...................................      123,800      4,424,612



                       Transportation -- 0.4%
                       A/S Dampskibsselskabet Torm ADR.............................        7,200        297,216
                       Expeditors International of Washington, Inc. ...............        8,400        469,392
                       Genesee & Wyoming, Inc., Class A+...........................        5,100        143,463
                       Greenbrier Cos., Inc. ......................................       12,300        416,355
                       OMI Corp. ..................................................       10,000        168,500
                       United Parcel Service, Inc., Class B........................        7,900        675,134
                                                                                                   -------------
                                                                                                     31,946,822
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.8%
                       Broadcasting & Media -- 1.9%
                       Comcast Corp., Class A+.....................................       50,014      1,664,466
                       Comcast Corp., Special Class A+.............................       68,200      2,239,688
                       Liberty Media Corp.+........................................      187,100      2,054,358
                       McClatchy Co., Class A......................................        1,100         78,991
                       NTN Communications, Inc.+...................................       42,400        135,256
                       Univision Communications, Inc., Class A+....................       10,000        292,700
                       Viacom, Inc., Class A.......................................       21,700        804,636

---------------------
    22

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       gvViacom, Inc., Class B.....................................       50,000   $  1,819,500
                       Walt Disney Co. ............................................        9,300        258,540



                       Entertainment Products -- 1.0%
                       Electronic Arts, Inc.+......................................        1,500         92,520
                       Knight-Ridder, Inc. ........................................        4,000        267,760
                       Mattel, Inc. ...............................................      223,100      4,348,219
                       RC2 Corp.+..................................................        4,900        159,740
                       Readers Digest Association, Inc. ...........................       15,000        208,650



                       Leisure & Tourism -- 2.9%
                       Alaska Air Group, Inc.+.....................................       29,400        984,606
                       AMR Corp.+..................................................       32,300        353,685
                       Carmike Cinemas, Inc. ......................................        4,800        175,200
                       Carnival Corp. .............................................      120,900      6,967,467
                       Continental Airlines, Inc., Class B+........................       10,000        135,400
                       Harrah's Entertainment, Inc. ...............................       25,700      1,719,073
                       Hilton Hotels Corp. ........................................       20,800        472,992
                       Intrawest Corp. ............................................       11,100        255,189
                       Mandalay Resort Group.......................................        2,100        147,903
                       McDonald's Corp. ...........................................       14,400        461,664
                       Papa John's International, Inc.+............................        6,200        213,528
                       Starbucks Corp.+............................................        8,000        498,880
                       Steiner Leisure, Ltd.+......................................        6,100        182,268
                       West Marine, Inc.+..........................................       10,700        264,825
                       WestCoast Hospitality Corp.+................................       32,700        199,470
                       Yum! Brands, Inc. ..........................................       39,100      1,844,738
                                                                                                   -------------
                                                                                                     29,301,912
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 9.1%
                       Communication Equipment -- 0.3%
                       InterDigital Communications Corp.+..........................        9,700        214,370
                       Nokia Oyj Sponsored ADR.....................................       40,700        637,769
                       REMEC, Inc.+................................................       13,500         97,335
                       ViaSat, Inc.+...............................................        9,400        228,138
                       Wireless Facilities, Inc.+..................................       22,400        211,456



                       Computers & Business Equipment -- 2.1%
                       Advanced Digital Information Corp.+.........................       30,300        303,606
                       Diebold, Inc. ..............................................       18,800      1,047,724
                       Electronics for Imaging, Inc.+..............................       17,900        311,639
                       Geac Computer Corp., Ltd.+..................................       40,500        297,675
                       Hewlett-Packard Co. ........................................      127,700      2,677,869
                       Immersion Corp.+............................................       18,500        134,865
                       InFocus Corp.+..............................................        1,000          9,160
                       International Business Machines Corp. ......................       49,000      4,830,420
                       Komag, Inc.+................................................       11,542        216,759
                       RadiSys Corp.+..............................................        8,700        170,085
                       Synopsys, Inc.+.............................................       34,800        682,776



                       Electronics -- 1.9%
                       Applied Materials, Inc.+....................................        5,800         99,180
                       Arrow Electronics, Inc.+....................................       10,100        245,430
                       Axcelis Technologies, Inc.+.................................       20,800        169,104
                       Credence Systems Corp.+.....................................       29,700        271,755
                       Cubic Corp. ................................................        5,900        148,503
                       Digimarc Corp.+.............................................       35,800        333,656
                       Electro Scientific Industries, Inc.+........................        8,000        158,080
                       FEI Co.+....................................................        7,800        163,800

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       fvFreescale Semiconductor, Inc.+............................       19,764   $    362,867
                       Hutchinson Technology, Inc.+................................        8,400        290,388
                       Intel Corp. ................................................      123,200      2,881,648
                       KLA-Tencor Corp.+...........................................        2,300        107,134
                       Lattice Semiconductor Corp.+................................       18,700        106,590
                       LSI Logic Corp.+............................................        9,000         49,320
                       Microchip Technology, Inc. .................................       87,750      2,339,415
                       Novellus Systems, Inc.+.....................................          500         13,945
                       OmniVision Technologies, Inc.+..............................       13,000        238,550
                       Photon Dynamics, Inc.+......................................        9,100        220,948
                       Pixelworks, Inc.+...........................................       26,750        303,345
                       Power Integrations, Inc.+...................................        5,700        112,746
                       Tektronix, Inc. ............................................       20,000        604,200
                       Trimble Navigation, Ltd.+...................................        6,400        211,456
                       TriQuint Semiconductor, Inc.+...............................       13,700         60,965



                       Internet Content -- 0.3%
                       aQuantive, Inc.+............................................       27,800        248,532
                       Ariba, Inc.+................................................        8,966        148,836
                       Art Technology Group, Inc.+.................................      142,996        214,494
                       Corillian Corp.+............................................       33,700        165,804
                       Lionbridge Technologies, Inc.+..............................       41,700        280,224
                       Online Resources Corp.+.....................................       25,300        192,786
                       Sumtotal Systems, Inc.+.....................................       45,306        235,591
                       SupportSoft, Inc.+..........................................        1,900         12,654
                       Symantec Corp.+.............................................          500         12,880
                       WatchGuard Technologies, Inc.+..............................       15,700         69,551



                       Software -- 2.9%
                       Actuate Corp.+..............................................       10,600         27,030
                       Adobe Systems, Inc. ........................................       21,300      1,336,362
                       Ansys, Inc.+................................................        5,100        163,506
                       Atari, Inc.+................................................      115,900        339,587
                       BMC Software, Inc.+.........................................       57,900      1,076,940
                       BSQUARE Corp.+..............................................      113,400        168,966
                       Computer Associates International, Inc. ....................      127,300      3,953,938
                       Intraware, Inc.+............................................      174,600        204,282
                       Microsoft Corp. ............................................      187,400      5,005,454
                       NetIQ Corp.+................................................        6,100         74,481
                       Nuance Communications, Inc.+................................       25,900        107,226
                       Onyx Software Corp.+........................................       41,900        134,080
                       PDF Solutions, Inc.+........................................       12,400        199,764
                       Quest Software, Inc.+.......................................       12,800        204,160
                       ScanSoft, Inc.+.............................................       53,300        223,327
                       Siebel Systems, Inc.+.......................................      126,200      1,325,100
                       SkillSoft, PLC ADR+.........................................       21,900        123,735
                       Sybase, Inc.+...............................................        4,100         81,795



                       Telecommunications -- 1.6%
                       Asia Satellite Telecommunication Holdings, Ltd., Sponsored
                         ADR.......................................................       10,500        196,350
                       Cisco Systems, Inc.+........................................       16,000        308,800
                       Gilat Satellite Networks, Ltd.+.............................        4,370         26,613
                       Harris Corp. ...............................................       13,800        852,702
                       Mobile Telesystems Sponsored ADR............................        1,300        180,063
                       Motorola, Inc. .............................................      163,000      2,803,600
                       Nextel Partners, Inc., Class A+.............................       12,700        248,158
                       Primus Telecommunications Group, Inc.+......................       23,600         75,048
                       SBC Communications, Inc. ...................................       69,400      1,788,438
                       United States Cellular Corp.+...............................        4,400        196,944

---------------------
    24

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       fvUSA Mobility, Inc.+.......................................        6,100   $    215,391
                       Verizon Communications, Inc. ...............................       15,900        644,109
                       Vodafone Group, PLC Sponsored ADR...........................       25,100        687,238
                                                                                                   -------------
                                                                                                     46,119,210
                                                                                                   -------------
                       MATERIALS -- 1.6%
                       Chemicals -- 0.6%
                       Albemarle Corp. ............................................        4,000        154,840
                       Cabot Corp. ................................................       21,600        835,488
                       Dow Chemical Co. ...........................................       11,400        564,414
                       Monsanto Co. ...............................................       10,300        572,165
                       Valspar Corp. ..............................................       14,600        730,146



                       Forest Products -- 0.1%
                       Timberwest Forest Corp.(6)..................................       12,600        158,584
                       Weyerhaeuser Co. ...........................................        6,000        403,320



                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................       57,300      1,800,366
                       Cemex SA de CV, Sponsored ADR...............................       21,700        790,314
                       Century Aluminum Co.+.......................................        4,100        107,666
                       Fording Canadian Coal Trust(6)..............................        3,300        254,595
                       Kingsgate Consolidated, Ltd. ...............................       24,200         46,477
                       Liquidmetal Technologies, Inc.+.............................       53,100        122,130
                       Metal Management, Inc. .....................................        8,600        231,082
                       Oregon Steel Mills, Inc.+...................................        9,100        184,639
                       Precision Castparts Corp. ..................................        4,300        282,424
                       Randgold Resources, Ltd. ADR+...............................       19,800        225,720
                       Schnitzer Steel Industries, Inc., Class A...................       11,350        385,106
                       Suburban Propane Partners LP(6).............................        4,000        139,040
                       Wheaton River Minerals, Ltd.+...............................       63,100        205,706
                                                                                                   -------------
                                                                                                      8,194,222
                                                                                                   -------------
                       REAL ESTATE -- 5.0%
                       Real Estate Investment Trusts -- 5.0%
                       Alexandria Real Estate Equities, Inc. ......................       11,700        870,714
                       AMB Property Corp. .........................................       21,200        856,268
                       Apartment Investment & Management Co., Class A..............       22,600        871,004
                       Arden Realty Group, Inc. ...................................       10,000        377,200
                       AvalonBay Communities, Inc. ................................        7,500        564,750
                       Boston Properties, Inc. ....................................        6,000        388,020
                       Capital Automotive REIT.....................................       15,700        557,742
                       CarrAmerica Realty Corp. ...................................       12,800        422,400
                       Cedar Shopping Centers, Inc. ...............................        7,200        102,960
                       Corporate Office Properties Trust...........................       30,500        895,175
                       Developers Diversified Realty Corp. ........................       17,400        772,038
                       Duke Realty Corp. ..........................................       12,900        440,406
                       Entertainment Properties Trust..............................        5,200        231,660
                       Equity Inns, Inc. ..........................................       35,800        420,292
                       Equity Office Properties Trust..............................       35,000      1,019,200
                       Equity Residential..........................................       33,500      1,212,030
                       Friedman, Billings, Ramsey Group, Inc., Class A.............        9,700        188,083
                       General Growth Properties, Inc. ............................       46,400      1,677,824
                       Health Care Property Investors, Inc. .......................       86,500      2,395,185
                       Healthcare Realty Trust, Inc. ..............................        8,300        337,810
                       Hospitality Properties Trust................................       15,100        694,600
                       Host Marriott Corp. ........................................       11,200        193,760
                       iStar Financial, Inc. ......................................        8,200        371,132

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Kimco Realty Corp. .........................................       13,700   $    794,463
                       Macerich Co. ...............................................       15,500        973,400
                       Mills Corp. ................................................       12,000        765,120
                       Nationwide Health Properties, Inc. .........................       54,400      1,292,000
                       Pan Pacific Retail Properties, Inc. ........................        8,100        507,870
                       Plum Creek Timber Co., Inc. ................................       27,900      1,072,476
                       ProLogis....................................................       16,800        727,944
                       Public Storage, Inc. .......................................        6,300        351,225
                       Redwood Trust, Inc. ........................................        3,500        217,315
                       Simon Property Group, Inc. .................................       21,000      1,358,070
                       SL Green Realty Corp. ......................................        6,500        393,575
                       Sovran Self Storage, Inc. ..................................        2,500        105,350
                       United Dominion Realty Trust, Inc. .........................       23,100        572,880
                       Vornado Realty Trust........................................        5,500        418,715
                       Winston Hotels, Inc. .......................................       11,100        131,091
                                                                                                   -------------
                                                                                                     25,541,747
                                                                                                   -------------
                       UTILITIES -- 0.4%
                       Electric Utilities -- 0.4%
                       NiSource, Inc. .............................................       78,900      1,797,342
                       Southern Co. ...............................................       13,300        445,816
                                                                                                   -------------
                                                                                                      2,243,158
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $268,849,019)......................                 318,740,004
                                                                                                   -------------

                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 1.8%                                 AMOUNT
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 1.8%
                       Bank of America Mtg. Securities, Inc., Series 2004-4 2A1
                         5.50% due 05/25/34(4).....................................  $ 1,834,982      1,855,964
                       Countrywide Home Loans, Series 2003-13T1 A1 4.00% due
                         08/25/33(4)...............................................      755,374        744,377
                       Countrywide Home Loans, Series 2003-20 A1 5.00% due
                         11/25/18(4)...............................................    1,209,671      1,220,255
                       Countrywide Home Loans, Series 2004-4 A5 5.25% due
                         05/25/34(4)...............................................    1,500,000      1,509,249
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         2003-8 1A1 5.75% due 04/25/33(4)..........................    1,601,873      1,634,111
                       Vendee Mtg. Trust, Series 2000-3 2H 7.50% due 11/15/14(4)...    1,718,000      1,793,590
                       WFS Financial Owner Trust, Series 2004-3 A4 3.93% due
                         01/18/05..................................................      250,000        250,802
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $9,058,303).............                   9,008,348
                                                                                                   -------------
                       BONDS & NOTES -- 30.1%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Ford Motor Co. 6.38% due 02/01/29...........................      200,000        179,987
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.6%
                       ConAgra, Inc. 8.25% due 09/15/30............................    1,500,000      1,994,994
                       Fred Meyer, Inc. 7.45% due 03/01/08.........................      800,000        882,028
                                                                                                   -------------
                                                                                                      2,877,022
                                                                                                   -------------
                       ENERGY -- 0.9%
                       Covanta Energy Corp. 8.25% due 03/15/11.....................      776,736        728,190
                       Covanta Energy Corp. Escrow 9.25% due 03/01/22 +(3).........    1,500,000              0
                       Hanover Compressor Co. 4.75% due 03/15/08...................      750,000        727,500
                       Petrobas International Finance Co. 9.75% due 07/06/11.......    1,500,000      1,800,000
                       Phillips Petroleum Co. 8.75% due 05/25/10...................    1,250,000      1,525,466

---------------------
    26

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Tri-Union Development Corp. 12.50% due 06/01/06(3)(10)......  $   423,000   $          0
                       Tri-Union Development Corp., Series AI 12.50% due
                         06/01/06(3)(10)...........................................       31,250              0
                                                                                                   -------------
                                                                                                      4,781,156
                                                                                                   -------------
                       FINANCE -- 2.0%
                       Athena Neurosciences Finance, LLC 7.25% due 02/21/08........      750,000        783,750
                       CIT Group, Inc. 7.38% due 04/02/07..........................      500,000        539,876
                       Citigroup, Inc. 5.00% due 09/15/14*.........................    1,180,000      1,185,692
                       Citigroup, Inc. 6.75% due 12/01/05..........................      250,000        257,984
                       DVI, Inc. 9.88% due 02/01/04+(1)(2)(3)(9)...................    1,450,000        152,250
                       Fifth Third Bankcorp. 2.70% due 01/30/07....................      250,000        246,752
                       Ford Motor Credit Co. 7.38% due 02/01/11....................    1,200,000      1,293,301
                       General Motors Acceptance Corp. 7.75% due 01/19/10..........    1,000,000      1,073,316
                       Goldman Sachs Group, Inc. 6.88% due 01/15/11................    1,000,000      1,128,178
                       Jefferies Group, Inc. 7.75% due 03/15/12....................      500,000        567,320
                       Legg Mason, Inc. 6.75% due 07/02/08.........................      500,000        544,518
                       Merrill Lynch & Co., Inc. 6.00% due 02/17/09................    1,000,000      1,073,276
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............      500,000        560,819
                       Wells Fargo & Co. 4.63% due 04/15/14........................      750,000        740,371
                                                                                                   -------------
                                                                                                     10,147,403
                                                                                                   -------------
                       HEALTHCARE -- 1.1%
                       Cardinal Health, Inc. 6.25% due 07/15/08....................      225,000        237,624
                       Cardinal Health, Inc. 6.75% due 02/15/11....................    1,500,000      1,650,063
                       HCA, Inc. 8.75% due 09/01/10................................    1,500,000      1,714,627
                       HEALTHSOUTH Corp. 7.63% due 06/01/12........................      750,000        753,750
                       IVAX Corp. 4.50% due 05/15/08...............................      750,000        750,000
                       Nektar Therapeutics 5.00% due 02/08/07......................      250,000        252,188
                       Vertex Pharmaceuticals, Inc. 5.00% due 09/19/07.............      250,000        240,000
                                                                                                   -------------
                                                                                                      5,598,252
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.9%
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........      750,000        768,750
                       Great Lakes Dredge & Dock Corp. 7.75% due 12/15/13..........      750,000        682,500
                       Lockheed Martin Corp. 8.50% due 12/01/29....................      500,000        684,138
                       Norfolk Southern Corp. 7.25% due 02/15/31...................      750,000        899,751
                       Orbital Sciences Corp., Series B 9.00% due 07/15/11.........      300,000        337,500
                       Waste Management, Inc. 7.38% due 08/01/10...................    1,045,000      1,197,834
                                                                                                   -------------
                                                                                                      4,570,473
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.7%
                       AOL Time Warner, Inc. 7.63% due 04/15/31....................      200,000        241,952
                       Cox Enterprises, Inc. 7.88% due 09/15/10*...................    1,500,000      1,688,907
                       Frontiervision Operating Partnership LP 11.00% due
                         10/15/06+(2)..............................................    1,500,000      1,965,000
                       Northwest Airlines, Inc., Series 96-1 8.97% due 07/02/16....      118,097         79,896
                       Oed Corp. 8.75% due 04/15/12................................    1,250,000      1,225,000
                       Park Place Entertainment Corp. 7.50% due 09/01/09...........      750,000        834,375
                       Park Place Entertainment Corp. 9.38% due 02/15/07...........    1,000,000      1,102,500
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,125,414
                       Riviera Holdings Corp. 11.00% due 06/15/10..................    1,500,000      1,676,250
                       Southwest Airlines Co., Series 01-1 Pass Through 5.50% due
                         11/01/06..................................................    1,500,000      1,544,609
                       Tele-Communications, Inc. 7.88% due 08/01/13................      500,000        599,496
                       United Airlines, Inc., Series 00-2 Pass Through 7.19% due
                         04/01/11..................................................    1,717,759      1,560,790
                                                                                                   -------------
                                                                                                     13,644,189
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.4%
                       BEA Systems, Inc. 4.00% due 12/15/06........................    1,500,000      1,503,750
                       Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07.....    1,500,000      1,357,500
                       Electronic Data Systems Corp., Series B 6.00% due
                         08/01/13..................................................      500,000        527,946

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Extreme Networks, Inc. 3.50% due 12/01/06...................  $   750,000   $    733,125
                       Qwest Services Corp. 1.00% due 03/15/12*....................    1,000,000      1,155,000
                       TriQuint Semiconductor, Inc. 4.00% due 03/01/07.............    1,750,000      1,693,125
                                                                                                   -------------
                                                                                                      6,970,446
                                                                                                   -------------
                       MATERIALS -- 0.3%
                       Champion International Corp. 7.15% due 12/15/27.............    1,000,000      1,123,362
                       Jefferson Smurfit Corp. 8.25% due 10/01/12..................      500,000        545,000
                                                                                                   -------------
                                                                                                      1,668,362
                                                                                                   -------------
                       REAL ESTATE -- 1.2%
                       Developers Diversified Realty Corp. 4.63% due 08/01/10......    1,000,000        992,401
                       Health Care Property Investors, Inc. 6.00% due 03/01/15.....      750,000        795,817
                       Health Care Property Investors, Inc. 6.88% due
                         06/08/05(7)...............................................      500,000        507,809
                       Nationwide Health Properties, Inc., Series MTNB 7.06% due
                         12/05/06..................................................    2,500,000      2,616,755
                       Shurgard Storage Centers, Inc. 5.88% due 03/15/13...........    1,000,000      1,033,422
                                                                                                   -------------
                                                                                                      5,946,204
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 15.1%
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............    1,172,130      1,171,006
                       Federal Home Loan Mtg. Corp. 4.50% due 07/01/19.............    1,438,136      1,434,223
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/33.............      839,748        836,368
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/33.............      897,184        892,827
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/33.............    1,298,399      1,293,500
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............    3,384,268      3,363,014
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/17.............      402,634        416,376
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/18.............      845,042        873,884
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/18.............      709,319        733,267
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............      774,458        801,957
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/31.............      404,044        411,377
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/32.............    1,013,364      1,031,139
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/33.............    1,536,976      1,564,849
                       Federal Home Loan Mtg. Corp. 5.50% due 08/01/33.............      861,956        877,579
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............    1,338,295      1,360,800
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    2,683,435      2,727,798
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/34.............    1,496,573      1,521,314
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............      342,874        359,148
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/17.............      591,359        619,427
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/31.............      292,885        302,972
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/32.............      224,738        232,478
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............    1,309,770      1,355,209
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/34.............    1,353,737      1,399,112
                       Federal Home Loan Mtg. Corp. 6.50% due 02/01/14.............      248,989        263,881
                       Federal Home Loan Mtg. Corp., Series 2449 ND 6.50% due
                         05/15/30(4)...............................................    1,500,000      1,545,524
                       Federal Home Loan Mtg. Corp. 6.50% due 01/01/32.............      521,305        547,509
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/15.............       63,393         67,202
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/15.............      166,706        176,722
                       Federal Home Loan Mtg. Corp. 7.00% due 06/01/15.............       74,357         78,824
                       Federal Home Loan Mtg. Corp. 7.00% due 12/01/15.............       40,513         42,947
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/16.............      169,152        179,312
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/27.............      139,981        148,973
                       Federal Home Loan Mtg. Corp. 7.00% due 05/01/30.............          417            442
                       Federal Home Loan Mtg. Corp. 7.00% due 01/01/32.............      164,387        174,223
                       Federal Home Loan Mtg. Corp. 7.50% due 12/01/30.............       16,685         17,883
                       Federal Home Loan Mtg. Corp. 7.50% due 12/01/30.............      153,523        164,553
                       Federal Home Loan Mtg. Corp. 7.50% due 01/01/31.............      236,590        253,587
                       Federal Home Loan Mtg. Corp. 7.50% due 02/01/31.............       48,426         51,905
                       Federal Home Loan Mtg. Corp. 8.00% due 08/01/30.............       91,346         98,989
                       Federal National Mtg. Assoc. 4.00% due 09/01/18.............    1,759,440      1,720,832

---------------------
    28

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 4.00% due 10/01/18.............  $ 4,126,060   $  4,035,520
                       Federal National Mtg. Assoc. 4.50% due 12/01/18.............      845,149        844,831
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    1,702,067      1,730,937
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............    1,315,052      1,341,096
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............    1,075,612      1,094,413
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............    1,291,732      1,313,245
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............    1,214,557      1,205,669
                       Federal National Mtg. Assoc., Series 1993-248 SA
                         5.36% due 01/27/05(4)(8)..................................      532,972        521,002
                       Federal National Mtg. Assoc. 5.50% due 01/01/17.............      666,101        692,035
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    1,424,393      1,454,459
                       Federal National Mtg. Assoc. 5.50% due 05/01/33.............      847,790        862,524
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............    1,295,390      1,317,512
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............    1,609,182      1,634,617
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............    1,332,690      1,352,321
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............    1,323,576      1,342,396
                       Federal National Mtg. Assoc. 6.00% due 08/01/18.............      191,688        199,971
                       Federal National Mtg. Assoc. 6.00% due 10/01/22.............      763,659        795,047
                       Federal National Mtg. Assoc. 6.00% due 05/01/31.............      500,216        517,937
                       Federal National Mtg. Assoc. 6.00% due 08/01/31.............      584,897        605,617
                       Federal National Mtg. Assoc. 6.00% due 04/01/32.............      438,985        454,528
                       Federal National Mtg. Assoc. 6.00% due 01/01/34.............      862,740        892,494
                       Federal National Mtg. Assoc. 6.25% due 02/01/11.............    1,000,000      1,096,315
                       Federal National Mtg. Assoc. 6.50% due 06/01/19.............      126,147        133,218
                       Federal National Mtg. Assoc. 6.50% due 09/01/24.............      254,745        268,540
                       Federal National Mtg. Assoc. 6.50% due 09/01/25.............       38,055         40,056
                       Federal National Mtg. Assoc. 6.50% due 11/01/25.............       74,800         78,761
                       Federal National Mtg. Assoc. 6.50% due 02/01/26.............       10,335         10,872
                       Federal National Mtg. Assoc. 6.50% due 05/01/26.............       34,446         36,236
                       Federal National Mtg. Assoc. 6.50% due 11/01/27.............        3,181          3,344
                       Federal National Mtg. Assoc. 6.50% due 07/01/29.............      758,121        801,155
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............       34,408         36,120
                       Federal National Mtg. Assoc. 6.50% due 01/01/32.............      160,982        168,995
                       Federal National Mtg. Assoc. 6.50% due 03/01/32.............      455,621        478,229
                       Federal National Mtg. Assoc. 6.50% due 03/01/32.............      186,360        195,636
                       Federal National Mtg. Assoc. 6.50% due 04/01/32.............      779,028        817,683
                       Federal National Mtg. Assoc. 6.50% due 12/01/32.............      411,729        432,159
                       Federal National Mtg. Assoc. 6.50% due 07/01/34.............      882,004        926,632
                       Federal National Mtg. Assoc. 7.00% due 05/01/15.............        7,355          7,798
                       Federal National Mtg. Assoc. 7.00% due 12/01/15.............       14,349         15,213
                       Federal National Mtg. Assoc. 7.00% due 01/01/16.............      147,885        156,794
                       Federal National Mtg. Assoc. 7.00% due 04/01/16.............       64,789         68,688
                       Federal National Mtg. Assoc. 7.00% due 05/01/29.............       88,849         94,264
                       Federal National Mtg. Assoc. 7.00% due 09/01/29.............       74,584         79,176
                       Federal National Mtg. Assoc. 7.00% due 12/01/29.............       21,021         22,302
                       Federal National Mtg. Assoc. 7.00% due 01/01/31.............       32,529         34,494
                       Federal National Mtg. Assoc. 7.00% due 07/01/31.............      113,716        120,550
                       Federal National Mtg. Assoc., Series 2002-16 TM 7.00% due
                         04/25/32(4)...............................................    1,358,692      1,416,388
                       Federal National Mtg. Assoc. 7.50% due 11/01/30.............      248,127        265,000
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............      714,898        763,513
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............      233,951        250,666
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............      137,868        147,724
                       Federal National Mtg. Assoc. 7.50% due 02/01/31.............       96,717        103,627
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............      302,229        322,453
                       Federal National Mtg. Assoc. 8.00% due 01/01/16.............      840,548        893,978
                       Government National Mtg. Assoc., Series 2002-70 PA
                         4.50% due 08/20/32(4).....................................      267,728        268,963
                       Government National Mtg. Assoc. 5.50% due 07/20/33..........    1,389,575      1,419,265
                       Government National Mtg. Assoc. 5.50% due 02/20/34..........      906,199        925,152
                       Government National Mtg. Assoc. 5.50% due 03/20/34..........      911,369        930,430

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.00% due 05/20/32..........  $   474,202   $    491,456
                       Government National Mtg. Assoc. 6.00% due 07/20/33..........      991,328      1,029,264
                       Government National Mtg. Assoc. 6.00% due 06/15/34..........    1,811,065      1,879,546
                       Government National Mtg. Assoc. 6.00% due 08/15/34..........    1,345,186      1,395,143
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      270,087        286,057
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      696,110        737,269
                       Government National Mtg. Assoc. 6.50% due 02/15/24..........      222,509        235,426
                       Government National Mtg. Assoc. 6.50% due 03/20/27..........       22,756         23,967
                       Government National Mtg. Assoc. 6.50% due 04/20/27..........      100,797        106,161
                       Government National Mtg. Assoc. 6.50% due 07/15/32..........      371,013        390,901
                       Government National Mtg. Assoc. 6.50% due 04/20/34..........      821,542        863,206
                       Government National Mtg. Assoc. 7.00% due 12/15/22..........        7,342          7,847
                       Government National Mtg. Assoc. 7.00% due 12/15/22..........       67,050         71,658
                       Government National Mtg. Assoc. 7.00% due 05/15/23..........        3,606          3,852
                       Government National Mtg. Assoc. 7.00% due 05/15/23..........          807            862
                       Government National Mtg. Assoc. 7.00% due 05/15/23..........        7,246          7,741
                       Government National Mtg. Assoc. 7.00% due 06/15/23..........       15,476         16,534
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........       48,425         51,744
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       32,943         35,069
                       Government National Mtg. Assoc. 7.50% due 08/15/30..........       41,688         44,778
                       Government National Mtg. Assoc. 7.50% due 09/15/30..........       18,804         20,198
                       Government National Mtg. Assoc. 7.50% due 11/15/30..........      118,068        126,819
                       Government National Mtg. Assoc. 7.50% due 01/15/31..........       85,577         91,910
                                                                                                   -------------
                                                                                                     77,068,900
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 2.1%
                       United States Treasury Notes 3.38% due 11/15/08.............    2,000,000      1,994,610
                       United States Treasury Notes 3.50% due 12/15/09.............    1,000,000        995,156
                       United States Treasury Notes 4.00% due 11/15/12.............    3,000,000      2,994,960
                       United States Treasury Notes 4.25% due 08/15/14.............    2,500,000      2,505,567
                       United States Treasury Notes 4.75% due 05/15/14.............    2,000,000      2,084,218
                                                                                                   -------------
                                                                                                     10,574,511
                                                                                                   -------------
                       UTILITIES -- 1.8%
                       Arizona Public Service Co. 6.50% due 03/01/12...............    1,000,000      1,111,631
                       El Paso Natural Gas Co. 7.50% due 11/15/26..................    1,800,000      1,878,750
                       El Paso Natural Gas Co., Series A 7.63% due 08/01/10........      250,000        273,750
                       El Paso Natural Gas Co. 8.38% due 06/15/32..................      500,000        556,875
                       Illinois Power Co. 7.50% due 06/15/09.......................    1,670,000      1,883,545
                       Metropolitan Edison Co. 4.95% due 03/15/13..................      500,000        500,064
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............    1,000,000      1,059,074
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............      500,000        492,190
                       Public Service Co. of New Mexico 4.40% due 09/15/08.........      500,000        504,181
                       Southern Natural Gas Co. 8.00% due 03/01/32.................      500,000        545,625
                       Texas-New Mexico Power Co. 6.25% due 01/15/09...............      500,000        527,925
                                                                                                   -------------
                                                                                                      9,333,610
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $148,692,902).....................                 153,360,515
                                                                                                   -------------

---------------------
    30

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES -- 1.4%                                   AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.4%
                       Burlington Resources Finance Co. 6.68% due 02/15/11.........  $ 1,000,000   $  1,117,648
                       Petro-Canada 4.00% due 07/15/13.............................    1,000,000        936,736
                                                                                                   -------------
                                                                                                      2,054,384
                                                                                                   -------------
                       FOREIGN GOVERNMENT BONDS -- 0.3%
                       Federal Republic of Brazil 8.00% due 04/15/14...............      835,598        854,900
                       Republic of Ecuador 7.00% due 08/15/05(5)...................      500,000        431,250
                                                                                                   -------------
                                                                                                      1,286,150
                                                                                                   -------------
                       HEALTHCARE 0.1%
                       HIH Capital, Ltd. 7.50% due 09/25/06*.......................      250,000        246,250
                       HIH Capital, Ltd. 7.50% due 09/25/06........................      500,000        490,000
                                                                                                   -------------
                                                                                                        736,250
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT 0.2%
                       Carnival Corp 3.75% due 11/15/07............................      250,000        250,295
                       Royal Caribbean Cruises 8.75% due 02/02/11..................      500,000        590,625
                                                                                                   -------------
                                                                                                        840,920
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.4%
                       Deutsche Telekom International 8.50% due 06/15/10...........    1,000,000      1,191,373
                       Nortel Networks Corp. 4.25% due 09/01/08....................    1,000,000        972,500
                                                                                                   -------------
                                                                                                      2,163,873
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $6,336,401)...............                   7,081,577
                                                                                                   -------------
                       WARRANTS -- 0.0%+                                               SHARES
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Mikohn Gaming Corp. Expires 08/15/08 (strike price
                         $4.00)*(10)...............................................        1,500          4,875
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Computers & Business Equipment -- 0.0%
                       Komag, Inc. Expires 6/30/05 (strike price $9.00)............        4,347         43,470
                                                                                                   -------------
                       TOTAL WARRANTS (cost $79)...................................                      48,345
                                                                                                   -------------
                       RIGHTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       Energy Services -- 0.0%
                       Danielson Holding Co.(10) (cost $181,257)...................       39,375        257,906
                                                                                                   -------------
                       MEMBERSHIP INTEREST CERTIFICATES -- 0.1%                      CERTIFICATES
                       ------------------------------------------------------------------------------------------
                       ENERGY -- 0.1%
                       Energy Sources -- 0.1%
                       Tex Cal Energy(6)(11) (cost $434,569).......................          454         429,266
                                                                                                    -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $433,552,530)...                  488,925,961
                                                                                                    -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 3.8%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.55%, dated 12/31/04, to be repurchased
                         01/03/05 in the amount of $19,151,473 and collateralized
                         by $16,380,000 of United States Treasury Bonds, bearing
                         interest at 6.13%, due 08/15/29 and having an approximate
                         value of $19,533,150 (cost $19,149,000)...................  $19,149,000   $ 19,149,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $452,701,530)@                           99.8%                       508,074,961
                       Other assets less liabilities --                  0.2                          1,026,267
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $509,101,228
                                                                       ======                      =============

              -----------------------------
                +  Non-income producing security
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $4,280,724 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
                @  See Note 5 for cost of investments on a tax basis
               (1) Company has filed Chapter 11 bankruptcy.
               (2) Bond in default
               (3) Fair valued security; see Note 2
               (4) Collateralized Mortgage-Backed Security
               (5) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (6) Consist of more then one class of securities traded together as a unit.
               (7) Variable rate security- the rate reflected is as of December
                   31, 2004; maturity date reflects next reset date.
               (8) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
               (9) This security has passed its maturity date of 02/01/04. The security is subject to litigation, the outcome of which is still to be determined.
              (10) Illiquid security
              (11) To the extent permitted by the Statement of Additional
                   Information, the Asset Allocation Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2004, the Asset Allocation Portfolio held the following restricted securities:

                                                                                                                  VALUE AS A
                                                                  ACQUISITION            ACQUISITION    MARKET     % OF NET
                            NAME                                     DATE       SHARES      COST        VALUE       ASSETS
                            ------------------------------------------------------------------------------------------------
                            Tex Cal Energy......................  12/31/2004     423      $404,966     $399,735      0.1%
                            Tex Cal Energy......................  12/31/2004      31        29,603       29,531      0.0
                                                                                                       --------      ---
                                                                                                       $429,266      0.1%
                                                                                                       ========      ===

              ADR -- American Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

---------------------
    32

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs........................................    11.0%
      Financial Services...........................     9.3
      Multi-Industry...............................     7.2
      Software.....................................     5.5
      Energy Sources...............................     5.2
      Telecommunications...........................     5.2
      Insurance....................................     4.8
      Broadcasting & Media.........................     4.7
      Banks........................................     4.4
      Retail.......................................     4.0
      Household & Personal Products................     3.7
      Aerospace & Military Technology..............     3.5
      Food, Beverage & Tobacco.....................     3.4
      Metals & Minerals............................     3.4
      Business Services............................     3.3
      Electronics..................................     3.0
      Chemicals....................................     2.9
      Computers & Business Equipment...............     2.7
      Energy Services..............................     2.7
      Transportation...............................     2.7
      Medical Products.............................     1.8
      Internet Content.............................     1.5
      Machinery....................................     1.2
      Forest Products..............................     1.0
      Apparel & Textiles...........................     0.9
      Electric Utilities...........................     0.8
      Repurchase Agreement.........................     0.5
                                                      ------
                                                      100.3%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                                    VALUE
                       COMMON STOCK -- 99.8%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.9%
                       Apparel & Textiles -- 0.9%
                       NIKE, Inc., Class B.........................................     2,000    $   181,380
                       Retail -- 4.0%
                       Lowe's Cos., Inc. ..........................................     6,300        362,817
                       Target Corp. ...............................................     3,200        166,176
                       Wal-Mart Stores, Inc. ......................................     4,900        258,818
                                                                                                 ------------
                                                                                                     969,191
                                                                                                 ------------
                       CONSUMER STAPLES -- 7.1%
                       Food, Beverage & Tobacco -- 3.4%
                       Coca-Cola Co. ..............................................     8,800        366,344
                       PepsiCo, Inc. ..............................................     6,100        318,420
                       Household & Personal Products -- 3.7%
                       Gillette Co. ...............................................     7,700        344,806
                       Procter & Gamble Co. .......................................     7,200        396,576
                                                                                                 ------------
                                                                                                   1,426,146
                                                                                                 ------------
                       ENERGY -- 7.9%
                       Energy Services -- 2.7%
                       GlobalSantaFe Corp. ........................................     8,000        264,880
                       Schlumberger, Ltd. .........................................     4,000        267,800
                       Energy Sources -- 5.2%
                       Anadarko Petroleum Corp. ...................................     3,900        252,759
                       ConocoPhillips..............................................     4,400        382,052
                       Exxon Mobil Corp. ..........................................     8,100        415,206
                                                                                                 ------------
                                                                                                   1,582,697
                                                                                                 ------------
                       FINANCE -- 18.5%
                       Banks -- 4.4%
                       Bank of America Corp. ......................................    17,300        812,927
                       State Street Corp. .........................................     1,300         63,856
                       Financial Services -- 9.3%
                       American Express Co. .......................................     2,600        146,562
                       Citigroup, Inc. ............................................    15,067        725,928
                       Fannie Mae..................................................     3,400        242,114
                       Franklin Resources, Inc. ...................................     4,100        285,565
                       Merrill Lynch & Co., Inc. ..................................     7,700        460,229
                       Insurance -- 4.8%
                       American International Group, Inc.#.........................     5,875        385,811
                       Principal Financial Group, Inc. ............................     6,400        262,016
                       St. Paul Travelers Cos., Inc. ..............................     5,564        206,258
                       UnumProvident Corp. ........................................     6,100        109,434
                                                                                                 ------------
                                                                                                   3,700,700
                                                                                                 ------------
                       HEALTHCARE -- 12.8%
                       Drugs -- 11.0%
                       Abbott Laboratories.........................................     7,500        349,875
                       Amgen, Inc.+................................................     5,300        339,995

---------------------
    34

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Elan Corp., PLC Sponsored ADR+..............................     3,800    $   103,550
                       Eli Lilly & Co. ............................................     4,300        244,025
                       Genzyme Corp.+..............................................     3,200        185,824
                       Pfizer, Inc. ...............................................    12,600        338,814
                       Schering-Plough Corp. ......................................    18,200        380,016
                       Wyeth.......................................................     6,300        268,317
                       Medical Products -- 1.8%
                       Guidant Corp. ..............................................     1,900        136,990
                       Medtronic, Inc. ............................................     4,400        218,548
                                                                                                 ------------
                                                                                                   2,565,954
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 17.9%
                       Aerospace & Military Technology -- 3.5%
                       European Aeronautic Defense & Space Co. (Euro-clear)(2) ....     3,336         96,992
                       General Dynamics Corp. .....................................     1,800        188,280
                       United Technologies Corp. ..................................     4,000        413,400
                       Business Services -- 3.3%
                       Accenture, Ltd., Class A+...................................     4,300        116,100
                       First Data Corp. ...........................................     7,800        331,812
                       Ingersoll-Rand Co., Class A.................................     2,700        216,810
                       Machinery -- 1.2%
                       Caterpillar, Inc. ..........................................     2,500        243,775
                       Multi-Industry -- 7.2%
                       General Electric Co. .......................................    23,400        854,100
                       ITT Industries, Inc. .......................................     1,500        126,675
                       Tyco International, Ltd. ...................................    13,000        464,620
                       Transportation -- 2.7%
                       CSX Corp. ..................................................     8,000        320,640
                       FedEx Corp. ................................................     2,200        216,678
                                                                                                 ------------
                                                                                                   3,589,882
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 4.7%
                       Broadcasting & Media -- 4.7%
                       Time Warner, Inc.+..........................................    32,900        639,576
                       Viacom, Inc., Class B.......................................     8,500        309,315
                                                                                                 ------------
                                                                                                     948,891
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 17.9%
                       Computers & Business Equipment -- 2.7%
                       Dell, Inc.+.................................................    12,700        535,178
                       Electronics -- 3.0%
                       Analog Devices, Inc. .......................................     5,400        199,368
                       Intel Corp. ................................................     8,900        208,171
                       Texas Instruments, Inc. ....................................     7,800        192,036
                       Internet Content -- 1.5%
                       Yahoo!, Inc.+...............................................     8,000        301,440
                       Software -- 5.5%
                       Computer Associates International, Inc. ....................     6,500        201,890
                       Microsoft Corp. ............................................    33,700        900,127

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 5.2%
                       Cisco Systems, Inc.+........................................    24,000    $   463,200
                       Motorola, Inc. .............................................     5,900        101,480
                       Nextel Communications, Inc.+................................     8,600        258,000
                       Scientific-Atlanta, Inc. ...................................     1,000         33,010
                       Sprint Corp. ...............................................     7,800        193,830
                                                                                                 ------------
                                                                                                   3,587,730
                                                                                                 ------------
                       MATERIALS -- 7.3%
                       Chemicals -- 2.9%
                       Air Products & Chemicals, Inc. .............................     5,000        289,850
                       du Pont (E.I.) de Nemours and Co. ..........................     5,900        289,395
                       Forest Products -- 1.0%
                       International Paper Co. ....................................     4,600        193,200
                       Metals & Minerals -- 3.4%
                       Alcoa, Inc. ................................................     9,100        285,922
                       Rio Tinto, PLC Sponsored ADR................................     3,300        393,393
                                                                                                 ------------
                                                                                                   1,451,760
                                                                                                 ------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.8%
                       PG&E Corp.+.................................................     4,700        156,416
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $17,352,568)....               19,979,367
                                                                                                 ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.5%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement(1) (cost
                         $90,000)..................................................   $90,000         90,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $17,442,568)@                                100.3%                   20,069,367
                       Liabilities in excess of other assets --              (0.3)                      (58,916)
                                                                            ------                  ------------
                       NET ASSETS --                                        100.0%                  $20,010,451
                                                                            ======                  ============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company, see Note 10.
               @  See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement
              (2) Illiquid security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    36

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                      PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................    8.2%
      Retail........................................    7.9
      Drugs.........................................    7.3
      Energy Sources................................    5.9
      Software......................................    4.7
      Electronics...................................    4.4
      Banks.........................................    4.3
      Insurance.....................................    4.2
      Multi-Industry................................    4.2
      Business Services.............................    4.0
      Telecommunications............................    3.9
      Aerospace & Military Technology...............    3.8
      Food, Beverage & Tobacco......................    3.7
      Broadcasting & Media..........................    3.5
      Chemicals.....................................    3.5
      Medical Products..............................    3.1
      Transportation................................    2.7
      Energy Services...............................    2.4
      Forest Products...............................    2.1
      Household & Personal Products.................    2.1
      Metals & Minerals.............................    2.1
      Computers & Business Equipment................    1.9
      Repurchase Agreement..........................    1.9
      Health Services...............................    1.6
      Internet Content..............................    1.0
      Apparel & Textiles............................    0.9
      Automotive....................................    0.8
      Education.....................................    0.8
      Electric Utilities............................    0.6
      Housing & Household Durables..................    0.6
      Machinery.....................................    0.5
      Leisure & Tourism.............................    0.3
                                                       -----
                                                       99.9%
                                                       =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO
                                       INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                                       VALUE
                       COMMON STOCK -- 98.0%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 10.2%
                       Apparel & Textiles -- 0.9%
                       Columbia Sportswear Co.+....................................       75,400   $  4,494,594
                       Liz Claiborne, Inc. ........................................       65,000      2,743,650
                       Automotive -- 0.8%
                       O'Reilly Automotive, Inc.+..................................       92,600      4,171,630
                       Oshkosh Truck Corp. ........................................       27,200      1,859,936
                       Housing & Household Durables -- 0.6%
                       D.R. Horton, Inc. ..........................................      121,675      4,904,719
                       Retail -- 7.9%
                       CBRL Group, Inc. ...........................................       89,700      3,753,945
                       CDW Corp. ..................................................       64,400      4,272,940
                       Chico's FAS, Inc.+..........................................       46,400      2,112,592
                       Christopher & Banks Corp. ..................................       51,100        942,795
                       Gap, Inc. ..................................................      270,700      5,717,184
                       Lowe's Cos., Inc. ..........................................      208,400     12,001,756
                       Michaels Stores, Inc. ......................................      288,400      8,643,348
                       Pacific Sunwear of California, Inc.+........................      190,250      4,234,965
                       Petco Animal Supplies, Inc.+................................      128,400      5,069,232
                       PETsMART, Inc. .............................................       99,600      3,538,788
                       Rite Aid Corp.+.............................................      147,400        539,484
                       Staples, Inc. ..............................................      202,900      6,839,759
                       Wal-Mart Stores, Inc. ......................................       65,000      3,433,300
                       Yankee Candle Co., Inc.+....................................       92,700      3,075,786
                                                                                                   -------------
                                                                                                     82,350,403
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.8%
                       Food, Beverage & Tobacco -- 3.7%
                       Altria Group, Inc. .........................................      176,100     10,759,710
                       Constellation Brands, Inc., Class A+........................       35,600      1,655,756
                       General Mills, Inc. ........................................       30,000      1,491,300
                       Hain Celestial Group, Inc.+.................................      115,700      2,391,519
                       PepsiCo, Inc. ..............................................      191,700     10,006,740
                       Safeway, Inc.+..............................................      184,600      3,644,004
                       Household & Personal Products -- 2.1%
                       Gillette Co. ...............................................      224,000     10,030,720
                       Procter & Gamble Co. .......................................      129,100      7,110,828
                                                                                                   -------------
                                                                                                     47,090,577
                                                                                                   -------------
                       EDUCATION -- 0.8%
                       Education -- 0.8%
                       Career Education Corp.+.....................................       58,900      2,356,000
                       ITT Educational Services, Inc.+.............................       82,400      3,918,120
                                                                                                   -------------
                                                                                                      6,274,120
                                                                                                   -------------

---------------------
    38

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 8.3%
                       Energy Services -- 2.4%
                       ENSCO International, Inc. ..................................       93,700   $  2,974,038
                       GlobalSantaFe Corp. ........................................      181,900      6,022,709
                       Schlumberger, Ltd. .........................................      151,000     10,109,450
                       Energy Sources -- 5.9%
                       Chesapeake Energy Corp. ....................................      371,300      6,126,450
                       ConocoPhillips..............................................      130,100     11,296,583
                       Exxon Mobil Corp. ..........................................      308,500     15,813,710
                       Noble Energy, Inc. .........................................      143,100      8,823,546
                       Petro-Canada................................................       58,100      2,964,262
                       XTO Energy, Inc. ...........................................       84,900      3,003,762
                                                                                                   -------------
                                                                                                     67,134,510
                                                                                                   -------------
                       FINANCE -- 16.7%
                       Banks -- 4.3%
                       Bank of America Corp. ......................................      518,300     24,354,917
                       Northern Trust Corp. .......................................       57,300      2,783,634
                       Sovereign Bancorp, Inc. ....................................       61,700      1,391,335
                       Zions Bancorp...............................................       84,700      5,762,141
                       Financial Services -- 8.2%
                       American Express Co. .......................................       89,000      5,016,930
                       Citigroup, Inc. ............................................      437,846     21,095,420
                       E*Trade Group, Inc.+........................................      412,600      6,168,370
                       Fannie Mae..................................................       90,700      6,458,747
                       Federated Investors, Inc., Class B..........................      131,900      4,009,760
                       Franklin Resources, Inc. ...................................       72,700      5,063,555
                       Golden West Financial Corp. ................................       83,700      5,140,854
                       Merrill Lynch & Co., Inc. ..................................      223,300     13,346,641
                       Insurance -- 4.2%
                       Ambac Financial Group, Inc. ................................       40,800      3,350,904
                       American International Group, Inc.#.........................      138,252      9,079,009
                       Arthur J. Gallagher & Co. ..................................      147,700      4,800,250
                       Principal Financial Group, Inc. ............................      207,000      8,474,580
                       St. Paul Travelers Cos., Inc. ..............................      227,555      8,435,464
                                                                                                   -------------
                                                                                                    134,732,511
                                                                                                   -------------
                       HEALTHCARE -- 12.0%
                       Drugs -- 7.3%
                       Abbott Laboratories.........................................      262,000     12,222,300
                       Biovail Corp.+..............................................      165,000      2,727,450
                       Elan Corp., PLC Sponsored ADR+..............................       52,400      1,427,900
                       Eli Lilly & Co. ............................................      129,000      7,320,750
                       Genzyme Corp.+..............................................      123,100      7,148,417
                       King Pharmaceuticals, Inc.+.................................      111,800      1,386,320
                       Pfizer, Inc. ...............................................      309,300      8,317,077
                       Schering-Plough Corp. ......................................      419,300      8,754,984
                       Wyeth.......................................................      224,300      9,552,937
                       Health Services -- 1.6%
                       Coventry Health Care, Inc.+.................................       63,100      3,349,348
                       Health Net, Inc.+...........................................       59,000      1,703,330
                       Odyssey Healthcare, Inc.+...................................      175,600      2,402,208
                       Pacificare Health Systems+..................................       47,900      2,707,308
                       Triad Hospitals, Inc.+......................................       83,300      3,099,593
                       Medical Products -- 3.1%
                       Cooper Cos., Inc. ..........................................       38,500      2,717,715
                       Dendrite International, Inc.+...............................       43,600        845,840

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Diagnostic Products Corp. ..................................       70,700   $  3,892,035
                       Edwards Lifesciences Corp.+.................................       52,400      2,162,024
                       Fisher Scientific International, Inc.+......................       78,500      4,896,830
                       Medtronic, Inc. ............................................      210,900     10,475,403
                                                                                                   -------------
                                                                                                     97,109,769
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 15.2%
                       Aerospace & Military Technology -- 3.8%
                       Engineered Support Systems, Inc. ...........................       85,400      5,057,388
                       European Aeronautic Defense & Space Co. (Euro-clear)(2).....       80,726      2,347,056
                       General Dynamics Corp. .....................................       61,300      6,411,980
                       Rockwell Collins, Inc. .....................................      106,800      4,212,192
                       United Technologies Corp. ..................................      121,500     12,557,025
                       Business Services -- 4.0%
                       DST Systems, Inc.+..........................................       34,600      1,803,352
                       Fastenal Co. ...............................................       54,400      3,348,864
                       First Data Corp. ...........................................      259,100     11,022,114
                       Ingersoll-Rand Co., Class A.................................      162,600     13,056,780
                       Waste Connections, Inc.+....................................       88,200      3,020,850
                       Machinery -- 0.5%
                       Caterpillar, Inc. ..........................................       42,600      4,153,926
                       Multi-Industry -- 4.2%
                       General Electric Co. .......................................      558,400     20,381,600
                       Tyco International, Ltd. ...................................      388,800     13,895,712
                       Transportation -- 2.7%
                       CSX Corp. ..................................................      320,700     12,853,656
                       FedEx Corp. ................................................       51,100      5,032,839
                       Yellow Roadway Corp.+.......................................       69,300      3,860,703
                                                                                                   -------------
                                                                                                    123,016,037
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 4.2%
                       Broadcasting & Media -- 3.5%
                       Citadel Broadcasting Corp.+.................................      220,500      3,567,690
                       Lamar Advertising Co.+......................................       97,300      4,162,494
                       Time Warner, Inc.+..........................................    1,050,900     20,429,496
                       Entertainment Products -- 0.4%
                       Electronic Arts, Inc.+......................................       43,700      2,695,416
                       Leisure & Tourism -- 0.3%
                       Harrah's Entertainment, Inc. ...............................       40,200      2,688,978
                                                                                                   -------------
                                                                                                     33,544,074
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 16.5%
                       Communication Equipment -- 0.6%
                       Polycom, Inc.+..............................................      212,300      4,950,836
                       Computers & Business Equipment -- 1.9%
                       Dell, Inc.+.................................................      264,900     11,162,886
                       VeriSign, Inc.+.............................................      127,900      4,287,208
                       Electronics -- 4.4%
                       Analog Devices, Inc. .......................................      109,400      4,039,048
                       Applied Materials, Inc.+....................................      231,800      3,963,780
                       Benchmark Electronics, Inc.+................................       65,500      2,233,550
                       Fairchild Semiconductor International, Inc., Class A+.......      111,800      1,817,868
                       Intel Corp. ................................................      250,700      5,863,873

---------------------
    40

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       International Rectifier Corp.+..............................       43,900   $  1,956,623
                       Lam Research Corp.+.........................................       79,800      2,307,018
                       Sandisk Corp.+..............................................       98,100      2,449,557
                       Texas Instruments, Inc. ....................................      249,300      6,137,766
                       Varian Semiconductor Equipment, Inc.+.......................      109,556      4,037,139
                       Waters Corp.+...............................................       20,900        977,911
                       Internet Content -- 1.0%
                       Ask Jeeves, Inc.+...........................................       18,600        497,550
                       Yahoo!, Inc.+...............................................      199,800      7,528,464
                       Software -- 4.7%
                       Cadence Design Systems, Inc.+...............................       64,100        885,221
                       Computer Associates International, Inc. ....................      298,100      9,258,986
                       Fiserv, Inc.+...............................................       70,400      2,829,376
                       Microsoft Corp. ............................................      947,100     25,297,041
                       Telecommunications -- 3.9%
                       Cisco Systems, Inc.+........................................      490,100      9,458,930
                       Motorola, Inc. .............................................      279,800      4,812,560
                       Nextel Communications, Inc.+................................      312,500      9,375,000
                       Sprint Corp. ...............................................      279,200      6,938,120
                       UTStarcom, Inc.+............................................       23,700        524,955
                                                                                                   -------------
                                                                                                    133,591,266
                                                                                                   -------------
                       MATERIALS -- 7.7%
                       Chemicals -- 3.5%
                       Air Products & Chemicals, Inc. .............................      218,100     12,643,257
                       Cabot Microelectronics Corp.+...............................       59,100      2,366,955
                       du Pont (E.I.) de Nemours and Co. ..........................      225,700     11,070,585
                       Mosaic Co.+.................................................      118,400      1,932,288
                       Forest Products -- 2.1%
                       International Paper Co. ....................................      157,100      6,598,200
                       Pactiv Corp.+...............................................      409,700     10,361,313
                       Metals & Minerals -- 2.1%
                       Alcoa, Inc. ................................................      260,700      8,191,194
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       56,800      2,171,464
                       Precision Castparts Corp. ..................................      106,100      6,968,648
                                                                                                   -------------
                                                                                                     62,303,904
                                                                                                   -------------
                       UTILITIES -- 0.6%
                       Electric Utilities -- 0.6%
                       PG&E Corp.+.................................................      149,200      4,965,376
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $693,981,539)...                 792,112,547
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 1.9%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement(1) (cost
                         $15,205,000)..............................................  $15,205,000   $ 15,205,000
                                                                                                   -------------

                       TOTAL INVESTMENTS -- (cost $709,186,539)@         99.9%                      807,317,547
                       Other assets less liabilities --                   0.1                           888,067
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $808,205,614
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company, see Note 10.
               @  See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement
              (2) Illiquid security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    42

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs........................................    14.2%
      Internet Content.............................     9.0
      Telecommunications...........................     8.6
      Broadcasting & Media.........................     8.4
      Business Services............................     7.1
      Retail.......................................     5.8
      Computers & Business Equipment...............     5.0
      Software.....................................     4.9
      Health Services..............................     4.3
      Repurchase Agreement.........................     4.0
      Insurance....................................     3.6
      Financial Services...........................     3.5
      Energy Sources...............................     3.1
      Education....................................     2.5
      Aerospace & Military Technology..............     2.1
      Medical Products.............................     1.6
      Banks........................................     1.5
      Leisure & Tourism............................     1.4
      Food, Beverage & Tobacco.....................     1.1
      Automotive...................................     1.0
      Energy Services..............................     1.0
      Entertainment Products.......................     1.0
      Machinery....................................     0.9
      Apparel & Textiles...........................     0.8
      Communication Equipment......................     0.8
      Electronics..................................     0.8
      Real Estate Companies........................     0.8
      Transportation...............................     0.8
      Household & Personal Products................     0.7
      Metals & Minerals............................     0.5
                                                      ------
                                                      100.8%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                                        VALUE
                       COMMON STOCK -- 96.8%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.6%
                       Apparel & Textiles -- 0.8%
                       Geox SpA+...................................................    1,443,300   $   11,221,525



                       Automotive -- 1.0%
                       Hyundai Motor Co.+..........................................      160,000        8,578,052
                       KIA Motors Corp.+...........................................      593,090        6,244,862



                       Retail -- 5.8%
                       Best Buy Co., Inc. .........................................      352,900       20,969,318
                       GUS, PLC....................................................      639,619       11,524,833
                       Kingfisher, PLC.............................................      859,905        5,113,765
                       PetSmart, Inc. .............................................      229,200        8,143,476
                       Staples, Inc. ..............................................    1,163,000       39,204,730
                                                                                                   ---------------
                                                                                                      111,000,561
                                                                                                   ---------------
                       CONSUMER STAPLES -- 1.8%
                       Food, Beverage & Tobacco -- 1.1%
                       Metro AG....................................................       99,700        5,487,091
                       PepsiCo, Inc. ..............................................      197,000       10,283,400



                       Household & Personal Products -- 0.7%
                       Gillette Co. ...............................................      228,600       10,236,708
                                                                                                   ---------------
                                                                                                       26,007,199
                                                                                                   ---------------
                       EDUCATION -- 2.5%
                       Education -- 2.5%
                       Apollo Group, Inc., Class A+................................      444,600       35,883,666
                                                                                                   ---------------
                       ENERGY -- 4.1%
                       Energy Services -- 1.0%
                       BJ Services Co. ............................................      152,700        7,106,658
                       Noble Corp.+................................................      144,900        7,207,326



                       Energy Sources -- 3.1%
                       Petro-Canada................................................      434,887       22,187,935
                       Suncor Energy, Inc. ........................................      446,600       15,809,640
                       Transocean, Inc. ...........................................      169,900        7,202,061
                                                                                                   ---------------
                                                                                                       59,513,620
                                                                                                   ---------------
                       FINANCE -- 8.6%
                       Banks -- 1.5%
                       UBS AG......................................................      259,900       21,790,016



                       Financial Services -- 3.5%
                       Capital One Financial Corp. ................................      286,300       24,109,323
                       Citigroup, Inc. ............................................      557,876       26,878,466

---------------------
    44

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 3.6%
                       ACE, Ltd. ..................................................      585,300   $   25,021,575
                       Ambac Financial Group, Inc. ................................      255,300       20,967,789
                       UnumProvident Corp. ........................................      350,000        6,279,000
                                                                                                   ---------------
                                                                                                      125,046,169
                                                                                                   ---------------
                       HEALTHCARE -- 20.1%
                       Drugs -- 14.2%
                       Abbott Laboratories.........................................      110,000        5,131,500
                       Amylin Pharmaceuticals, Inc.+...............................      362,200        8,460,992
                       AstraZeneca, PLC Sponsored ADR..............................      750,600       27,314,334
                       Cephalon, Inc.+.............................................      105,000        5,342,400
                       Elan Corp., PLC Sponsored ADR+..............................      340,000        9,265,000
                       Eli Lilly & Co. ............................................      519,900       29,504,325
                       Forest Laboratories, Inc.+..................................      686,000       30,773,960
                       Genzyme Corp.+..............................................      361,000       20,963,270
                       Gilead Sciences, Inc.+......................................      404,700       14,160,453
                       ICOS Corp.+.................................................      440,000       12,443,200
                       Millennium Pharmaceuticals, Inc.+...........................      463,800        5,621,256
                       OSI Pharmaceuticals, Inc.+..................................      125,000        9,356,250
                       Schering-Plough Corp. ......................................      771,800       16,115,184
                       Shionogi & Co., Ltd. .......................................      902,000       12,473,251



                       Health Services -- 4.3%
                       Aetna, Inc. ................................................      183,400       22,879,150
                       Medco Health Solutions, Inc.+...............................      265,100       11,028,160
                       Neurocrine Biosciences, Inc.+...............................      104,800        5,166,640
                       Wellpoint, Inc.+............................................      205,800       23,667,000



                       Medical Products -- 1.6%
                       Medtronic, Inc. ............................................      463,900       23,041,913
                                                                                                   ---------------
                                                                                                      292,708,238
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 10.9%
                       Aerospace & Military Technology -- 2.1%
                       European Aeronautic Defense & Space Co......................      173,699        5,050,186
                       General Dynamics Corp. .....................................      238,100       24,905,260



                       Business Services -- 7.1%
                       Accenture, Ltd., Class A+...................................      574,000       15,498,000
                       Adecco SA...................................................      368,510       18,553,511
                       Cendant Corp. ..............................................      545,000       12,742,100
                       First Data Corp. ...........................................      620,500       26,396,070
                       Ingersoll-Rand Co., Class A.................................      223,400       17,939,020
                       Manpower, Inc. .............................................      266,500       12,871,950



                       Machinery -- 0.9%
                       Deere & Co. ................................................      173,300       12,893,520



                       Transportation -- 0.8%
                       Canadian National Railway Co. ..............................       93,750        5,742,187
                       Sirva, Inc.+................................................      316,200        6,077,364
                                                                                                   ---------------
                                                                                                      158,669,168
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 10.8%
                       Broadcasting & Media -- 8.4%
                       Astro All Asia Networks, PLC+...............................    2,582,100        3,669,300
                       Grupo Televisa SA, Sponsored ADR............................      125,100        7,568,550
                       Lamar Advertising Co.+......................................      355,000       15,186,900
                       Liberty Media Corp.+........................................    1,838,000       20,181,240

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       News Corp., Class A.........................................    1,810,000   $   33,774,600
                       Publishing & Broadcasting, Ltd.+............................      290,286        3,982,216
                       Societe Television Francaise 1..............................      170,000        5,534,185
                       Time Warner, Inc.+..........................................      440,600        8,565,264
                       XM Satellite Radio Holdings, Inc., Class A+.................      666,000       25,054,920



                       Entertainment Products -- 1.0%
                       Electronic Arts, Inc.+......................................      235,000       14,494,800



                       Leisure & Tourism -- 1.4%
                       Gol-Linhas Aereas Inteligentes SA ADR+......................      253,000        8,065,640
                       Ryanair Holdings, PLC Sponsored ADR+........................      295,700       12,049,775
                                                                                                   ---------------
                                                                                                      158,127,390
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 29.1%
                       Communication Equipment -- 0.8%
                       Polycom, Inc.+..............................................      505,300       11,783,596



                       Computers & Business Equipment -- 5.0%
                       Canon, Inc. ................................................      174,000        9,390,261
                       Dell, Inc.+.................................................      830,000       34,976,200
                       EMC Corp.+..................................................    1,898,200       28,226,234



                       Electronics -- 0.8%
                       Samsung Electronics Co., Ltd. ..............................       26,000       11,314,722



                       Internet Content -- 9.0%
                       eBay, Inc.+.................................................      398,500       46,337,580
                       Monster Worldwide, Inc.+....................................      350,546       11,792,367
                       Yahoo!, Inc.+...............................................    1,947,100       73,366,728



                       Software -- 4.9%
                       Microsoft Corp. ............................................    1,857,000       49,600,470
                       Network Appliance, Inc.+....................................      413,200       13,726,504
                       Pixar+......................................................       96,000        8,218,560



                       Telecommunications -- 8.6%
                       Amdocs, Ltd.+...............................................      752,000       19,740,000
                       America Movil SA de CV ADR..................................      201,900       10,569,465
                       American Tower Corp., Class A+..............................      341,700        6,287,280
                       Cisco Systems, Inc.+........................................    1,297,400       25,039,820
                       Crown Castle International Corp.+...........................      785,100       13,064,064
                       Nextel Communications, Inc.+................................      878,900       26,367,000
                       Research In Motion, Ltd.+...................................      305,500       25,179,310
                                                                                                   ---------------
                                                                                                      424,980,161
                                                                                                   ---------------
                       MATERIALS -- 0.5%
                       Metals & Minerals -- 0.5%
                       Cameco Corp. ...............................................       65,000        6,815,900
                                                                                                   ---------------
                       REAL ESTATE -- 0.8%
                       Real Estate Companies -- 0.8%
                       CB Richard Ellis Group, Inc., Class A+......................      339,700       11,396,935
                                                                                                   ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,181,214,347)...........................................                 1,410,149,007
                                                                                                   ---------------

---------------------
    46

                                                                                      PRINCIPAL         VALUE
                       REPURCHASE AGREEMENT -- 4.0%                                    AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement (1) (cost
                         $58,560,000)..............................................  $58,560,000   $   58,560,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,239,774,347)@                       100.8%                       1,468,709,007
                       Liabilities in excess of other assets--         (0.8)                         (11,409,564)
                                                                      ------                      ---------------
                       NET ASSETS --                                  100.0%                      $1,457,299,443
                                                                      ======                      ===============

              -----------------------------
               +  Non-income producing security
               @  See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Sources...............................    45.3%
      Metals & Minerals............................    34.3
      Energy Services..............................     9.3
      Repurchase Agreement.........................     4.1
      Forest Products..............................     4.0
      Gas & Pipeline Utilities.....................     1.9
      Chemicals....................................     1.5
                                                      ------
                                                      100.4%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.

---------------------
    48

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                                      VALUE
                       COMMON STOCK -- 96.3%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 54.6%
                       Energy Services -- 9.3%
                       Consol Energy, Inc. ........................................      76,700   $  3,148,535
                       GlobalSantaFe Corp. ........................................      55,076      1,823,566
                       Halliburton Co. ............................................      66,300      2,601,612
                       Massey Energy Corp. ........................................     128,200      4,480,590
                       Valero Energy Corp. ........................................     125,100      5,679,540



                       Energy Sources -- 45.3%
                       Anadarko Petroleum Corp. ...................................      43,065      2,791,043
                       BP, PLC Sponsored ADR.......................................     102,200      5,968,480
                       Burlington Resources, Inc. .................................      43,400      1,887,900
                       Canadian Natural Resources, Ltd. ...........................     144,100      6,163,773
                       China Petroleum & Chemical Corp. ADR........................      53,100      2,176,569
                       ConocoPhillips..............................................      32,200      2,795,926
                       Devon Energy Corp. .........................................      48,600      1,891,512
                       EnCana Corp. ...............................................      65,788      3,755,706
                       EOG Resources, Inc. ........................................      56,950      4,063,952
                       Exxon Mobil Corp. ..........................................     137,784      7,062,808
                       Kerr-McGee Corp. ...........................................      26,500      1,531,435
                       LUKOIL Sponsored ADR........................................      21,500      2,633,750
                       Newfield Exploration Co.+...................................      30,200      1,783,310
                       Noble Energy, Inc. .........................................      32,200      1,985,452
                       Petro-Canada................................................      48,900      2,496,526
                       Petroleo Brasileiro SA ADR..................................      80,300      3,194,334
                       Repsol YPF SA Sponsored ADR.................................      75,200      1,962,720
                       Royal Dutch Petroleum Co.- NY...............................      59,100      3,391,158
                       Shell Transport & Trading Co., PLC Sponsored ADR............      52,800      2,713,920
                       Suncor Energy, Inc. ........................................      91,900      3,252,147
                       Surgutneftegaz Sponsored ADR................................      47,000      1,757,800
                       Talisman Energy, Inc. ......................................     232,500      6,277,490
                       Total SA Sponsored ADR......................................      60,500      6,645,320
                       Transocean, Inc.+...........................................      46,200      1,958,418
                       Western Oil Sands, Inc., Class A+...........................      60,300      2,106,210
                       XTO Energy, Inc. ...........................................     119,807      4,238,772
                                                                                                  -------------
                                                                                                   104,220,274
                                                                                                  -------------
                       MATERIALS -- 39.5%
                       Chemicals -- 1.5%
                       Ashland, Inc. ..............................................      47,700      2,784,726



                       Forest Products -- 4.0%
                       Abitibi-Consolidated, Inc. .................................     581,700      4,025,364
                       Domtar, Inc. ...............................................     150,500      1,821,350
                       International Paper Co. ....................................      44,900      1,885,800



                       Metals & Minerals -- 34.0%
                       Alcan, Inc. ................................................      43,000      2,108,720
                       Alcoa, Inc. ................................................     111,600      3,506,472
                       Alumina, Ltd. ..............................................     676,670      3,150,823
                       Aluminum Corp. of China, Ltd. ADR...........................      47,300      2,769,415

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Anglo American Platinum Corp., Ltd. ........................      97,911   $  3,597,529
                       Anglo American, PLC.........................................     121,100      2,864,401
                       Apex Silver Mines, Ltd.+....................................     102,100      1,754,078
                       Cameco Corp. ...............................................      57,200      5,997,992
                       Companhia Vale do Rio Doce ADR..............................     108,837      3,157,362
                       Companhia Vale do Rio Doce Sponsored ADR....................     341,700      8,330,646
                       Compania de Minas Buenaventura ADR..........................      80,300      1,838,870
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............      96,500      3,689,195
                       Gold Fields, Ltd. ..........................................     163,700      2,019,463
                       Impala Platinum Holdings, Ltd. .............................      21,800      1,853,508
                       International Steel Group, Inc.+............................     101,000      4,096,560
                       Mining & Metallurgical Co. Norilsk Nickel ADR...............      25,000      1,387,500
                       Placer Dome, Inc. ..........................................     177,000      3,338,220
                       Posco ADR...................................................      33,800      1,505,114
                       Vedanta Resources, PLC......................................     401,500      3,042,893
                       Xstrata, PLC................................................     267,665      4,789,459
                                                                                                  -------------
                                                                                                    75,315,460
                                                                                                  -------------
                       UTILITIES -- 1.9%
                       Gas & Pipeline Utilities -- 1.9%
                       Equitable Resources, Inc. ..................................      31,700      1,922,922
                       Western Gas Resources, Inc. ................................      61,800      1,807,650
                                                                                                  -------------
                                                                                                     3,730,572
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $121,463,184)......................                183,266,306
                                                                                                  -------------
                       PREFERRED STOCK -- 0.3%
                       ----------------------------------------------------------------------------------------
                       MATERIALS -- 0.3%
                       Metals & Minerals -- 0.3%
                       Anglo American Platinum Corp., Ltd. 6.38% (Convertible)
                         (cost $468,229)...........................................      30,351        619,545
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $121,931,413)...                183,885,851
                                                                                                  -------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 4.1%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement(1) (cost
                         $7,830,000)...............................................  $7,830,000     7,830,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $129,761,413)@                                100.4%               191,715,851
                       Liabilities in excess of other assets --               (0.4)                  (733,188)
                                                                             ------              -------------
                       NET ASSETS --                                         100.0%              $190,982,663
                                                                             ======              =============

              -----------------------------
               +  Non-income producing security
               @  See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    50

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO
                                          PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Finance.......................................   18.8%
      Information Technology........................   12.9
      Industrial & Commercial.......................   12.5
      U.S. Government Agencies......................   11.0
      Healthcare....................................    8.9
      U.S. Government Obligations...................    7.0
      Energy........................................    5.4
      Consumer Staples..............................    5.1
      Materials.....................................    4.9
      Consumer Discretionary........................    4.4
      Repurchase Agreement..........................    3.9
      Information & Entertainment...................    3.6
      Utilities.....................................    1.4
      Municipal Bonds...............................    0.1
                                                       -----
                                                       99.9%
                                                       =====

    -------------------
     *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                                         VALUE
                       COMMON STOCK -- 65.9%                                            SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Apparel & Textiles -- 0.6%
                       NIKE, Inc., Class B.........................................        3,900     $   353,691



                       Retail -- 2.6%
                       Lowe's Cos., Inc. ..........................................       12,300         708,357
                       Target Corp. ...............................................        6,200         321,966
                       Wal-Mart Stores, Inc. ......................................        9,400         496,508
                                                                                                     ------------
                                                                                                       1,880,522
                                                                                                     ------------
                       CONSUMER STAPLES -- 4.7%
                       Food, Beverage & Tobacco -- 2.3%
                       Coca-Cola Co. ..............................................       17,200         716,036
                       PepsiCo, Inc. ..............................................       11,500         600,300



                       Household & Personal Products -- 2.4%
                       Gillette Co. ...............................................       14,800         662,744
                       Procter & Gamble Co. .......................................       13,900         765,612
                                                                                                     ------------
                                                                                                       2,744,692
                                                                                                     ------------
                       ENERGY -- 5.2%
                       Energy Services -- 1.8%
                       GlobalSantaFe Corp. ........................................       15,500         513,205
                       Schlumberger, Ltd. .........................................        7,700         515,515



                       Energy Sources -- 3.4%
                       Anadarko Petroleum Corp. ...................................        7,400         479,594
                       ConocoPhillips..............................................        8,600         746,738
                       Exxon Mobil Corp. ..........................................       15,600         799,656
                                                                                                     ------------
                                                                                                       3,054,708
                                                                                                     ------------
                       FINANCE -- 12.1%
                       Banks -- 2.9%
                       Bank of America Corp. ......................................       33,700       1,583,563
                       State Street Corp. .........................................        2,800         137,536



                       Financial Services -- 6.1%
                       American Express Co. .......................................        4,600         259,302
                       Citigroup, Inc.(2)..........................................       29,507       1,421,647
                       Fannie Mae..................................................        6,400         455,744
                       Franklin Resources, Inc. ...................................        8,000         557,200
                       Merrill Lynch & Co., Inc. ..................................       14,900         890,573



                       Insurance -- 3.1%
                       American International Group, Inc.#.........................       11,168         733,402
                       Principal Financial Group, Inc. ............................       12,500         511,750
                       St. Paul Travelers Cos., Inc. ..............................       10,395         385,343
                       UnumProvident Corp. ........................................       12,300         220,662
                                                                                                     ------------
                                                                                                       7,156,722
                                                                                                     ------------
                       HEALTHCARE -- 8.5%
                       Drugs -- 7.3%
                       Abbott Laboratories.........................................       14,300         667,095
                       Amgen, Inc.+................................................       10,300         660,745

---------------------
    52

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Elan Corp., PLC Sponsored ADR+..............................        7,200     $   196,200
                       Eli Lilly & Co. ............................................        8,400         476,700
                       Genzyme Corp.+..............................................        6,200         360,034
                       Pfizer, Inc. ...............................................       25,300         680,317
                       Schering-Plough Corp. ......................................       35,200         734,976
                       Wyeth.......................................................       12,300         523,857



                       Medical Products -- 1.2%
                       Guidant Corp. ..............................................        3,700         266,770
                       Medtronic, Inc. ............................................        8,500         422,195
                                                                                                     ------------
                                                                                                       4,988,889
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 11.9%
                       Aerospace & Military Technology -- 2.2%
                       European Aeronautic Defense & Space Co. (Euro-clear)(4).....        6,425         186,803
                       General Dynamics Corp. .....................................        3,100         324,260
                       United Technologies Corp. ..................................        7,900         816,465



                       Business Services -- 2.4%
                       Accenture, Ltd., Class A+...................................        8,100         218,700
                       First Data Corp. ...........................................       15,400         655,116
                       Ingersoll-Rand Co., Class A.................................        6,700         538,010



                       Machinery -- 0.7%
                       Caterpillar, Inc. ..........................................        4,200         409,542



                       Multi-Industry -- 4.8%
                       General Electric Co. .......................................       46,000       1,679,000
                       ITT Industries, Inc. .......................................        3,000         253,350
                       Tyco International, Ltd. ...................................       25,100         897,074



                       Transportation -- 1.8%
                       CSX Corp. ..................................................       15,700         629,256
                       FedEx Corp. ................................................        4,200         413,658
                                                                                                     ------------
                                                                                                       7,021,234
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 3.2%
                       Broadcasting & Media -- 3.2%
                       Time Warner, Inc.+..........................................       64,600       1,255,824
                       Viacom, Inc., Class B.......................................       16,800         611,352
                                                                                                     ------------
                                                                                                       1,867,176
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 11.8%
                       Computers & Business Equipment -- 1.8%
                       Dell, Inc.+.................................................       24,700       1,040,858



                       Electronics -- 2.0%
                       Analog Devices, Inc. .......................................       10,600         391,352
                       Intel Corp. ................................................       17,500         409,325
                       Texas Instruments, Inc. ....................................       15,100         371,762



                       Internet Content -- 1.0%
                       Yahoo!, Inc.+...............................................       15,300         576,504



                       Software -- 3.6%
                       Computer Associates International, Inc. ....................       13,100         406,886
                       Microsoft Corp. ............................................       64,300       1,717,453

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 3.4%
                       Cisco Systems, Inc.+(2).....................................       46,500     $   897,450
                       Motorola, Inc. .............................................       11,400         196,080
                       Nextel Communications, Inc.+................................       16,700         501,000
                       Scientific-Atlanta, Inc. ...................................        2,000          66,020
                       Sprint Corp. ...............................................       15,200         377,720
                                                                                                     ------------
                                                                                                       6,952,410
                                                                                                     ------------
                       MATERIALS -- 4.8%
                       Chemicals -- 1.9%
                       Air Products & Chemicals, Inc. .............................       10,000         579,700
                       du Pont (E.I.) de Nemours and Co. ..........................       10,900         534,645



                       Forest Products -- 0.6%
                       International Paper Co. ....................................        8,900         373,800



                       Metals & Minerals -- 2.3%
                       Alcoa, Inc. ................................................       17,800         559,276
                       Rio Tinto, PLC Sponsored ADR................................        6,400         762,944
                                                                                                     ------------
                                                                                                       2,810,365
                                                                                                     ------------
                       UTILITIES -- 0.5%
                       Electric Utilities -- 0.5%
                       PG&E Corp.+.................................................        9,200         306,176
                                                                                                     ------------
                       TOTAL COMMON STOCK (cost $32,862,430).......................                   38,782,894
                                                                                                     ------------
                                                                                       PRINCIPAL
                       ASSET-BACKED SECURITIES -- 2.5%                                  AMOUNT
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 2.5%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2
                         4.83% due 08/15/38(1).....................................   $  100,000         101,308
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2
                         4.74% due 03/13/40(1).....................................      100,000         100,643
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4
                         4.68% due 08/13/39(1).....................................      100,000          99,863
                       BMW Vehicle Owner Trust, Series 2002-A A4 4.46% due
                         05/25/07..................................................       94,285          94,935
                       Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92%
                         due 04/15/08..............................................      100,000          99,820
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79% due
                         01/15/09..................................................      100,000         100,978
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due
                         02/15/08..................................................      100,000         100,194
                       Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95%
                         due 02/09/09..............................................      100,000         103,060
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(1).....................................      100,000          95,123
                       DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% due
                         12/06/07..................................................      100,000         100,265
                       Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70%
                         due 03/17/08..............................................       90,000          89,483
                       Household Automotive Trust, Series 2002-3 A3A 2.75% due
                         06/18/07..................................................       29,601          29,594
                       MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95%
                         due 06/15/09..............................................      100,000         103,251
                       Morgan Stanley Capital I, Series 2003-T11 A4 5.15% due
                         06/13/41(1)...............................................      100,000         103,210
                       Onyx Acceptance Owner Trust, Series 2001-D A4 4.32% due
                         10/15/08..................................................       58,051          58,287
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% due
                         02/20/10..................................................      100,000         100,356
                                                                                                     ------------
                       TOTAL ASSET-BACKED SECURITIES(cost $1,492,000)..............                    1,480,370
                                                                                                     ------------
                       BONDS & NOTES -- 25.8%
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.2%
                       Centex Corp. 5.80% due 09/15/09.............................      100,000         105,393
                       DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12.........      100,000         113,525
                       Federated Department Stores, Inc. 6.63% due 04/01/11........      100,000         111,811

---------------------
    54

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Staples, Inc. 7.13% due 08/15/07............................   $  165,000     $   177,579
                       Target Corp. 3.38% due 03/01/08.............................      100,000          99,137
                       Wal-Mart Stores, Inc. 4.38% due 07/12/07....................       85,000          86,974
                                                                                                     ------------
                                                                                                         694,419
                                                                                                     ------------
                       CONSUMER STAPLES -- 0.4%
                       Coca-Cola Enterprises, Inc. 5.25% due 05/15/07..............      100,000         103,956
                       Kroger Co. 6.75% due 04/15/12...............................      100,000         112,906
                                                                                                     ------------
                                                                                                         216,862
                                                                                                     ------------
                       ENERGY -- 0.2%
                       Valero Energy Corp. 6.88% due 04/15/12......................      100,000         113,424
                                                                                                     ------------
                       FINANCE -- 3.6%
                       Ace Capital Trust II 9.70% due 04/01/30.....................      150,000         199,317
                       Allstate Corp. 7.88% due 05/01/05...........................      100,000         101,598
                       American Express Co. 3.75% due 11/20/07.....................      100,000         100,493
                       Bank of America Corp. 5.38% due 06/15/14....................      100,000         104,357
                       Berkshire Hathaway Finance Corp. 4.63% due 10/15/13.........      100,000          99,688
                       Citigroup, Inc. 6.50% due 01/18/11..........................      100,000         111,666
                       Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15.....       45,000          44,442
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......      100,000         118,502
                       General Electric Capital Corp., Series MTNA 5.88% due
                         02/15/12..................................................      100,000         108,202
                       General Motors Acceptance Corp. 6.75% due 12/01/14..........      100,000         100,137
                       Goldman Sachs Group, Inc. 4.13% due 01/15/08................      100,000         101,257
                       Hartford Life, Inc. 7.38% due 03/01/31......................      100,000         119,373
                       Household Finance Corp. 6.38% due 10/15/11..................      100,000         110,440
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................      145,000         145,951
                       Liberty Mutual Insurance 7.88% due 10/15/26*................       75,000          84,357
                       Marsh & McLennan Cos., Inc. 5.38% due 07/15/14..............      100,000          97,706
                       MBIA, Inc. 6.63% due 10/01/28...............................      100,000         111,278
                       Morgan Stanley 5.30% due 03/01/13...........................      100,000         102,973
                       National Rural Utilities Cooperative Finance Corp. 3.88% due
                         02/15/08..................................................      100,000         100,399
                       Wachovia Corp. 3.63% due 02/17/09...........................      100,000          98,849
                                                                                                     ------------
                                                                                                       2,160,985
                                                                                                     ------------
                       HEALTHCARE -- 0.4%
                       American Home Products Corp. 6.70% due 03/15/11.............      100,000         112,596
                       UnitedHealth Group, Inc. 5.00% due 08/15/14.................      100,000         100,602
                                                                                                     ------------
                                                                                                         213,198
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 0.6%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....      256,875         288,848
                       First Data Corp. 3.38% due 08/01/08.........................      100,000          98,662
                                                                                                     ------------
                                                                                                         387,510
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 0.4%
                       Cox Enterprises, Inc. 8.00% due 02/15/07*...................      100,000         107,558
                       Time Warner, Inc. 6.15% due 05/01/07........................      100,000         105,796
                                                                                                     ------------
                                                                                                         213,354
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 1.0%
                       AT&T Broadband Corp. 8.38% due 03/15/13.....................      100,000         123,310
                       AT&T Wireless Services, Inc. 7.50% due 05/01/07.............      100,000         108,616
                       Computer Sciences Corp. 3.50% due 04/15/08..................      100,000          99,147
                       Hewlett-Packard Co. 5.75% due 12/15/06......................      100,000         104,114
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............      100,000         114,153
                                                                                                     ------------
                                                                                                         549,340
                                                                                                     ------------
                       MATERIALS -- 0.1%
                       Weyerhaeuser Co. 5.95% due 11/01/08.........................       53,000          56,756
                                                                                                     ------------

                                                           ---------------------

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 0.1%
                       Illinois State General Obligation Pension 3.85% due
                         06/01/13..................................................   $   65,000     $    61,414
                                                                                                     ------------
                       U.S. GOVERNMENT AGENCIES -- 11.0%
                       Federal Home Loan Mtg. Corp. 6.50% due 12/01/10.............       14,394          15,260
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/25.............        2,965           3,122
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/25.............       62,318          65,624
                       Federal Home Loan Mtg. Corp. 6.50% due 09/01/25.............        7,015           7,387
                       Federal Home Loan Mtg. Corp. 6.50% due 09/01/25.............        7,301           7,688
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/25.............       91,545          96,400
                       Federal Home Loan Mtg. Corp. 6.50% due 11/01/25.............       32,256          33,967
                       Federal National Mtg. Assoc. 4.50% due 11/01/18.............      873,022         872,209
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............       24,440          24,862
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............      635,283         646,058
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............       38,992          39,664
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      870,463         884,960
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............      152,281         154,817
                       Federal National Mtg. Assoc. 6.50% due 04/01/28.............       62,795          65,987
                       Federal National Mtg. Assoc. 6.50% due 08/01/28.............       38,130          40,069
                       Government National Mtg. Assoc. 5.00% due 05/15/33..........      871,809         873,691
                       Government National Mtg. Assoc. 5.00% due 05/15/34..........       28,767          28,803
                       Government National Mtg. Assoc. 5.00% due 06/15/34..........      481,182         481,774
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      449,010         458,823
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........      186,166         193,173
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........        6,228           6,596
                       Government National Mtg. Assoc. 6.50% due 09/15/23..........       15,997          16,943
                       Government National Mtg. Assoc. 6.50% due 09/15/23..........       16,073          17,024
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........        6,554           6,941
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........        5,179           5,485
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      236,453         250,433
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      236,727         250,723
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       44,119          46,591
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       61,970          65,358
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........      252,036         265,543
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........       15,879          16,730
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........        7,106           7,486
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........      168,922         177,975
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........       49,756          52,926
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........        1,085           1,154
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........      277,700         295,393
                                                                                                     ------------
                                                                                                       6,477,639
                                                                                                     ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 6.1%
                       United States Treasury Bonds 5.38% due 02/15/31.............    1,200,000       1,297,594
                       United States Treasury Notes 1.63% due 09/30/05.............    1,000,000         992,617
                       United States Treasury Notes 3.13% due 05/15/07.............      800,000         799,593
                       United States Treasury Notes 3.50% due 11/15/06.............      500,000         504,219
                                                                                                     ------------
                                                                                                       3,594,023
                                                                                                     ------------
                       UTILITIES -- 0.7%
                       Dominion Resources, Inc. 4.13% due 02/15/08.................      100,000         100,688
                       KeySpan Corp. 6.15% due 06/01/06............................      100,000         104,105
                       Kinder Morgan, Inc. 6.50% due 09/01/12......................      100,000         109,917
                       NSTAR 8.00% due 02/15/10....................................      100,000         116,834
                                                                                                     ------------
                                                                                                         431,544
                                                                                                     ------------
                       TOTAL BONDS & NOTES (cost $14,689,295)......................                   15,170,468
                                                                                                     ------------

---------------------
    56

                                                                                       PRINCIPAL         VALUE
                       FOREIGN BONDS & NOTES -- 0.9%                                    AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 0.6%
                       Axa 8.60% due 12/15/30......................................   $  100,000     $   131,333
                       ChevronTexaco Capital Co. 3.50% due 09/17/07................      100,000         100,444
                       First Financial Caribbean Corp. 7.84% due 10/10/06..........      100,000         105,861
                                                                                                     ------------
                                                                                                         337,638
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Deutsche Telekom International Finance BV 3.88% due
                         07/22/08..................................................      100,000          99,828
                                                                                                     ------------
                       UTILITIES -- 0.2%
                       Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*.......      100,000         105,853
                                                                                                     ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $525,478).................                      543,319
                                                                                                     ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $49,569,204)....                   55,977,051
                                                                                                     ------------

                       SHORT-TERM INVESTMENT SECURITIES -- 0.9%
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 0.9%
                       United States Treasury Bills 4.87% due 02/10/05(2) (cost
                         $498,855).................................................      500,000         498,855
                                                                                                     ------------
                       REPURCHASE AGREEMENT -- 3.9%
                       -------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement (2)(3) (cost
                         $2,320,000)...............................................    2,320,000       2,320,000
                                                                                                     ------------

                       TOTAL INVESTMENTS --
                         (cost $52,388,059)@                              99.9%                    58,795,906
                       Other assets less liabilities --                    0.1                         32,248
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $58,828,154
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of the securities. At December 31, 2004 the aggregate value of these securities was $297,768 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               # Security represents an investment in an affiliated company, see Note 10.
               @  See Note 5 for cost of investments on a tax basis
              (1) Commercial Mortgage-Backed Security
              (2) The security or a portion thereof represents collateral for open futures contracts.
              (3) See Note 2 for details of Joint Repurchase Agreement
              (4) Illiquid security
              ADR -- American Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                    UNREALIZED
                       NUMBER OF                                                  VALUE AT       VALUE AS OF      APPRECIATION/
                       CONTRACTS          DESCRIPTION          EXPIRATION DATE   TRADE DATE   DECEMBER 31, 2004   (DEPRECIATION)
                        --------------------------------------------------------------------------------------------------------
                       2 Short     Russell 2000 Index           March 2005       $  628,391      $  653,950         $(25,559)
                       4 Short     S&P 500 Index                March 2005        1,191,881       1,213,700          (21,819)
                       6 Short     U.S. Treasury 10 YR Note     March 2005          673,585         671,640            1,945
                                                                                                                    ---------
                                                                                                                    $(45,433)
                                                                                                                    =========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                             PORTFOLIO PROFILE -- DECEMBER 31, 2004
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Information Technology.......................    15.1%
      Foreign Government Bonds.....................    14.3
      Finance......................................    10.8
      Healthcare...................................    10.3
      Repurchase Agreement.........................     9.0
      Industrial & Commercial......................     8.5
      Information & Entertainment..................     7.4
      Consumer Staples.............................     6.1
      Consumer Discretionary.......................     5.5
      Energy.......................................     5.2
      Utilities....................................     4.3
      Materials....................................     3.5
      Real Estate..................................     1.0
      Education....................................     0.9
      U.S. Government Obligations..................     0.7
      U.S. Government Agencies.....................     0.3
                                                      ------
                                                      102.9%
                                                      ======

      COUNTRY ALLOCATION*
      United States................................    55.2%
      France.......................................     7.9
      Japan........................................     7.8
      Canada.......................................     5.0
      Netherlands..................................     4.7
      Germany......................................     4.5
      United Kingdom...............................     4.0
      Belgium......................................     2.1
      Switzerland..................................     1.6
      South Korea..................................     1.4
      Sweden.......................................     1.3
      Hong Kong....................................     1.2
      Taiwan.......................................     1.1
      Italy........................................     0.9
      Denmark......................................     0.9
      Spain........................................     0.7
      Mexico.......................................     0.6
      Austria......................................     0.6
      New Zealand..................................     0.6
      Ireland......................................     0.3
      Philippines..................................     0.2
      Israel.......................................     0.1
      Russia.......................................     0.1
      South Africa.................................     0.1
      Australia....................................     0.0
      Brazil.......................................     0.0
      Singapore....................................     0.0
                                                      ------
                                                      102.9%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    58

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2004

                                                                                                      VALUE
                       COMMON STOCK -- 67.8%                                           SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 16.6%
                       Aerospace & Military Technology -- 0.8%
                       General Dynamics Corp.(11)..................................        3,100   $   324,260
                       Broadcasting & Media -- 1.3%
                       News Corp. .................................................       13,500       251,910
                       Omnicom Group, Inc.(11).....................................        2,300       193,936
                       XM Satellite Radio Holdings, Inc., Class A+.................        2,900       109,098
                       Business Services -- 0.4%
                       Cendant Corp.(11)...........................................        4,700       109,886
                       First Data Corp. ...........................................        2,000        85,080
                       Computers & Business Equipment -- 1.1%
                       Dell, Inc.+(11).............................................        8,500       358,190
                       EMC Corp.+..................................................        7,400       110,038
                       Drugs -- 3.3%
                       Cephalon, Inc.+.............................................        1,000        50,880
                       Eli Lilly & Co. ............................................        3,200       181,600
                       Forest Laboratories, Inc.+(11)..............................       11,300       506,918
                       Genzyme Corp.+(11)..........................................        5,000       290,350
                       Gilead Sciences, Inc.+......................................        3,500       122,465
                       ICOS Corp.+.................................................        4,200       118,776
                       Schering-Plough Corp. ......................................        5,100       106,488
                       Education -- 0.9%
                       Apollo Group, Inc., Class A+(11)............................        4,600       371,266
                       Energy Services -- 0.5%
                       Transocean Sedco Forex, Inc.+...............................        2,000        84,780
                       Valero Energy Corp. ........................................        3,200       145,280
                       Financial Services -- 0.8%
                       Citigroup, Inc.(11).........................................        6,800       327,624
                       Insurance -- 0.4%
                       ACE, Ltd.(11)...............................................        1,900        81,225
                       AMBAC Financial Group, Inc.(11).............................        1,300       106,769
                       Internet Content -- 1.5%
                       eBay, Inc.+(11).............................................        2,000       232,560
                       Yahoo!, Inc.+(11)...........................................       10,800       406,944
                       Retail -- 1.9%
                       Best Buy Co., Inc. .........................................        7,500       445,650
                       Staples, Inc.(11)...........................................       11,300       380,923
                       Software -- 0.4%
                       Network Appliance, Inc.+....................................        4,200       139,524
                       Telecommunications -- 3.3%
                       Amdocs, Ltd.+...............................................        4,500       118,125
                       Cisco Systems, Inc.+........................................       19,800       382,140

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Telecommunications (continued)
                       Corning, Inc.+..............................................       10,400   $   122,408
                       Crown Castle International Corp.+(11).......................       14,800       246,272
                       Nextel Communications, Inc., Class A+(11)...................       12,700       381,000
                       Polycom, Inc.+(11)..........................................        6,700       156,244
                                                                                                   ------------
                                                                                                     7,048,609
                                                                                                   ------------
                       CORE EQUITY -- 19.0%
                       Aerospace & Military Technology -- 0.5%
                       United Technologies Corp.(11)...............................        2,200       227,370
                       Apparel & Textiles -- 0.6%
                       Nike, Inc., Class B(11).....................................        2,700       244,863
                       Banks -- 0.7%
                       Bank of America Corp.(11)...................................        6,000       281,940
                       Business Services -- 1.0%
                       Accenture, Ltd., Class A+...................................        2,000        54,000
                       Ingersoll-Rand Co., Inc., Class A...........................        4,600       369,380
                       Drugs -- 1.6%
                       Amgen, Inc.+................................................        3,800       243,770
                       Elan Corp., PLC Sponsored ADR+(11)..........................       15,200       414,200
                       Electric Utilities -- 0.8%
                       Exelon Corp. ...............................................        3,500       154,245
                       TXU Corp.(11)...............................................        3,000       193,680
                       Energy Services -- 0.7%
                       BJ Services Co. ............................................        1,800        83,772
                       Noble Corp.+................................................        1,500        74,610
                       Schlumberger, Ltd. .........................................        2,200       147,290
                       Energy Sources -- 0.6%
                       ConocoPhillips..............................................        2,700       234,441
                       Financial Services -- 0.8%
                       Capital One Financial Corp. ................................        4,000       336,840
                       Food, Beverage & Tobacco -- 2.3%
                       Altria Group, Inc.(11)......................................        6,100       372,710
                       Constellation Brands Inc., Class A+.........................        6,900       320,919
                       PepsiCo, Inc.(11)...........................................        5,200       271,440
                       Health Services -- 1.1%
                       Aetna, Inc. ................................................        2,000       249,500
                       Wellpoint, Inc.+............................................        2,000       230,000
                       Household & Personal Products -- 0.7%
                       Gillette Co.(11)............................................        7,200       322,416
                       Insurance -- 0.8%
                       Hartford Financial Services Group, Inc. ....................        3,000       207,930
                       MBIA, Inc.(11)..............................................        2,400       151,872
                       Internet Content -- 0.3%
                       Monster Worldwide, Inc.+....................................        3,700       124,468
                       Leisure & Tourism -- 0.8%
                       AMR Corp.+..................................................       12,000       131,400
                       Yum! Brands, Inc. ..........................................        4,346       205,044

---------------------
    60

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Machinery -- 0.8%
                       Deere & Co. ................................................        4,400   $   327,360
                       Medical Products -- 0.2%
                       Medtronic, Inc. ............................................        1,900        94,373
                       Metals & Minerals -- 0.5%
                       Cemex SA de CV Sponsored ADR................................        6,500       236,730
                       Real Estate Companies -- 0.3%
                       CB Richard Ellis Group, Inc., Class A+......................        3,500       117,425
                       Retail -- 0.4%
                       CVS Corp. ..................................................        4,000       180,280
                       Software -- 2.0%
                       Electronic Arts, Inc.+......................................        4,800       296,064
                       Microsoft Corp.(11).........................................       20,800       555,568
                       Telecommunications -- 0.3%
                       America Movil SA de CV ADR(11)..............................        2,600       136,110
                       Transportation -- 0.8%
                       Esprit Holdings, Ltd. ......................................       53,000       320,481
                       Utilities -- 0.4%
                       PT Telekomunikasi Indonesia Sponsored ADR...................        6,800       142,936
                                                                                                   ------------
                                                                                                     8,055,427
                                                                                                   ------------
                       GLOBAL CAPITAL APPRECIATION -- 1.4%
                       Ireland -- 0.2%
                       Ryanair Holdings, PLC Sponsored ADR (Information &
                         Entertainment)............................................        2,000        81,500
                       Japan -- 0.2%
                       Shionogi & Co., Ltd. (Healthcare)...........................        6,000        82,971
                       Switzerland -- 0.3%
                       UBS AG (Finance)............................................        1,500       125,760
                       Taiwan -- 0.7%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)...............................................      189,567       302,087
                                                                                                   ------------
                                                                                                       592,318
                                                                                                   ------------
                       GLOBAL CORE EQUITY -- 30.8%
                       Belgium -- 1.0%
                       Belgacom SA (Utilities)+....................................        9,709       419,663
                       Canada -- 3.1%
                       EnCana Corp. (Energy).......................................        3,870       220,931
                       Fairmont Hotels & Resorts, Inc. (Information &
                         Entertainment)............................................        5,200       180,128
                       Petro-Canada (Energy).......................................        2,767       141,172
                       Research In Motion, Ltd. (Information Technology)+(11)......        5,700       469,794
                       Talisman Energy, Inc. (Energy)..............................       11,400       307,800
                       France -- 5.6%
                       Alcatel SA (Information Technology)+........................       15,100       235,007
                       Alstom (Industrial & Commercial)+...........................      336,000       255,757
                       Axa (Finance)+..............................................        9,100       224,872
                       Cie Generale d'Optique Essilor International SA
                         (Healthcare)+.............................................        4,366       342,123
                       France Telecom SA (Information Technology)..................        9,000       298,002
                       Groupe Danone (Consumer Staples)............................        2,200       203,194
                       M6-Metropole Television (Information & Entertainment).......        7,958       226,074

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       France (continued)
                       Sanofi-Synthelabo SA (Healthcare)...........................        2,400   $   191,817
                       Vivendi Universal SA (Information & Entertainment)+.........       12,000       383,145
                       Germany -- 1.9%
                       BASF AG (Materials).........................................        2,800       201,713
                       E.ON AG (Utilities).........................................        3,100       282,569
                       Muenchener Rueckversicherungs-Gesellschaft AG (Finance).....        2,500       307,360
                       Hong Kong -- 1.2%
                       Hutchison Whampoa, Ltd. (Industrial & Commercial)+..........       26,000       243,352
                       Sun Hung Kai Properties, Ltd. (Real Estate)+................       26,000       260,077
                       Italy -- 0.9%
                       ENI SpA (Energy)............................................       10,331       258,661
                       Geox SpA (Consumer Discretionary)+..........................       16,900       131,396
                       Japan -- 5.3%
                       Eisai Co., Ltd. (Healthcare)+...............................        8,000       263,101
                       Electric Power Development Co. (Utilities)+.................        4,800       134,439
                       Fast Retailing Co., Ltd. (Consumer Discretionary)+..........        2,700       205,524
                       Japan Tobacco, Inc. (Consumer Staples)......................           50       570,899
                       Mitsubishi Tokyo Financial Group, Inc. (Finance)+...........           17       172,538
                       ORIX Corp. (Finance)+.......................................        1,600       217,352
                       Sankyo Co., Ltd. (Healthcare)...............................       12,700       286,918
                       Takefuji Corp. (Finance)+...................................        2,440       165,016
                       UFJ Holdings (Finance)+.....................................           36       218,171
                       Mexico -- 0.2%
                       Grupo Televisa SA Sponsored ADR (Information &
                         Entertainment)............................................        1,500        90,750
                       Netherlands -- 2.8%
                       ASML Holding NV (Information Technology)+...................       14,300       229,554
                       European Aeronautic Defense and Space Co. (Industrial &
                         Commercial)...............................................       13,891       403,872
                       ING Groep NV (Finance)......................................       10,535       318,756
                       Koninklijke Ahold NV (Consumer Staples)+....................       33,100       256,450
                       Philippines -- 0.3%
                       Philippine Long Distance Telephone Co. (Utilities)+.........        4,500       109,042
                       South Korea -- 1.4%
                       Hyundai Motor Co. (Consumer Discretionary)+.................        3,250       174,242
                       Kia Motors Corp. (Consumer Discretionary)+..................       20,030       210,903
                       SK Corp. (Energy)+..........................................        2,290       125,871
                       Samsung Electronics Co., Ltd. (Information Technology)......          200        87,036
                       Spain -- 0.7%
                       Banco Bilbao Vizcaya Argentaria SA (Finance)................       16,500       292,680
                       Sweden -- 1.1%
                       Nordea Bank AB (Finance)....................................       26,910       271,311
                       Telefonaktiebolaget LM Ericsson, Class B (Information
                         Technology)+..............................................       56,180       179,224
                       Switzerland -- 1.3%
                       Adecco SA (Industrial & Commercial).........................        5,100       256,771
                       UBS AG (Finance)............................................        3,760       315,290
                       Taiwan -- 0.4%
                       Quanta Computer, Inc. (Information Technology)+.............       89,615       161,188
                       United Kingdom -- 3.6%
                       AstraZeneca, PLC (Healthcare)...............................        7,650       277,442
                       BHP Billiton, PLC (Materials)...............................       22,800       267,239

---------------------
    62

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       United Kingdom (continued)
                       Centrica, PLC (Utilities)...................................       23,200   $   105,230
                       EMI Group, PLC (Information & Entertainment)+...............       55,841       284,104
                       Reckitt Benckiser, PLC (Consumer Staples)...................        6,722       203,134
                       Rolls Royce Group, PLC (Industrial & Commercial)+...........       47,947       227,372
                       Rolls Royce Group, PLC, Class B (Industrial & Commercial)...    1,842,714         3,538
                       Royal Bank of Scotland Group, PLC (Finance).................        4,600       154,729
                                                                                                   ------------
                                                                                                    13,024,293
                                                                                                   ------------
                       TOTAL COMMON STOCK (cost $24,873,272).......................                 28,720,647
                                                                                                   ------------

                       PREFERRED STOCK -- 0.0%
                       ----------------------------------------------------------------------------------------
                       CORE EQUITY -- 0.0%
                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp., Series C (Convertible)(5)(6) (cost
                         $0).......................................................        1,125            11
                                                                                                   ------------
                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 0.3%                                AMOUNT(9)
                       ----------------------------------------------------------------------------------------
                       CORE BOND -- 0.3%
                       Finance -- 0.3%
                       Advanta Mtg. Loan Trust, Series 1999-4 A 2.79% due
                         11/25/29(2)...............................................  $    17,952        17,944
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2001-TOP4 A3 5.61% 11/15/33(3)............................       25,000        26,586
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% 08/15/38(3)............................       25,000        25,327
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% 05/15/38(3).........................................       20,000        19,025
                       John Deere Owner Trust, Series 2003-A A2 1.31% 01/15/06.....        2,808         2,807
                       LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13%
                         12/15/30(3)...............................................       25,000        27,352
                                                                                                   ------------
                       TOTAL ASSET BACKED SECURITIES (cost $117,587)...............                    119,041
                                                                                                   ------------

                       BONDS & NOTES -- 20.7%
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 9.8%
                       Consumer Discretionary -- 0.9%
                       Advanced Accessory Systems, LLC 10.75% due 06/15/11(1)......             5,000         4,750
                       Advanced Accessory Holdings Corp. 13.25% due 12/15/11(1)....            10,000         4,050
                       ArvinMeritor, Inc. 8.75% due 03/01/12.......................            30,000        34,650
                       Beazer Homes USA, Inc. 8.63% due 05/15/11...................            25,000        27,250
                       Building Materials Corp. of America 7.75% due 08/01/14*.....             5,000         5,044
                       Champion Enterprises, Inc. 7.63% due 05/15/09...............            15,000        15,000
                       Champion Home Builders Co. 11.25% due 04/15/07..............             5,000         5,500
                       D.R. Horton, Inc. 9.75% due 09/15/10........................            35,000        42,350
                       DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31.........            25,000        31,236
                       Dura Operating Corp., Series B 8.63% due 04/15/12...........            10,000        10,400
                       Eagle-Picher Industries, Inc. 9.75% due 09/01/13............             5,000         5,000
                       Levi Strauss & Co. 7.00% due 11/01/06.......................            10,000        10,500
                       Meritage Homes Corp. 9.75% due 06/01/11.....................             5,000         5,525
                       Navistar International Corp., Series B 9.38% due 06/01/06...             5,000         5,350
                       Petro Stopping Centers LP 9.00% due 02/15/12................             5,000         5,288
                       Rite Aid Corp. 8.13% due 05/01/10...........................            10,000        10,575
                       RJ Tower Corp. 12.00% due 06/01/13(7).......................             5,000         3,875
                       Standard-Pacific Corp. 9.50% due 09/15/10...................            20,000        21,500
                       Technical Olympic USA, Inc. 7.50% due 03/15/11..............            15,000        15,112

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Consumer Discretionary (continued)
                       Tenneco Automotive, Inc. 8.63% due 11/15/14*................       $     5,000   $     5,200
                       Tenneco Automotive, Inc., Series B 10.25% due 07/15/13......            10,000        11,800
                       TRW Automotive, Inc. 11.00% due 02/15/13....................            30,000        36,150
                       Visteon Corp. 7.00% due 03/10/14............................            45,000        42,975
                       Winn-Dixie Stores, Inc. 8.88% due 04/01/08..................            25,000        23,625
                       Consumer Staples -- 0.2%
                       Great Atlantic & Pacific Tea Co. 9.13% due 12/15/11.........            35,000        32,812
                       Johnsondiversey, Inc., Series B 9.63% due 05/15/12..........             5,000         5,588
                       Pathmark Stores, Inc. 8.75% due 02/01/12....................            10,000         9,550
                       Playtex Products, Inc. 8.00% due 03/01/11...................            15,000        16,387
                       Playtex Products, Inc. 9.38% due 06/01/11...................            10,000        10,675
                       Standard Commercial Corp. 8.00% due 04/15/12................             5,000         5,138
                       United Agri Products, Inc. 8.25% due 12/15/11*(1)...........             4,000         4,290
                       Energy -- 0.9%
                       Burlington Resources Finance Co. 6.68% due 02/15/11.........            10,000        11,176
                       Chesapeake Energy Corp. 6.88% due 01/15/16..................            15,000        15,713
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................            15,000        16,331
                       Chesapeake Energy Corp. 7.75% due 01/15/15..................            20,000        21,750
                       Costilla Energy, Inc. 10.25% due 10/01/06(5)(6).............           130,000             0
                       El Paso Corp. 7.00% due 05/15/11............................            65,000        65,731
                       El Paso Production Holding Co. 7.75% due 06/01/13...........            15,000        15,713
                       Encore Acquisition Co. 8.38% due 06/15/12...................             5,000         5,563
                       Energy Corp. of America, Series A 9.50% due 05/15/07........            43,000        41,065
                       Giant Industries, Inc. 8.00% due 05/15/14...................             5,000         5,225
                       Giant Industries, Inc. 11.00% due 05/15/12..................            11,000        12,760
                       Newfield Exploration Co. 6.63% due 09/01/14*................            10,000        10,575
                       Parker Drilling Co. 9.63% due 10/01/13......................            15,000        16,837
                       Peabody Energy Corp., Series B 6.88% due 03/15/13...........            10,000        10,825
                       Petroleum Geo-Services ASA 10.00% due 11/05/10..............            30,000        34,200
                       Plains Exploration & Production Co. 7.13% due 06/15/14......             5,000         5,450
                       Premcor Refining Group, Inc. 6.75% due 05/01/14.............            15,000        15,937
                       Premcor Refining Group, Inc. 7.75% due 02/01/12.............            10,000        11,025
                       Pride International, Inc. 7.38% due 07/15/14................            10,000        10,925
                       Tesoro Petroleum Corp. 8.00% due 04/15/08...................             5,000         5,438
                       Texas Genco, LLC 6.88% due 12/15/14*........................            10,000        10,338
                       Whiting Petroleum Corp. 7.25% due 05/01/12..................             5,000         5,225
                       Williams Cos., Inc. 7.13% due 09/01/11......................            15,000        16,387
                       Williams Cos., Inc. 8.13% due 03/15/12......................             5,000         5,775
                       Finance -- 0.2%
                       Alamosa Delaware, Inc. 11.00% due 07/31/10..................            30,000        35,325
                       Arch Western Finance, LLC 6.75% due 07/01/13................            20,000        20,650
                       Borden US Finance Corp. 9.00% due 07/15/14*.................            10,000        11,100
                       Chevy Chase Bank FSB 6.88% due 12/01/13.....................            10,000        10,325
                       NAC Re Corp. 7.15% due 11/15/05.............................            20,000        20,535
                       Refco Finance Holdings, LLC 9.00% due 08/01/12*.............             5,000         5,475
                       Healthcare -- 0.7%
                       AmerisourceBergen Corp. 7.25% due 11/15/12..................            15,000        16,762
                       AmerisourceBergen Corp. 8.13% due 09/01/08..................             5,000         5,563
                       Biovail Corp. 7.88% due 04/01/10............................            20,000        20,700
                       CDRV Investors, Inc. 9.63% due 01/01/15*(1).................            20,000        12,425
                       Eli Lilly & Co. 2.41% due 08/24/07(2).......................            50,000        49,981
                       HCA, Inc. 7.88% due 02/01/11................................            65,000        71,598
                       Hanger Orthopedic Group, Inc. 10.38% due 02/15/09...........            20,000        20,650
                       MEDIQ/PRN Life Support Services, Inc. 11.00% due
                         06/01/08+(5)(6)...........................................            80,000             0
                       NDCHealth Corp. 10.50% due 12/01/12.........................            40,000        43,000
                       Omnicare, Inc. 6.13% due 06/01/13...........................             5,000         5,025

---------------------
    64

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Healthcare (continued)
                       Omnicare, Inc., Series B 8.13% due 03/15/11.................       $    15,000   $    16,125
                       Radiologix, Inc., Series B 10.50% due 12/15/08..............            10,000        11,000
                       Triad Hospitals, Inc. 7.00% due 05/15/12....................             5,000         5,263
                       VWR International, Inc. 6.88% due 04/15/12*.................             5,000         5,225
                       VWR International, Inc. 8.00% due 04/15/14*.................             5,000         5,337
                       Industrial & Commercial -- 0.9%
                       Allied Waste North America, Inc., Series B 8.50% due
                         12/01/08..................................................            25,000        26,500
                       Argo-Tech Corp. 9.25% due 06/01/11..........................             5,000         5,488
                       Blount, Inc. 8.88% due 08/01/12.............................            10,000        10,850
                       Case New Holland, Inc. 9.25% due 08/01/11*..................            55,000        61,187
                       Cornell Cos., Inc. 10.75% due 07/01/12......................            10,000        10,688
                       Cummins, Inc. 9.50% due 12/01/10............................             5,000         5,675
                       Douglas Dynamics, LLC 7.75% due 01/15/12*...................             5,000         5,069
                       ERICO International Corp. 8.88% due 03/01/12................             5,000         5,250
                       General Cable Corp. 9.50% due 11/15/10......................            15,000        16,950
                       JB Poindexter & Co., Inc. 8.75% due 03/15/14*...............            25,000        26,562
                       Koppers, Inc. 9.88% due 10/15/13............................            25,000        28,500
                       L-3 Communications Corp. 7.63% due 06/15/12.................            20,000        21,950
                       Numatics, Inc., Series B 9.63% due 04/01/08.................            15,000        13,725
                       Polypore, Inc. 8.75% due 05/15/12...........................            15,000        15,675
                       SPX Corp. 6.25% due 06/15/11................................             5,000         5,275
                       SPX Corp. 7.50% due 01/01/13................................            10,000        10,850
                       Sequa Corp., Series B 8.88% due 04/01/08....................            15,000        16,425
                       United Rentals North America, Inc. 6.50% due 02/15/12.......            35,000        34,125
                       Xerox Corp. 7.20% due 04/01/16..............................            10,000        10,700
                       Xerox Corp. 7.63% due 06/15/13..............................            20,000        21,950
                       Xerox Corp. 9.75% due 01/15/09..............................            10,000        11,750
                       Information & Entertainment -- 2.0%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........            15,000        16,931
                       Advanstar Communications, Inc., Series B 12.00% due
                         02/15/11..................................................            10,000        10,788
                       American Color Graphics, Inc. 10.00% due 06/15/10...........             5,000         4,219
                       AMF Bowling Worldwide, Inc. 10.00% due 03/01/10.............            15,000        16,013
                       Argosy Gaming Co. 7.00% due 01/15/14........................             5,000         5,525
                       Aztar Corp. 9.00% due 08/15/11..............................            15,000        16,537
                       Cablevision Systems Corp. 8.00% due 04/15/12*...............            10,000        10,675
                       Carrols Corp. 9.00% due 01/15/13*...........................             5,000         5,175
                       Charter Communications Holdings, LLC 13.50% due
                         01/15/11(1)...............................................           115,000        96,600
                       CSC Holdings, Inc. 7.63% due 07/15/18.......................            15,000        15,863
                       CSC Holdings, Inc., Series B 7.63% due 04/01/11.............            45,000        48,487
                       Delta Air Lines, Inc. 7.90% due 12/15/09....................            25,000        15,625
                       Dex Media West, LLC/Dex Media Finance Co., Series B 9.88%
                         due 08/15/13..............................................            33,000        38,032
                       Echostar DBS Corp. 6.38% due 10/01/11.......................            55,000        56,237
                       El Pollo Loco, Inc. 9.25% due 12/15/09......................            20,000        21,050
                       Granite Broadcasting Corp. 9.75% due 12/01/10...............             5,000         4,775
                       Herbst Gaming, Inc. 7.00% due 11/15/14*.....................            10,000        10,125
                       Houghton Mifflin Co. 9.88% due 02/01/13.....................            10,000        10,950
                       Icon Health & Fitness, Inc. 11.25% due 04/01/12.............            10,000         8,400
                       Insight Midwest LP/Insight Capital, Inc. 10.50% due
                         11/01/10..................................................            35,000        38,325
                       LBI Media, Inc. 11.00% due 10/15/13(1)......................            30,000        22,050
                       Lamar Media Corp. 7.25% due 01/01/13........................             5,000         5,400
                       Lazydays RV Center, Inc. 11.75% due 05/15/12................            15,000        16,312
                       Lodgenet Entertainment Corp. 9.50% due 06/15/13.............            10,000        11,050
                       MGM MIRAGE, Inc. 6.00% due 10/01/09.........................            25,000        25,625
                       MGM MIRAGE, Inc. 8.50% due 09/15/10.........................            25,000        28,437
                       Mandalay Resort Group 9.38% due 02/15/10....................            25,000        29,125
                       McDonald's Corp., Series EMTN 5.88% due 04/23/32............  GBP       10,000        20,438

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Information & Entertainment (continued)
                       Mediacom, LLC 9.50% due 01/15/13............................       $    35,000   $    35,131
                       Mortons Restaurant Group 7.50% due 07/01/10.................             5,000         4,875
                       Northwest Airlines, Inc. 9.88% due 03/15/07.................            15,000        13,538
                       OED Corp. 8.75% due 04/15/12................................            25,000        24,500
                       Park Place Entertainment Corp. 8.13% due 05/15/11...........            45,000        51,975
                       R.H. Donnelley Finance Corp. I 10.88% due 12/15/12*.........            30,000        35,625
                       Real Mex Restaurants, Inc. 10.00% due 04/01/10*.............            10,000        10,425
                       River Rock Entertainment Authority 9.75% due 11/01/11.......            10,000        11,213
                       Seneca Gaming Corp. 7.25% due 05/01/12......................             5,000         5,263
                       Station Casinos, Inc. 6.00% due 04/01/12....................            15,000        15,281
                       Station Casinos, Inc. 6.50% due 02/01/14....................             5,000         5,138
                       True Temper Sports, Inc. 8.38% due 09/15/11.................             5,000         4,650
                       Vertis, Inc., Series B 10.88% due 06/15/09..................            15,000        16,275
                       Virgin River Casino Corp. 9.00% due 01/15/12*...............             5,000         5,200
                       Virgin River Casino Corp. 12.75% due 01/15/13*(1)...........            15,000         9,375
                       Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 6.63% due
                         12/01/14*.................................................            15,000        14,850
                       Information Technology -- 1.0%
                       Alaska Communications Systems Holdings, Inc. 9.88% due
                         08/15/11..................................................            10,000        10,750
                       American Cellular Corp., Series B 10.00% due 08/01/11.......            25,000        21,437
                       Amkor Technology, Inc. 7.13% due 03/15/11...................             5,000         4,700
                       Amkor Technology, Inc. 9.25% due 02/15/08...................            15,000        15,337
                       Centennial Cellular Operating Co. 10.13% due 06/15/13.......            15,000        16,838
                       Centennial Communications Corp. 8.13% due 02/01/14..........            15,000        15,413
                       Crown Castle International Corp. 9.38% due 08/01/11.........             5,000         5,600
                       Dobson Cellular Systems 8.38% due 11/01/11*.................            10,000        10,325
                       GCI, Inc. 7.25% due 02/15/14................................            25,000        25,000
                       GST Telecommunications, Inc. 12.75% due 11/15/07+(5)(6).....            60,000             0
                       MCI, Inc. 8.74% due 05/01/14................................            35,000        37,625
                       Nextel Communications, Inc. 5.95% due 03/15/14..............            34,000        35,190
                       Nortel Networks, Ltd. 6.13% due 02/15/06....................            10,000        10,175
                       PanAmSat Corp. 9.00% due 08/15/14*..........................             5,000         5,581
                       Rural Cellular Corp. 8.25% due 03/15/12.....................             5,000         5,287
                       Rural Cellular Corp. 9.75% due 01/15/10.....................            15,000        13,575
                       Sanmina-SCI Corp. 10.38% due 01/15/10.......................            45,000        51,637
                       SGC Holding Corp./Semiconductor Components Industries, LLC
                         zero coupon due 08/04/11*.................................            20,000        29,700
                       Solectron Corp. 9.63% due 02/15/09..........................            10,000        11,000
                       Telecommunications Techniques Co., LLC 9.75% due 05/15/08
                         +(4)(5)(6)................................................           140,000             0
                       Thomas & Betts Corp. 7.25% due 06/01/13.....................             5,000         5,449
                       Time Warner Telecom Holdings, Inc. 9.25% due 02/15/14.......            15,000        15,300
                       Triton PCS, Inc. 8.75% due 11/15/11.........................            15,000        11,850
                       UCAR Finance, Inc. 10.25% due 02/15/12......................            15,000        17,138
                       Verizon New England, Inc. 6.50% due 09/15/11................            15,000        16,501
                       Western Wireless Corp. 9.25% due 07/15/13...................            20,000        21,750
                       Materials -- 1.3%
                       AK Steel Corp. 7.88% due 02/15/09...........................            15,000        15,281
                       American Rock Salt Co., LLC 9.50% due 03/15/14..............            10,000        10,450
                       Anchor Glass Container Corp. 11.00% due 02/15/13............            25,000        26,750
                       ARCO Chemical Co. 9.80% due 02/01/20........................            25,000        28,500
                       Bowater, Inc. 6.50% due 06/15/13............................             5,000         5,001
                       Consumers International, Inc. 10.25% due
                         04/01/05+(4)(5)(6)(7).....................................            50,000             5
                       Equistar Chemicals LP 10.63% due 05/01/11...................            30,000        34,800
                       FastenTech, Inc. 11.50% due 05/01/11*.......................            15,000        17,250
                       Georgia-Pacific Corp. 8.88% due 02/01/10....................            35,000        40,731
                       Graphic Packaging International Corp. 8.50% due 08/15/11....            15,000        16,388

---------------------
    66

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Materials (continued)
                       IMC Global, Inc., Series B 10.88% due 06/01/08..............       $    40,000   $    48,000
                       International Paper Co. 5.38% due 08/11/06..................  EUR       10,000        14,106
                       Longview Fibre Co. 10.00% due 01/15/09......................            10,000        10,925
                       Lubrizol Corp. 5.50% due 10/01/14...........................             5,000         5,029
                       Lyondell Chemical Co., Series B 9.88% due 05/01/07..........            17,000        17,807
                       Massey Energy Co. 6.63% due 11/15/10........................            10,000        10,450
                       Methanex Corp. 8.75% due 08/15/12...........................            15,000        17,513
                       Millennium America, Inc. 9.25% due 06/15/08.................            15,000        17,063
                       Nalco Co. 7.75% due 11/15/11................................            10,000        10,800
                       Nalco Co. 8.88% due 11/15/13................................            15,000        16,462
                       Neenah Corp. 11.00% due 09/30/10*...........................            15,000        16,575
                       Omnova Solutions, Inc. 11.25% due 06/01/10..................            15,000        16,875
                       Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13.....            35,000        38,500
                       Portola Packaging, Inc. 8.25% due 02/01/12..................             5,000         3,950
                       Resolution Performance Products, LLC 9.50% due 04/15/10.....             5,000         5,413
                       Resolution Performance Products, LLC 13.50% due 11/15/10....            15,000        16,312
                       Steel Dynamics, Inc. 9.50% due 03/15/09.....................            15,000        16,425
                       Stone Container Corp. 8.38% due 07/01/12....................             5,000         5,450
                       Stone Container Corp. 9.75% due 02/01/11....................            30,000        32,850
                       United States Steel, LLC 10.75% due 08/01/08................            39,000        45,922
                       Valmont Industries, Inc. 6.88% due 05/01/14.................             5,000         5,200
                       Weyerhaeuser Co. 6.13% due 03/15/07.........................             9,000         9,476
                       Real Estate -- 0.1%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........             3,000         3,420
                       Host Marriott LP, Series G 9.25% due 10/01/07...............             5,000         5,575
                       Host Marriott LP, Series I 9.50% due 01/15/07...............            25,000        27,375
                       Ventas Realty LP/Ventas Capital Corp. 6.63% due 10/15/14*...             5,000         5,112
                       U.S. Government Agencies -- 0.3%
                       Federal Home Loan Mtg. Corp. 6.44% due 04/01/29(2)..........            63,816        65,753
                       Federal National Mtg. Assoc. 4.79% due 11/01/12.............            25,000        25,100
                       Federal National Mtg. Assoc. 7.53% due 04/01/10.............            23,189        26,187
                       U.S. Government Obligations -- 0.3%
                       United States Treasury Bonds 5.38% due 02/15/31.............           110,000       118,946
                       Utilities -- 1.0%
                       AES Corp. 8.75% due 05/15/13*...............................            35,000        39,769
                       AT&T Corp. 8.05% due 11/15/11...............................            40,000        46,050
                       Avista Corp. 9.75% due 06/01/08.............................             5,000         5,797
                       Calpine Corp. 8.50% due 07/15/10*...........................            25,000        21,437
                       Citizens Communications Co. 9.25% due 05/15/11..............            25,000        29,250
                       CMS Energy Corp. 8.90% due 07/15/08.........................            15,000        16,556
                       DPL, Inc. 6.88% due 09/01/11................................            15,000        16,382
                       Nevada Power Co. 9.00% due 08/15/13.........................            20,000        23,400
                       Nevada Power Co., Series E 10.88% due 10/15/09..............            20,000        23,100
                       NRG Energy, Inc. 8.00% due 12/15/13*........................            25,000        27,250
                       Qwest Communications International, Inc. 7.25% due
                         02/15/11*(1)..............................................            60,000        61,500
                       Reliant Energy, Inc. 6.75% due 12/15/14.....................            10,000         9,938
                       SBC Communications, Inc. 5.10% due 09/15/14.................            45,000        45,418
                       SEMCO Energy, Inc. 7.13% due 05/15/08.......................             5,000         5,351
                       SEMCO Energy, Inc. 7.75% due 05/15/13.......................             5,000         5,491
                       TECO Energy, Inc. 7.20% due 05/01/11........................             5,000         5,475
                       Virginia Electric & Power Co., Series A 5.38% due
                         02/01/07..................................................            10,000        10,359
                       Westar Energy, Inc. 9.75% due 05/01/07......................            34,000        38,053
                                                                                                        ------------
                                                                                                          4,163,861
                                                                                                        ------------

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND -- 10.9%
                       Australia -- 0.0%
                       Commonwealth of Australia, Series 415 6.25% due 04/15/15....  AUD  $    10,000   $     8,400
                       Austria -- 0.6%
                       Republic of Austria 5.00% due 07/15/12*.....................  EUR      170,000       254,963
                       Bermuda -- 0.0%
                       Intelsat, Ltd. 7.63% due 04/15/12 (Information
                         Technology)...............................................            10,000         9,725
                       Brazil -- 0.0%
                       Cia Vale do Rio Doce 0.06% due 09/29/49 (Materials)(5)(8)...  BRL        2,000             0
                       Canada -- 1.9%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10 (Materials)...            40,000        43,350
                       Acetex Corp. 10.88% due 08/01/09 (Materials)................            15,000        16,312
                       Bombardier Recreational Products, Inc. 8.38% due 12/15/13
                         (Information & Entertainment).............................            10,000        10,675
                       Bowater Canada Finance Corp. 7.95% due 11/15/11 (Finance)...            30,000        32,327
                       CanWest Media, Inc. 8.00% due 09/15/12* (Information &
                         Entertainment)............................................             5,000         5,363
                       CanWest Media, Inc. 10.63% due 05/15/11 (Information &
                         Entertainment)............................................            15,000        16,837
                       Corus Entertainment, Inc. 8.75% due 03/01/12 (Information &
                         Entertainment)............................................            25,000        27,437
                       Government of Canada 4.25% due 09/01/09.....................  CAD      395,000       337,752
                       Government of Canada 5.00% due 06/01/14.....................  CAD      100,000        87,944
                       Norske Skog Canada, Ltd. 7.38% due 03/01/14 (Materials).....            30,000        31,275
                       Quebecor Media, Inc. 13.75% due 07/15/11 (Information &
                         Entertainment)(1).........................................            40,000        39,600
                       Rogers Cable, Inc. 6.25% due 06/15/13 (Information &
                         Entertainment)............................................            10,000        10,025
                       Rogers Cable, Inc. 6.75% due 03/15/15 (Information &
                         Entertainment)*...........................................             5,000         5,113
                       Rogers Cantel, Inc. 9.75% due 06/01/16 (Information
                         Technology)...............................................            25,000        29,875
                       Rogers Wireless Communications, Inc. 9.63% due 05/01/11
                         (Information Technology)..................................            40,000        46,900
                       Russel Metals, Inc. 6.38% due 03/01/14 (Materials)..........             5,000         5,075
                       Shaw Communications, Inc. 8.25% due 04/11/10 (Information &
                         Entertainment)............................................            10,000        11,375
                       Tembec Industries, Inc. 8.63% due 06/30/09 (Materials)......            35,000        35,175
                       Videotron Ltee 6.88% due 01/15/14 (Information &
                         Entertainment)............................................             5,000         5,169
                       Denmark -- 0.9%
                       Kingdom of Denmark 4.88% due 04/18/07.......................  EUR      220,000       313,716
                       Kingdom of Denmark 6.00% due 11/15/09.......................  DKK      335,000        69,054
                       France -- 0.1%
                       Crown European Holdings SA 10.88% due 03/01/13
                         (Materials)...............................................            30,000        35,475
                       Germany -- 2.6%
                       Federal Republic of Germany, Series 00 5.50% due 01/04/31...  EUR      230,000       372,852
                       Federal Republic of Germany, Series 03 3.75% due 07/04/13...  EUR       15,000        20,701
                       Federal Republic of Germany, Series 97 6.00% due 07/04/07...  EUR      340,000       499,272
                       Federal Republic of Germany, Series 99 4.50% due 07/04/09...  EUR      145,000       209,476
                       Ireland -- 0.1%
                       Elan Finance, PLC/Elan Finance Corp. 7.75% due 11/15/11
                         (Finance)*................................................            15,000        15,975
                       MDP Acquisitions, PLC 9.63% due 10/01/12 (Industrial &
                         Commercial)...............................................            10,000        11,150

---------------------
    68

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       Israel -- 0.1%
                       Government of Israel-Shahar 7.50% due 03/31/14..............  ILS  $   110,000   $    27,429
                       Japan -- 2.3%
                       Government of Japan, Series 213 1.40% due 06/22/09..........  JPY    4,850,000        49,232
                       Government of Japan, Series 255 1.50% due 09/20/13..........  JPY   51,600,000       513,442
                       Government of Japan, Series 234 1.40% due 09/20/11..........  JPY   28,150,000       283,557
                       Government of Japan, Series 64 1.90% due 09/20/23...........  JPY   14,150,000       137,907
                       Mexico -- 0.4%
                       United Mexican States 8.00% due 12/19/13....................  MXN    1,925,000       153,817
                       Netherlands -- 0.5%
                       Kingdom of Netherlands 5.50% due 01/15/28...................  EUR      135,000       217,931
                       Telefonica Europe BV 7.75% due 09/15/10 (Information
                         Technology)...............................................            15,000        17,590
                       New Zealand -- 0.6%
                       Government of New Zealand, Series 1111 6.00% due 11/15/11...  NZD      145,000       104,754
                       Government of New Zealand, Series 709 7.00% due 07/15/09....  NZD      205,000       153,727
                       Russia -- 0.1%
                       Russian Federation 8.75% due 07/24/05*......................            40,000        41,120
                       Singapore -- 0.0%
                       Oversea-Chinese Banking Corp. 7.25% due 09/06/11
                         (Finance).................................................  EUR       15,000        24,338
                       South Africa -- 0.1%
                       Republic of South Africa 5.25% due 05/16/13.................  EUR       20,000        28,816
                       Sweden -- 0.2%
                       Kingdom of Sweden, Series 1043 5.00% due 01/28/09...........  SEK      310,000        49,919
                       Svenska Handelsbanken AB 2.34% due 02/14/05
                         (Finance)(2)(5)...........................................            40,000        39,999
                       United Kingdom -- 0.4%
                       Invensys, PLC 9.88% due 03/15/11 (Industrial &
                         Commercial)*..............................................            15,000        16,125
                       United Kingdom Treasury 4.75% due 06/07/10..................  GBP       75,000       145,633
                                                                                                        ------------
                                                                                                          4,623,674
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $8,298,950).......................                       8,787,535
                                                                                                        ------------

                       WARRANTS -- 0.0%+                                               SHARES
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       KMC Telecom Holdings, Inc. Expires 1/31/08 (strike price
                         $0.01) (cost $912)*(5)(6).................................          330             0
                                                                                                   ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $33,290,721)....                 37,627,234
                                                                                                   ------------

                                                                                           PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 5.1%                            AMOUNT(9)
                       ---------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 4.7%
                       Bank Negara Malaysia Bills, Series 0434 zero coupon due
                         05/26/05(5)(11)...........................................  MYR  $    35,000   $     9,130
                       Kingdom of Belgium zero coupon due 01/13/05(11).............  EUR      350,000       475,432
                       Kingdom of Netherlands zero coupon due 03/31/05(11).........  EUR      450,000       608,719

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                        AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS (continued)
                       France Treasury Bills zero coupon due 01/20/05(11)..........  EUR  $    75,000   $   101,835
                       Republic of France zero coupon due 03/17/05(11).............  EUR      600,000       811,596
                                                                                                        ------------
                                                                                                          2,006,712
                                                                                                        ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                       United States Treasury Bills 2.17% due 03/03/05(11).........           150,000       149,491
                                                                                                        ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,104,462)....                       2,156,203
                                                                                                        ------------
                       REPURCHASE AGREEMENT -- 9.0%
                       ---------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account (cost
                       $3,795,000)(10)(11)..............................................    3,795,000     3,795,000
                                                                                                        ------------

                       TOTAL INVESTMENTS -- (cost $39,190,183)@          102.9%                      43,578,437
                       Liabilities in excess of other assets--            (2.9)                      (1,225,177)
                                                                         ------                     ------------
                       NET ASSETS--                                      100.0%                     $42,353,260
                                                                         ======                     ============

              -----------------------------
               @  See Note 5 for cost of investments on a tax basis
               +   Non-income producing security
               *   Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the aggregate value of these securities was $842,435 representing
                   2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               (1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
               (3) Commercial Mortgage-Backed Security
               (4) Bond in default
               (5) Fair valued security; see Note 2.
               (6) Illiquid security
               (7) Company has filed Chapter 11 bankruptcy.
               (8) Variable rate security -- the rate reflected is as of
                   December 31, 2004; maturity date reflects next reset date.
               (9) Denominated in United States dollars unless otherwise
                   indicated.
              (10) See Note 2 for details of Joint Repurchase Agreement.
              (11) The security or a portion thereof represents collateral for open futures contracts.
              ADR -- American Depository Receipt

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                          EXPIRATION    VALUE AT
                        CONTRACTS               DESCRIPTION                   DATE      TRADE DATE
                       ---------------------------------------------------------------------------
                        2    Long   OMX 100 Index                         January 2005  $   22,086
                        2    Long   CAC 40 10 Euro                        March 2005       104,171
                        4    Short  Euro-Bobl                             March 2005       616,826
                        4    Long   Euro-Bund                             March 2005       322,384
                        2    Short  Russell 2000 Index                    March 2005       628,391
                        5    Long   S&P 500 Index                         March 2005     1,476,585
                        1    Long   S&P/Toronto Stock Exchange 60 Index   March 2005        83,884
                        2    Long   SPI 200 Index                         March 2005       155,656
                        2    Long   Tokyo Price Index                     March 2005       214,551
                        2    Long   U.S. Treasury 2 YR Note               March 2005       419,477
                        4    Long   U.S. Treasury 10 YR Note              March 2005       446,172

                                                                                                UNREALIZED
                        NUMBER OF                                            VALUE AS OF       APPRECIATION
                        CONTRACTS               DESCRIPTION               DECEMBER 31, 2004   (DEPRECIATION)
                        2    Long   OMX 100 Index                            $   22,380         $    294
                        2    Long   CAC 40 10 Euro                              104,051             (120)
                        4    Short  Euro-Bobl                                   613,837            2,989
                        4    Long   Euro-Bund                                   322,387                3
                        2    Short  Russell 2000 Index                          653,950          (25,559)
                        5    Long   S&P 500 Index                             1,517,125           40,540
                        1    Long   S&P/Toronto Stock Exchange 60 Index          85,615            1,731
                        2    Long   SPI 200 Index                               158,975            3,319
                        2    Long   Tokyo Price Index                           223,968            9,417
                        2    Long   U.S. Treasury 2 YR Note                     419,188             (289)
                        4    Long   U.S. Treasury 10 YR Note                    447,750            1,578
                                                                                                ---------
                                                                                                $ 33,903
                                                                                                =========

---------------------
    70

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        APPRECIATION
                       --------------------------------------------------------------------------------
                       *HKD            223,000   USD             29,208     11/07/05      $       2
                       *IDR        103,000,000   USD             11,166     03/15/05            106
                       *USD            108,363   CHF            126,000     01/12/05          2,510
                       *USD             10,533   THB            420,000     01/12/05            280
                        USD              5,821   COP         15,000,000     01/13/05            551
                       *USD             46,913   BRL            155,000     01/14/05         11,236
                        USD            288,120   JPY         30,528,000     01/14/05         10,095
                       *USD          1,903,507   AUD          2,462,000     01/19/05         23,306
                       *USD             97,704   MXN          1,107,000     01/24/05          1,184
                       *USD          2,186,332   EUR          1,675,000     01/27/05         90,822
                       *USD            549,858   CAD            666,000     01/28/05          5,905
                       *USD              9,607   CZK            224,000     02/01/05            423
                       *USD             13,903   PLN             45,000     02/01/05          1,065
                       *USD              5,301   ILS             23,000     02/03/05             17
                       *USD              5,884   SKK            185,000     02/03/05            601
                       *USD            558,366   JPY         57,886,000     02/07/05          8,055
                       *USD            377,140   SEK          2,510,000     02/09/05            715
                       *USD          1,566,883   NOK          9,529,000     02/14/05          7,567
                       *USD             11,133   HUF          2,100,000     02/16/05            381
                       *USD            151,747   NZD            216,000     02/18/05          3,378
                        USD             94,887   SGD            156,000     02/23/05            830
                       *USD             12,212   KRW         13,021,000     02/24/05            352
                       *USD              3,591   ZAR             21,000     03/03/05            105
                        USD            215,222   JPY         21,960,000     03/10/05            128
                       *USD             15,030   RUB            435,000     03/21/05            766
                       *USD             24,730   TRL      3,920,000,000     04/19/05          3,088
                        USD             13,240   ARS             40,000     05/18/05            170
                       *USD              5,394   BRL             16,000     07/06/05            217
                       *USD             15,411   INR            700,000     07/29/05            544
                       *USD             29,205   HKD            223,000     11/07/05              1
                       *USD             12,340   CLP          7,310,000     11/10/05            784
                       *USD             57,741   TWD          1,836,000     11/21/05          1,216
                        USD            282,389   NZD            457,000     12/07/05         37,041
                       *USD            116,984   CNY            932,000     08/14/06          5,504
                                                                                          ----------
                                                                                            218,945
                                                                                          ----------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                       *AUD            848,000   USD            661,443     01/19/05      $  (2,219)
                       *BRL            138,000   USD             42,663     01/14/05         (9,109)
                       *BRL             12,000   USD              4,008     07/06/05           (201)
                       *CAD          2,503,000   USD          2,075,463     01/28/05        (13,237)
                       *CHF            579,000   USD            507,900     01/12/05         (1,588)
                       *CLP          5,369,000   USD              9,143     11/10/05           (496)
                       *CNY            932,000   USD            117,913     08/14/06         (4,575)
                       *CZK            140,000   USD              6,026     02/01/05           (243)
                        DKK            385,000   USD             68,777     02/02/05         (1,588)
                       *EUR          6,747,000   USD          8,883,695     01/27/05       (288,820)
                       *GBP            544,000   USD          1,033,032     03/01/05         (7,341)
                        HKD          1,320,000   USD            169,878     01/20/05           (149)
                       *HUF          1,100,000   USD              5,702     02/16/05           (329)
                       *ILS            118,000   USD             27,065     02/03/05           (217)
                       *INR            345,000   USD              7,762     07/29/05           (102)
                       *JPY         75,490,000   USD            734,149     02/07/05         (4,530)
                        JPY         30,008,000   USD            282,455     12/07/05        (18,748)
                       *KRW        455,949,000   USD            430,905     02/24/05         (9,039)
                       *MXN          4,756,000   USD            419,397     01/24/05         (5,458)
                       *NOK            411,000   USD             67,744     02/14/05           (164)

                                                           ---------------------

              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                        NZD            434,000   USD            294,261     01/14/05      $ (18,690)
                       *NZD            597,000   USD            427,135     02/18/05         (1,613)
                       *PLN             19,000   USD              5,990     02/01/05           (329)
                       *RUB            170,000   USD              6,070     03/21/05           (103)
                       *SEK            242,000   USD             35,416     02/09/05         (1,015)
                       *SKK            104,000   USD              3,437     02/03/05           (208)
                       *THB            280,000   USD              7,080     01/12/05           (129)
                       *TRL      2,920,000,000   USD             19,269     04/19/05         (1,453)
                       *TWD         15,834,000   USD            500,384     11/21/05         (8,077)
                       *USD          2,480,152   GBP          1,282,000     03/01/05        (28,392)
                       *USD             14,409   IDR        133,000,000     03/15/05           (128)
                        USD              6,774   PHP            400,000     12/22/05             (2)
                       *ZAR             21,000   USD              3,537     03/03/05           (159)
                                                                                          ----------
                                                                                           (428,451)
                                                                                          ----------
                                Net Unrealized Appreciation (Depreciation)..........      $(209,506)
                                                                                          ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open foward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS  --   Argentine Peso
AUD  --   Australian Dollar
BRL  --   Brazilian Real
CAD  --   Canadian Dollar
CHF  --   Swiss Franc
CLP  --   Chilean Peso
CNY  --   Chinese Renminbi
COP  --   Colombian Peso
CZK  --   Czech Koruna
DKK  --   Danish Krone
EUR  --   Euro
GBP  --   Pound Sterling
HKD  --   Hong Kong Dollar
HUF  --   Hungarian Forint
IDR  --   Indonesian Rupiah
ILS  --   Israeli Shekel
INR  --   Indian Rupee
JPY  --   Japanese Yen
KRW  --   South Korean Won
MXN  --   Mexican Peso
MYR  --   Mayasian Ringgit
NOK  --   Norwegian Krone
NZD  --   New Zealand Dollar
PHP  --   Philippine Peso
PLN  --   Polish Zloty
RUB  --   Russian Ruble
SEK  --   Swedish Krona
SGD  --   Singapore Dollar
SKK  --   Slovakian Koruna
THB  --   Thailand Baht
TRL  --   Turkish Lira
TWD  --   Taiwan Dollar
USD  --   United States Dollar
ZAR  --   South African Rand

              See Notes to Financial Statements

---------------------
    72

                           [INTENTIONALLY LEFT BLANK]

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 2004

                                                  GOVERNMENT AND       ASSET
                                   MONEY MARKET    QUALITY BOND     ALLOCATION
                                    PORTFOLIO       PORTFOLIO        PORTFOLIO
   -----------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $        --     $897,389,450    $488,925,961
   Long-term investment
     securities, at value
     (affiliated)*...............           --               --              --
   Short-term investment
     securities, at value*.......   16,153,590               --              --
   Repurchase agreements (cost
     equals market value)........           --        9,160,000      19,149,000
                                   ---------------------------------------------
   Total investments.............   16,153,590      906,549,450     508,074,961
                                   ---------------------------------------------
   Cash..........................           --               --             299
   Foreign cash*.................           --               --           1,318
   Receivable for --
     Fund shares sold............        1,483       14,109,922         685,953
     Dividends and interest......       20,490        6,742,561       2,167,848
     Investments sold............           --          845,657         754,860
   Prepaid expenses and other
     assets......................          126           11,635           4,024
   Unrealized appreciation on
     forward foreign currency
     contracts...................           --               --              --
                                   ---------------------------------------------
   Total assets..................   16,175,689      928,259,225     511,689,263
                                   ---------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed........       13,676        1,637,991         780,823
     Investments purchased.......           --          840,440       1,436,485
     Investment advisory and
       management fees...........        6,920          426,179         258,069
     Service fees -- Class 2.....           --           18,233           4,150
     Service fees -- Class 3.....           --           44,873           2,591
     Trustees' fees and
       expenses..................       13,875          100,204           7,558
     Other accrued expenses......       39,150          148,066          98,359
   Variation margin on futures
     contracts...................           --           78,358              --
   Due to custodian..............        6,970            4,232              --
   Unrealized depreciation on
     forward foreign currency
     contracts...................           --               --              --
                                   ---------------------------------------------
   Total liabilities.............       80,591        3,298,576       2,588,035
                                   ---------------------------------------------
   Net assets....................  $16,095,098     $924,960,649    $509,101,228
                                   =============================================
   NET ASSETS REPRESENTED BY:
   Capital paid in...............  $16,095,098     $880,680,357    $469,920,046
   Accumulated undistributed net
     investment income (loss)....           --       33,499,457      13,826,746
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts and foreign
     exchange transactions.......           --       (6,253,590)    (30,094,003)
   Unrealized appreciation
     (depreciation) on
     investments.................           --       16,982,891      55,448,233
   Unrealized appreciation
     (depreciation) on futures
     contracts...................           --           51,534              --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............           --               --             206
                                   ---------------------------------------------
                                   $16,095,098     $924,960,649    $509,101,228
                                   =============================================
   Class 1 (unlimited shares
     authorized):
     Net assets..................  $16,095,098     $557,465,195    $463,445,905
     Shares of beneficial
       interest issued and
       outstanding...............   16,095,098       37,213,610      31,476,484
     Net asset value, offering
       and redemption price per
       share.....................  $      1.00     $      14.98    $      14.72
                                   =============================================
   Class 2 (unlimited shares
     authorized):
     Net assets..................  $        --     $145,923,118    $ 33,017,180
     Shares of beneficial
       interest issued and
       outstanding...............           --        9,746,467       2,245,582
     Net asset value, offering
       and redemption price per
       share.....................  $        --     $      14.97    $      14.70
                                   =============================================
   Class 3 (unlimited shares
     authorized):
     Net assets..................  $        --     $221,572,336    $ 12,638,143
     Shares of beneficial
       interest issued and
       outstanding...............           --       14,818,398         860,538
     Net asset value, offering
       and redemption price per
       share.....................  $        --     $      14.95    $      14.69
                                   =============================================
   ---------------
   * Cost
       Long-term investment
        securities
        (unaffiliated)...........  $        --     $880,406,559    $433,477,728
                                   =============================================
       Long-term investment
        securities
        (affiliated).............  $        --     $         --    $         --
                                   =============================================
       Short-term investment
        securities...............  $16,153,590     $         --    $         --
                                   =============================================
       Foreign cash..............  $        --     $         --    $      1,287
                                   =============================================

    See Notes to Financial Statements

---------------------
    74

---------------------

         GROWTH AND                       CAPITAL          NATURAL                       STRATEGIC
           INCOME          GROWTH       APPRECIATION      RESOURCES      MULTI-ASSET    MULTI-ASSET
          PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
        --------------------------------------------------------------------------------------------
         $19,593,556    $783,033,538   $1,410,149,007   $183,885,851     $55,243,649    $37,627,234
             385,811       9,079,009               --             --         733,402             --
                  --              --               --             --         498,855      2,156,203
              90,000      15,205,000       58,560,000      7,830,000       2,320,000      3,795,000
        --------------------------------------------------------------------------------------------
          20,069,367     807,317,547    1,468,709,007    191,715,851      58,795,906     43,578,437
        --------------------------------------------------------------------------------------------
                 426           3,070            4,806          3,002           4,423          4,261
                  --              --               25         30,449              --          1,598
                  --       2,396,867        4,817,384        592,242           3,995            328
              14,545         565,604          368,548        219,468         182,805        205,846
                  --       2,611,303        4,174,755             --              --        493,077
                 170           6,325           11,457          1,404             541            363
                  --              --               --             --              --        218,945
        --------------------------------------------------------------------------------------------
          20,084,508     812,900,716    1,478,085,982    192,562,416      58,987,670     44,502,855
        --------------------------------------------------------------------------------------------
              12,366       1,752,915        2,571,336      1,396,276          24,830         20,906
               4,898       2,228,270       16,888,480             --          19,602      1,600,863
              11,846         453,039          857,407        118,497          49,703         35,797
                  --          10,291           16,678          3,032              --             --
                  --          21,032           34,997          4,375              --             --
               7,067         107,461          186,430         11,358          26,500         17,365
              37,880         122,094          231,211         46,215          37,837         45,672
                  --              --               --             --           1,044            541
                  --              --               --             --              --             --
                  --              --               --             --              --        428,451
        --------------------------------------------------------------------------------------------
              74,057       4,695,102       20,786,539      1,579,753         159,516      2,149,595
        --------------------------------------------------------------------------------------------
         $20,010,451    $808,205,614   $1,457,299,443   $190,982,663     $58,828,154    $42,353,260
        ============================================================================================
         $16,591,869    $677,195,842   $1,357,942,341   $116,053,740     $49,715,839    $41,939,278
             164,299       6,399,276        3,212,223      1,221,229         918,521        229,681
             627,484      26,479,488     (132,791,917)    11,752,933       1,831,380     (4,023,093)
           2,626,799      98,131,008      228,934,660     61,954,438       6,407,847      4,388,254
                  --              --               --             --         (45,433)        33,903
                  --              --            2,136            323              --       (214,763)
        --------------------------------------------------------------------------------------------
         $20,010,451    $808,205,614   $1,457,299,443   $190,982,663     $58,828,154    $42,353,260
        ============================================================================================
         $20,010,451    $622,822,118   $1,151,162,937   $144,981,497     $58,828,154    $42,353,260
           1,788,932      22,599,886       34,832,859      4,620,941       7,521,804      5,293,434
         $     11.19    $      27.56   $        33.05   $      31.37     $      7.82    $      8.00
        ============================================================================================
         $        --    $ 82,012,436   $  133,500,647   $ 24,439,550     $        --    $        --
                  --       2,977,947        4,060,028        780,135              --             --
         $        --    $      27.54   $        32.88   $      31.33     $        --    $        --
        ============================================================================================
         $        --    $103,371,060   $  172,635,859   $ 21,561,616     $        --    $        --
                  --       3,757,659        5,260,335        689,177              --             --
         $        --    $      27.51   $        32.82   $      31.29     $        --    $        --
        ============================================================================================
         $17,222,338    $693,281,271   $1,181,214,347   $121,931,413     $49,474,254    $33,290,721
        ============================================================================================
         $   130,230    $    700,268   $           --   $         --     $    94,950    $        --
        ============================================================================================
         $        --    $         --   $           --   $         --     $   498,855    $ 2,104,462
        ============================================================================================
         $        --    $         --   $           26   $     30,286     $        --    $     1,591
        ============================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 2004

                                                  GOVERNMENT AND      ASSET
                                   MONEY MARKET    QUALITY BOND     ALLOCATION
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
   ----------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (unaffiliated)....    $     --      $        --     $ 6,286,868
     Dividends (affiliated)......          --               --              --
     Interest (unaffiliated).....     246,661       38,405,924      10,619,745
                                   --------------------------------------------
       Total investment
        income*..................     246,661       38,405,924      16,906,613
                                   --------------------------------------------
   EXPENSES:
     Investment advisory and
       management fees...........      88,747        5,094,758       3,027,965
     Service fees:
       Class 2...................          --          218,854          41,856
       Class 3...................          --          420,456          18,230
     Custodian fees..............      49,700          260,408         164,513
     Reports to shareholders.....       1,417           96,224          88,274
     Audit and tax fees..........      43,004           42,808          32,807
     Legal fees..................       2,760           14,452           6,974
     Trustees' fees and
       expenses..................         811           39,113          21,430
     Interest expense............          --               --              --
     Other expenses..............       2,354           29,329          37,189
                                   --------------------------------------------
       Total expenses before
        custody credits..........     188,793        6,216,402       3,439,238
       Custody credits earned on
        cash balances............         (89)            (496)         (1,095)
                                   --------------------------------------------
       Net expenses..............     188,704        6,215,906       3,438,143
                                   --------------------------------------------
     Net investment income
       (loss)....................      57,957       32,190,018      13,468,470
                                   --------------------------------------------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments
       (unaffiliated)............          --         (776,543)     19,553,187
     Net realized gain (loss) on
       investments
       (affiliated)..............          --               --              --
     Net realized gain (loss) on
       futures contracts.........          --          226,789              --
     Net realized foreign
       exchange gain (loss) on
       other assets and
       liabilities...............          --               --             222
                                   --------------------------------------------
   Net realized gain (loss) on
     investments and foreign
     currencies..................          --         (549,754)     19,553,409
                                   --------------------------------------------
     Change in unrealized
       appreciation
       (depreciation) on
       investments
       (unaffiliated)............          --       (1,496,493)     16,410,091
     Change in unrealized
       appreciation
       (depreciation) on
       investments (affiliated)..          --               --              --
     Change in unrealized
       appreciation
       (depreciation) on futures
       contracts.................          --           51,534              --
     Change in unrealized foreign
       exchange gain (loss) on
       other assets and
       liabilities...............          --               --             188
                                   --------------------------------------------
   Net unrealized gain (loss) on
     investments and foreign
     currencies..................          --       (1,444,959)     16,410,279
                                   --------------------------------------------
   Net realized and unrealized
     gain (loss) on investments
     and foreign currencies......          --       (1,994,713)     35,963,688
                                   --------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................    $ 57,957      $30,195,305     $49,432,158
                                   ============================================
   ---------------
    * Net of foreign withholding
     taxes on interest and
     dividends of................    $     --      $        --     $    55,714
                                   ============================================

    See Notes to Financial Statements

---------------------
    76

---------------------

        GROWTH AND                     CAPITAL        NATURAL                    STRATEGIC
          INCOME         GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
        ------------------------------------------------------------------------------------
        $   408,608   $ 11,890,191   $ 13,523,957   $ 2,500,926   $   772,844   $   441,289
              1,986         38,711             --            --         3,533            --
              1,532        210,054        974,619        91,931       865,881       704,461
        ------------------------------------------------------------------------------------
            412,126     12,138,956     14,498,576     2,592,857     1,642,258     1,145,750
        ------------------------------------------------------------------------------------
            146,953      5,001,760      9,737,326     1,134,630       617,808       421,424
                 --        108,679        181,456        27,123            --            --
                 --        167,594        279,345        30,791            --            --
             50,551        186,925        537,629       109,184        54,407        66,450
              1,623         77,053        148,072        15,827         4,465         2,950
             37,447         37,202         37,062        37,388        37,299        43,107
                 --         12,053         20,200         2,059         3,308         3,049
                942         30,118         57,207         5,790         2,688         1,694
                162             --             --            --            --             5
              3,088         18,572         32,012         5,332         4,119         3,739
        ------------------------------------------------------------------------------------
            240,766      5,639,956     11,030,309     1,368,124       724,094       542,418
                (11)        (1,405)          (986)         (217)          (26)         (108)
        ------------------------------------------------------------------------------------
            240,755      5,638,551     11,029,323     1,367,907       724,068       542,310
        ------------------------------------------------------------------------------------
            171,371      6,500,405      3,469,253     1,224,950       918,190       603,440
        ------------------------------------------------------------------------------------
          2,112,047     94,277,778    127,859,913    12,358,922     5,373,037     5,852,371
            113,477             --             --            --       180,094            --
                 --             --             --            --      (231,659)     (186,783)
                 --             --        (71,693)       11,787            --      (840,742)
        ------------------------------------------------------------------------------------
          2,225,524     94,277,778    127,788,220    12,370,709     5,321,472     4,824,846
        ------------------------------------------------------------------------------------
         (1,114,521)   (22,167,641)   (10,908,730)   22,427,589    (3,476,085)   (1,078,069)
           (108,739)       (84,334)            --            --      (176,789)           --
                 --             --             --            --       119,276        63,504
                 --             --            471           369            --        11,682
        ------------------------------------------------------------------------------------
         (1,223,260)   (22,251,975)   (10,908,259)   22,427,958    (3,553,598)   (1,002,883)
        ------------------------------------------------------------------------------------
          1,002,264     72,025,803    116,879,961    34,798,667     1,787,874     3,821,963
        ------------------------------------------------------------------------------------
        $ 1,173,635   $ 78,526,208   $120,349,214   $36,023,617   $ 2,706,064   $ 4,425,403
        ====================================================================================
        $       385   $        740   $    528,436   $   221,984   $       698   $    36,016
        ====================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                               MONEY MARKET                     GOVERNMENT AND QUALITY BOND
                                                 PORTFOLIO                               PORTFOLIO
                                   -------------------------------------   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED               ENDED               ENDED
                                   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
   -------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................     $    57,957         $    70,638        $ 32,190,018       $   35,934,394
     Net realized gain (loss) on
       investments and foreign
       currencies................              --                  --            (549,754)           7,400,829
     Net unrealized gain (loss)
       on investments and foreign
       currencies................              --                  --          (1,444,959)         (18,865,273)
                                   -----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................          57,957              70,638          30,195,305           24,469,950
                                   -----------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........         (57,957)            (70,638)        (27,839,585)         (31,151,700)
     Net investment
       income -- Class 2.........              --                  --          (6,760,710)          (6,150,936)
     Net investment
       income -- Class 3.........              --                  --          (8,554,996)          (3,155,364)
     Net realized gain on
       securities -- Class 1.....              --                  --            (236,934)          (5,709,783)
     Net realized gain on
       securities -- Class 2.....              --                  --             (59,421)          (1,168,828)
     Net realized gain on
       securities -- Class 3.....              --                  --             (76,831)            (603,388)
                                   -----------------------------------------------------------------------------
   Total distributions to
     shareholders................         (57,957)            (70,638)        (43,528,477)         (47,939,999)
                                   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 6)....................      (2,533,889)         (6,005,473)        (10,447,817)         (42,563,507)
                                   -----------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................      (2,533,889)         (6,005,473)        (23,780,989)         (66,033,556)
                                   -----------------------------------------------------------------------------
   NET ASSETS:
   Beginning of period...........      18,628,987          24,634,460         948,741,638        1,014,775,194
                                   -----------------------------------------------------------------------------
   End of period*................     $16,095,098         $18,628,987        $924,960,649       $  948,741,638
                                   =============================================================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............     $        --         $        --        $ 33,499,457       $   40,095,155
                                   =============================================================================

    + See Note 1
    See Notes to Financial Statements

---------------------
    78

---------------------

                           ASSET ALLOCATION                                 GROWTH AND INCOME                  GROWTH
                              PORTFOLIO+                                        PORTFOLIO                     PORTFOLIO
       --------------------------------------------------------   -------------------------------------   -----------------
                            FOR THE PERIOD
         FOR THE YEAR      FEBRUARY 1, 2003      FOR THE YEAR       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED              THROUGH             ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2004   DECEMBER 31, 2003   JANUARY 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004
       --------------------------------------------------------------------------------------------------------------------
         $ 13,468,470        $ 12,950,740       $  16,927,063        $   171,371         $   103,561        $  6,500,405
           19,553,409          (9,852,419)         (8,322,206)         2,225,524             (55,644)         94,277,778
           16,410,279          97,012,649         (45,630,276)        (1,223,260)          4,655,468         (22,251,975)
       --------------------------------------------------------------------------------------------------------------------
           49,432,158         100,110,970         (37,025,419)         1,173,635           4,703,385          78,526,208
       --------------------------------------------------------------------------------------------------------------------
          (12,590,791)        (16,072,974)        (17,799,637)          (103,733)           (119,000)         (3,351,400)
             (778,477)           (696,815)           (386,093)                --                  --            (333,804)
             (218,974)            (64,012)             (2,270)                --                  --            (272,871)
                   --                  --                  --                 --                  --                  --
                   --                  --                  --                 --                  --                  --
                   --                  --                  --                 --                  --                  --
       --------------------------------------------------------------------------------------------------------------------
          (13,588,242)        (16,833,801)        (18,188,000)          (103,733)           (119,000)         (3,958,075)
       --------------------------------------------------------------------------------------------------------------------
          (35,532,493)        (25,681,612)        (51,906,471)        (3,463,685)           (789,984)         16,916,997
       --------------------------------------------------------------------------------------------------------------------
              311,423          57,595,557        (107,119,890)        (2,393,783)          3,794,401          91,485,130
       --------------------------------------------------------------------------------------------------------------------
          508,789,805         451,194,248         558,314,138         22,404,234          18,609,833         716,720,484
       --------------------------------------------------------------------------------------------------------------------
         $509,101,228        $508,789,805       $ 451,194,248        $20,010,451         $22,404,234        $808,205,614
       ====================================================================================================================
         $ 13,826,746        $ 13,553,700       $  16,866,011        $   164,299         $    96,661        $  6,399,276
       ====================================================================================================================

             GROWTH
            PORTFOLIO
        -----------------

          FOR THE YEAR
              ENDED
        DECEMBER 31, 2003
        -----------------
          $  3,942,336
            15,110,238
           142,872,961
        -----------------
           161,925,535
        -----------------
            (2,988,859)
              (204,423)
               (75,718)
                    --
                    --
                    --
        -----------------
            (3,269,000)
        -----------------
             2,362,645
        -----------------
           161,019,180
        -----------------
           555,701,304
        -----------------
          $716,720,484
        =================
          $  3,856,946
        =================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                           CAPITAL APPRECIATION
                                                 PORTFOLIO
                                   -------------------------------------
                                     FOR THE YEAR        FOR THE YEAR
                                         ENDED               ENDED
                                   DECEMBER 31, 2004   DECEMBER 31, 2003
   ---------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................   $    3,469,253      $     (664,525)
     Net realized gain (loss) on
       investments and foreign
       currencies................      127,788,220         102,652,228
     Net unrealized gain (loss)
       on investments and foreign
       currencies................      (10,908,259)        230,928,999
                                   -------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................      120,349,214         332,916,702
                                   -------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS FROM:
     Net investment
       income -- Class 1.........               --                  --
     Net investment
       income -- Class 2.........               --                  --
     Net investment
       income -- Class 3.........               --                  --
     Net realized gain on
       investments -- Class 1....               --                  --
     Net realized gain on
       investments -- Class 2....               --                  --
     Net realized gain on
       investments -- Class 3....               --                  --
                                   -------------------------------------
   Total dividends and
     distributions to
     shareholders................               --                  --
                                   -------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 6)....................      (37,339,200)        (47,617,301)
                                   -------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................       83,010,014         285,299,401
                                   -------------------------------------
   NET ASSETS:
   Beginning of period...........    1,374,289,429       1,088,990,028
                                   -------------------------------------
   End of period*................   $1,457,299,443      $1,374,289,429
                                   =====================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............   $    3,212,223      $     (185,337)
                                   =====================================

    See Notes to Financial Statements

---------------------
    80

---------------------

                 NATURAL RESOURCES                          MULTI-ASSET                        STRATEGIC MULTI-ASSET
                     PORTFOLIO                               PORTFOLIO                               PORTFOLIO
       -------------------------------------   -------------------------------------   -------------------------------------
         FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
             ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
       DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
       ---------------------------------------------------------------------------------------------------------------------
         $  1,224,950        $  1,122,808         $   918,190         $   955,358         $   603,440        $   797,391
           12,370,709           5,928,367           5,321,472           1,010,569           4,824,846          1,900,522
           22,427,958          34,675,584          (3,533,598)          7,987,670          (1,002,883)         7,471,689
       ---------------------------------------------------------------------------------------------------------------------
           36,023,617          41,726,759           2,706,064           9,953,597           4,425,403         10,169,602
       ---------------------------------------------------------------------------------------------------------------------
             (919,448)           (639,369)         (1,062,714)         (1,449,000)           (877,918)          (397,000)
             (130,427)            (61,009)                 --                  --                  --                 --
              (80,251)            (17,622)                 --                  --                  --                 --
           (4,134,448)           (684,826)                 --                  --                  --                 --
             (684,692)            (79,786)                 --                  --                  --                 --
             (480,434)            (23,888)                 --                  --                  --                 --
       ---------------------------------------------------------------------------------------------------------------------
           (6,429,700)         (1,506,500)         (1,062,714)         (1,449,000)           (877,918)          (397,000)
       ---------------------------------------------------------------------------------------------------------------------
           26,706,958            (605,919)         (8,376,470)         (7,205,562)         (4,601,508)        (3,279,444)
       ---------------------------------------------------------------------------------------------------------------------
           56,300,875          39,614,340          (6,733,120)          1,299,035          (1,054,023)         6,493,158
       ---------------------------------------------------------------------------------------------------------------------
          134,681,788          95,067,448          65,561,274          64,262,239          43,407,283         36,914,125
       ---------------------------------------------------------------------------------------------------------------------
         $190,982,663        $134,681,788         $58,828,154         $65,561,274         $42,353,260        $43,407,283
       =====================================================================================================================
         $  1,221,229        $  1,114,618         $   918,521         $ 1,004,123         $   229,681        $ 1,016,001
       =====================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company. The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable annuity contracts issued by Phoenix Home Life Mutual Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives.

  Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

  On June 17, 2003, the Board of Trustees approved the creation of the Asset Allocation Portfolio, with three classes of shares, Class 1, Class 2, and Class
3. The Asset Allocation Portfolio is the survivor of a reorganization of the corresponding series of SunAmerica Series Trust (referred to herein as the "Prior Asset Allocation Portfolio"). Effective November 24, 2003, the Prior Asset Allocation Portfolio became part of Anchor Series Trust. The Asset Allocation Portfolio adopted the prior financial and performance record of the Prior Asset Allocation Portfolio.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa2 or better by Moody's Corp.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.
---------------------
    82

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

                                                           ---------------------

  As of December 31, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST       AMOUNT
---------                                                     ----------   ------------
Government and Quality Bond.................................     7.60%     $ 9,160,000
Growth and Income...........................................     0.07           90,000
Growth......................................................    12.61       15,205,000
Capital Appreciation........................................    48.58       58,560,000
Natural Resources...........................................     6.49        7,830,000
Multi-Asset.................................................     1.92        2,320,000
Strategic Multi-Asset.......................................     3.15        3,795,000

  As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  UBS Securities, LLC, dated December 31, 2004, bearing interest at a rate of 1.60% per annum, with a principal amount of $120,555,000, a repurchase price of $120,571,074, a maturity date of January 3, 2005. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL        MARKET
TYPE OF COLLATERAL                                              RATE       DATE        AMOUNT          VALUE
------------------                                            --------   --------   ------------   -------------
U.S. Treasury Bonds.........................................   5.25%     11/15/28   $100,000,000   $105,707,128
U.S. Treasury Bonds.........................................    6.13     11/15/27     17,492,000     17,866,178

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

MORTGAGE-BACKED DOLLAR ROLLS: During the fiscal year ended December 31, 2004, none of the Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. As of December 31, 2004, no Portfolio had TBA Rolls outstanding.

  Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustees or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

---------------------
    84

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment advisor to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

                                                           ---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%
Natural Resources                           >             $0     .750%
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%
Strategic Multi-Asset/                       $0-$200 million    1.000%
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and WM Advisors, Inc. ("WMA") act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and WMA manage the investment and reinvestment of the assets of the Trust. Wellington Management and WMA are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and WMA fees out of advisory fees it receives from the Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to WMA, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the year ended December 31, 2004, SAAMCo received fees of $25,271,371 from the Trust, of which SAAMCo informed the Trust that $17,242,628 was retained and $8,028,743 was paid to Wellington Management and WMA.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolio's Class 2 and Class 3 shares.

---------------------
    86

NOTE 4. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2004 were as follows:

                                      GOVERNMENT AND      ASSET       GROWTH AND                      CAPITAL         NATURAL
                       MONEY MARKET    QUALITY BOND     ALLOCATION      INCOME         GROWTH       APPRECIATION     RESOURCES
                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
                       ------------   --------------   ------------   -----------   ------------   --------------   -----------
Purchases (excluding
  U.S. government
  securities)........       $--        $ 24,542,617    $124,793,444   $ 9,018,060   $599,024,074   $1,331,080,274   $50,555,681
Sales (excluding U.S.
  government
  securities)........       --           49,620,419     160,689,541    12,464,592    582,639,416    1,380,902,868    31,198,408
Purchases of U.S.
  government
  securities.........       --          411,553,222      40,815,932            --             --               --            --
Sales of U.S.
  government
  securities.........       --          283,758,612       4,410,165            --             --               --            --

                                      STRATEGIC
                       MULTI-ASSET   MULTI-ASSET
                        PORTFOLIO     PORTFOLIO
                       -----------   -----------
Purchases (excluding
  U.S. government
  securities)........  $21,032,160   $74,963,853
Sales (excluding U.S.
  government
  securities)........   30,951,493    80,169,956
Purchases of U.S.
  government
  securities.........    5,183,539     1,340,556
Sales of U.S.
  government
  securities.........    3,717,031     1,633,122

NOTE 5. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                   ---------------------------------------------------------------------------
                                                              DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                   ---------------------------------------------   ---------------------------
                                                                   LONG-TERM        UNREALIZED
                                                    ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY       LONG-TERM
PORTFOLIO                                            INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME      CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
Money Market.....................................  $    13,850   $          --     $         --    $    57,957    $       --
Government and Quality Bond......................   35,554,088      (4,676,086)      13,697,041     43,155,291       373,186
Asset Allocation.................................   13,916,275     (24,346,521)              --     13,588,242            --
Growth and Income................................      171,331         732,273        2,522,010        103,733            --
Growth...........................................    6,504,878      28,978,855       95,631,641      3,958,075            --
Capital Appreciation.............................    3,436,322    (129,733,466)     225,876,209             --            --
Natural Resources................................    3,617,125      11,221,212       60,444,071      1,214,600     5,215,101
Multi-Asset......................................      993,240       2,251,020        5,894,434      1,062,714            --
Strategic Multi-Asset............................      277,833      (3,888,085)       4,235,899        877,918            --

                                                                  FOR THE YEAR ENDED
                                                                   DECEMBER 31, 2003
                                                              ---------------------------
                                                                   TAX DISTRIBUTIONS
                                                              ---------------------------
                                                               ORDINARY       LONG-TERM
PORTFOLIO                                                       INCOME      CAPITAL GAINS
-----------------------------------------------------------------------------------------
Money Market................................................  $    70,638    $       --
Government and Quality Bond.................................   43,727,753     4,212,246
Asset Allocation............................................   16,833,801            --
Growth and Income...........................................      119,000            --
Growth......................................................    3,269,000            --
Capital Appreciation........................................           --            --
Natural Resources...........................................    1,106,001       400,499
Multi-Asset.................................................    1,449,000            --
Strategic Multi-Asset.......................................      397,000            --

                                                           ---------------------

  The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2004.

                                                               CAPITAL LOSS
                                                               CARRYFORWARD
PORTFOLIO                                                        UTILIZED
---------------------------------------------------------------------------
Money Market................................................   $         --
Government and Quality Bond.................................             --
Asset Allocation............................................     16,063,435
Growth and Income...........................................      1,567,981
Growth......................................................     63,829,744
Capital Appreciation........................................    128,842,094
Natural Resources...........................................             --
Multi-Asset.................................................      3,569,252
Strategic Multi-Asset.......................................      5,416,420

  For Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2004, which are available to offset future capital gains, if any:

                                                                           CAPITAL LOSS CARRYFORWARD
                                                              ----------------------------------------------------
PORTFOLIO                                                         2009          2010          2011         2012
------------------------------------------------------------------------------------------------------------------
Money Market................................................  $         --   $        --   $       --   $       --
Government and Quality Bond.................................            --            --           --    4,676,086
Asset Allocation............................................     6,547,021    10,045,332    7,754,168           --
Growth and Income...........................................            --            --           --           --
Growth......................................................            --            --           --           --
Capital Appreciation........................................            --   129,733,466           --           --
Natural Resources...........................................            --            --           --           --
Multi-Asset.................................................            --            --           --           --
Strategic Multi-Asset.......................................            --     3,888,085           --           --

  At December 31, 2004, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each Portfolio were as follows:

                                      GOVERNMENT AND      ASSET        GROWTH AND
                       MONEY MARKET    QUALITY BOND     ALLOCATION       INCOME          GROWTH
                        PORTFOLIO       PORTFOLIO*      PORTFOLIO       PORTFOLIO      PORTFOLIO
                       ------------   --------------   ------------   -------------   ------------
Cost.................  $16,153,590     $892,852,409    $458,457,370    $17,547,357    $711,685,906
                       ===========     ============    ============    ===========    ============
Appreciation.........  $        --     $ 17,657,117    $ 68,029,999    $ 3,038,660    $111,982,885
Depreciation.........           --       (3,960,076)    (18,412,202)      (516,650)    (16,351,244)
                       -----------     ------------    ------------    -----------    ------------
Net unrealized
 appreciation
 (depreciation)......  $        --     $ 13,697,041    $ 49,617,797    $ 2,522,010    $ 95,631,641
                       ===========     ============    ============    ===========    ============

                          CAPITAL         NATURAL                       STRATEGIC
                        APPRECIATION     RESOURCES      MULTI-ASSET    MULTI-ASSET
                         PORTFOLIO*      PORTFOLIO*      PORTFOLIO     PORTFOLIO*
                       --------------   ------------   -------------   -----------
Cost.................  $1,242,832,798   $131,271,780    $52,901,472    $39,342,803
                       ==============   ============    ===========    ===========
Appreciation.........  $  241,576,266   $ 61,482,359    $ 6,441,770    $ 4,677,842
Depreciation.........     (15,700,057)    (1,038,288)      (547,336)      (442,208)
                       --------------   ------------    -----------    -----------
Net unrealized
 appreciation
 (depreciation)......  $  225,876,209   $ 60,444,071    $ 5,894,434    $ 4,235,634
                       ==============   ============    ===========    ===========

---------------
 * Post 10/31 Capital Loss Deferrals: Government and Quality Bond $196,673 and Natural Resources $339,597 and post 10/31 currency loss deferral: Capital Appreciation $38,951, Natural Resources $3,261 and Strategic Multi-Asset $180,506.

  For the year ended December 31, 2004, the reclassifications arising from book/tax differences resulted in increase (decreases) to the components of net assets are as follows:

                                                               ACCUMULATED      ACCUMULATED
                                                              UNDISTRIBUTED    UNDISTRIBUTED
                                                              NET INVESTMENT   NET REALIZED    PAID IN
PORTFOLIO                                                     INCOME (LOSS)     GAIN (LOSS)    CAPITAL
-------------------------------------------------------------------------------------------------------
Money Market................................................    $       --      $        --    $     --
Government and Quality Bond.................................     4,369,575       (4,369,575)         --
Asset Allocation............................................       392,818         (392,818)         --
Growth and Income...........................................            --               --          --
Growth......................................................            --               --          --
Capital Appreciation........................................       (71,693)          71,693          --
Natural Resources...........................................        11,787          (11,787)         --
Multi-Asset.................................................        58,922          (58,922)         --
Strategic Multi-Asset.......................................      (511,842)         511,695         147

---------------------
    88

NOTE 6. CAPITAL SHARE TRANSACTIONS: Transactions in shares of beneficial interest of each class of each Portfolio were as follows:

                                             MONEY MARKET PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      9,897,377    $   9,897,377     10,786,066    $  10,786,066
Reinvested
  dividends...........         57,957           57,957         70,638           70,638
Shares redeemed.......    (12,489,223)     (12,489,223)   (16,862,177)     (16,862,177)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (2,533,889)   $  (2,533,889)    (6,005,473)   $  (6,005,473)
                          ============   ==============   ============   ==============


                                      GOVERNMENT AND QUALITY BOND PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      6,033,850    $  91,865,240     12,385,289    $ 193,216,431
Reinvested
  dividends...........      1,893,151       28,076,519      2,464,692       36,861,483
Shares redeemed.......    (15,806,482)    (240,455,308)   (26,559,463)    (413,302,441)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (7,879,481)   $(120,513,549)   (11,709,482)   $(183,224,527)
                          ============   ==============   ============   ==============

                                   GOVERNMENT AND QUALITY BOND PORTFOLIO
                        -----------------------------------------------------------
                                                  CLASS 2
                        -----------------------------------------------------------
                                FOR THE YEAR                   FOR THE YEAR
                                    ENDED                          ENDED
                              DECEMBER 31, 2004              DECEMBER 31, 2003
                        -----------------------------   ---------------------------
                           SHARES          AMOUNT         SHARES         AMOUNT
                        -----------------------------   ---------------------------
Shares sold...........    2,824,873    $  43,051,825     7,165,015    $ 111,565,295
Reinvested
  dividends...........      459,917        6,820,131       489,468        7,319,764
Shares redeemed.......   (3,338,004)     (50,787,358)   (5,621,142)     (86,835,637)
                        ------------   --------------   -----------   -------------
Net increase
  (decrease)..........      (53,214)   $    (915,402)    2,033,341    $  32,049,422
                        ============   ==============   ===========   =============

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      9,903,876    $ 150,416,170      9,059,596    $ 140,408,084
Reinvested
  dividends...........        582,671        8,631,827        251,533        3,758,752
Shares redeemed.......     (3,166,574)     (48,066,863)    (2,308,810)     (35,555,238)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........      7,319,973    $ 110,981,134      7,002,319    $ 108,611,598
                          ============   ==============   ============   ==============

                                                           ASSET ALLOCATION PORTFOLIO+
                          ---------------------------------------------------------------------------------------------
                                                                     CLASS 1
                          ---------------------------------------------------------------------------------------------
                                  FOR THE YEAR                   FOR THE PERIOD                   FOR THE YEAR
                                      ENDED                 FEBRUARY 1, 2003 THROUGH                  ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003               JANUARY 31, 2003
                          -----------------------------   -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------   -----------------------------
Shares sold...........      3,065,413    $  43,146,499      3,042,863    $  38,202,820      4,505,597    $  54,200,993
Reinvested
  dividends...........        912,693       12,590,791      1,233,445       16,072,974      1,588,385       17,799,637
Shares redeemed.......     (7,661,092)    (107,807,656)    (7,218,196)     (89,360,282)   (11,309,985)    (135,963,981)
                          ------------   --------------   ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (3,682,986)   $ (52,070,366)    (2,941,888)   $ (35,084,488)    (5,216,003)   $ (63,963,351)
                          ============   ==============   ============   ==============   ============   ==============

                          ---------------------------------------------------------------------------------------------
                                                                     CLASS 2
                          ---------------------------------------------------------------------------------------------
                                  FOR THE YEAR                   FOR THE PERIOD                   FOR THE YEAR
                                      ENDED                 FEBRUARY 1, 2003 THROUGH                  ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003               JANUARY 31, 2003
                          -----------------------------   -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------   -----------------------------
Shares sold...........        848,803    $  11,889,694        835,715    $  10,487,108      1,039,794    $  12,573,919
Reinvested
  dividends...........         56,484          778,477         53,507          696,815         34,490          386,093
Shares redeemed.......       (348,769)      (4,906,916)      (326,721)      (4,181,461)      (121,747)      (1,430,345)
                          ------------   --------------   ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        556,518    $   7,761,255        562,501    $   7,002,462        952,537    $  11,529,667
                          ============   ==============   ============   ==============   ============   ==============


---------------

+  See Note 1

                                                           ---------------------

                                                     ASSET ALLOCATION PORTFOLIO+ (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                                                     CLASS 3
                          ---------------------------------------------------------------------------------------------
                                  FOR THE YEAR                   FOR THE PERIOD                  FOR THE PERIOD
                                      ENDED                 FEBRUARY 1, 2003 THROUGH       SEPTEMBER 30, 2002* THROUGH
                                DECEMBER 31, 2004               DECEMBER 31, 2003               JANUARY 31, 2003
                          -----------------------------   -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------   -----------------------------
Shares sold...........        794,857    $  11,134,762        238,559    $   3,058,529         47,760    $     549,241
Reinvested
  dividends...........         15,902          218,974          4,919           64,012            205            2,270
Shares redeemed.......       (183,565)      (2,577,118)       (56,008)        (722,127)        (2,091)         (24,298)
                          ------------   --------------   ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        627,194    $   8,776,618        187,470    $   2,400,414         45,874    $     527,213
                          ============   ==============   ============   ==============   ============   ==============

                                           GROWTH AND INCOME PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........        128,753    $   1,369,981        365,826    $   3,377,903
Reinvested
  dividends...........          9,853          103,733         12,212          119,000
Shares redeemed.......       (464,542)      (4,937,399)      (467,361)      (4,286,887)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........       (325,936)   $  (3,463,685)       (89,323)   $    (789,984)
                          ============   ==============   ============   ==============

                                                                GROWTH PORTFOLIO
                          ---------------------------------------------------------------------------------------------
                                                     CLASS 1                                         CLASS 2
                          -------------------------------------------------------------   -----------------------------
                                  FOR THE YEAR                    FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003               DECEMBER 31, 2004
                          -----------------------------   -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------   -----------------------------
Shares sold...........      3,464,906    $  88,028,214      3,431,198    $  72,965,651        989,835    $  25,066,821
Reinvested
  dividends...........        132,205        3,351,400        131,847        2,988,859         13,171          333,804
Shares redeemed.......     (5,649,703)    (143,498,108)    (5,836,948)    (121,487,229)      (571,117)     (14,537,691)
                          ------------   --------------   ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (2,052,592)   $ (52,118,494)    (2,273,903)   $ (45,532,719)       431,889    $  10,862,934
                          ============   ==============   ============   ==============   ============   ==============

                             GROWTH PORTFOLIO
                        ---------------------------
                                  CLASS 2
                        ---------------------------
                               FOR THE YEAR
                                   ENDED
                             DECEMBER 31, 2003
                        ---------------------------
                          SHARES         AMOUNT
                        ---------------------------
Shares sold...........   1,261,611    $  26,870,123
Reinvested
  dividends...........       9,017          204,423
Shares redeemed.......    (402,875)      (8,617,576)
                        -----------   -------------
Net increase
  (decrease)..........     867,753    $  18,456,970
                        ===========   =============

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      2,643,566    $  67,188,050      1,520,160    $  33,312,939
Reinvested
  dividends...........         10,775          272,871          3,342           75,718
Shares redeemed.......       (364,259)      (9,288,364)      (176,223)      (3,950,263)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........      2,290,082    $  58,172,557      1,347,279    $  29,438,394
                          ============   ==============   ============   ==============

                                         CAPITAL APPRECIATION PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      4,842,207    $ 149,870,642      6,395,417    $ 166,092,596
Reinvested
  dividends...........             --               --             --               --
Shares redeemed.......     (9,770,444)    (300,324,545)   (11,222,342)    (284,057,170)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (4,928,237)   $(150,453,903)    (4,826,925)   $(117,964,574)
                          ============   ==============   ============   ==============

                                      CAPITAL APPRECIATION PORTFOLIO
                        -----------------------------------------------------------
                                                  CLASS 2
                        -----------------------------------------------------------
                                FOR THE YEAR                   FOR THE YEAR
                                    ENDED                          ENDED
                              DECEMBER 31, 2004              DECEMBER 31, 2003
                        -----------------------------   ---------------------------
                           SHARES          AMOUNT         SHARES         AMOUNT
                        -----------------------------   ---------------------------
Shares sold...........    1,177,249    $  36,215,330     1,699,199    $  43,772,874
Reinvested
  dividends...........           --               --            --               --
Shares redeemed.......     (785,586)     (24,093,237)     (789,564)     (20,295,874)
                        ------------   --------------   -----------   -------------
Net increase
  (decrease)..........      391,663    $  12,122,093       909,635    $  23,477,000
                        ============   ==============   ===========   =============

---------------

+  See Note 1

*  Inception Date of Class

---------------------
    90

                                   CAPITAL APPRECIATION PORTFOLIO (CONTINUED)
                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      3,807,038    $ 116,719,005      2,028,480    $  54,311,186
Reinvested
  dividends...........             --               --             --               --
Shares redeemed.......       (511,804)     (15,726,395)      (272,086)      (7,440,913)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........      3,295,234    $ 100,992,610      1,756,394    $  46,870,273
                          ============   ==============   ============   ==============

                                           NATURAL RESOURCES PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      1,575,359    $  44,104,704      1,369,187    $  28,387,705
Reinvested
  dividends...........        184,780        5,053,896         62,118        1,324,195
Shares redeemed.......     (1,512,522)     (41,621,969)    (1,934,039)     (37,770,108)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        247,617    $   7,536,631       (502,734)   $  (8,058,208)
                          ============   ==============   ============   ==============

                                        NATURAL RESOURCES PORTFOLIO
                        -----------------------------------------------------------
                                                  CLASS 2
                        -----------------------------------------------------------
                                FOR THE YEAR                   FOR THE YEAR
                                    ENDED                          ENDED
                              DECEMBER 31, 2004              DECEMBER 31, 2003
                        -----------------------------   ---------------------------
                           SHARES          AMOUNT         SHARES         AMOUNT
                        -----------------------------   ---------------------------
Shares sold...........      405,770    $  11,243,581       330,124    $   6,678,496
Reinvested
  dividends...........       29,834          815,119         6,608          140,795
Shares redeemed.......     (192,816)      (5,443,980)     (197,102)      (4,001,154)
                        ------------   --------------   -----------   -------------
Net increase
  (decrease)..........      242,788    $   6,614,720       139,630    $   2,818,137
                        ============   ==============   ===========   =============

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........        608,977    $  16,936,296        276,599    $   5,755,806
Reinvested
  dividends...........         20,545          560,685          1,949           41,510
Shares redeemed.......       (177,865)      (4,941,374)       (57,052)      (1,163,164)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        451,657    $  12,555,607        221,496    $   4,634,152
                          ============   ==============   ============   ==============

                                              MULTI-ASSET PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........        254,490    $   1,942,000        296,020    $   2,053,781
Reinvested
  dividends...........        141,636        1,062,714        201,926        1,449,000
Shares redeemed.......     (1,493,320)     (11,381,184)    (1,534,588)     (10,708,343)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (1,097,194)   $  (8,376,470)    (1,036,642)   $  (7,205,562)
                          ============   ==============   ============   ==============

                                         STRATEGIC MULTI-ASSET PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                                  FOR THE YEAR                    FOR THE YEAR
                                      ENDED                           ENDED
                                DECEMBER 31, 2004               DECEMBER 31, 2003
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........        200,850    $   1,507,710        228,471    $   1,450,597
Reinvested
  dividends...........        120,055          877,918         59,391          397,000
Shares redeemed.......       (923,411)      (6,987,136)      (809,694)      (5,127,041)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........       (602,506)   $  (4,601,508)      (521,832)   $  (3,279,444)
                          ============   ==============   ============   ==============


                                                           ---------------------

NOTE 7. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any Portfolio of the Trust (an Eligible Trustee) retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. The following amounts for the Retirement Plan Liabilities are included in the Payables for Trustees' fees and expenses in the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses in the Statement of Operations.

                                                                                   RETIREMENT PLAN      RETIREMENT PLAN
                                                               RETIREMENT PLAN         EXPENSE              PAYMENTS
                                                                  LIABILITY       ------------------   ------------------
                                                                    AS OF                   FOR THE YEAR ENDED
PORTFOLIO                                                     DECEMBER 31, 2004              DECEMBER 31, 2004
-------------------------------------------------------------------------------   ---------------------------------------
Money Market................................................      $ 13,848             $   238               $  654
Government and Quality Bond.................................        98,079              11,873                3,845
Asset Allocation............................................         6,369               6,369                   --
Growth and Income...........................................         7,032                 282                  322
Growth......................................................       105,601               8,912                4,439
Capital Appreciation........................................       183,034              17,103                7,483
Natural Resources...........................................        10,950               1,672                  412
Multi-Asset.................................................        26,379                 820                1,232
Strategic Multi-Asset.......................................        17,282                 542                  812

NOTE 8. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the year ended December 31, 2004, the following Portfolios had borrowings:

                                                                                       AVERAGE    WEIGHTED
                                                                 DAYS       INTEREST     DEBT     AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES    UTILIZED   INTEREST
----------------------------------------------------------------------------------------------------------
Growth and Income...........................................      30          $161     $121,890     1.55%
Strategic Multi-Asset.......................................       1             5      127,236     1.50

  At December 31, 2004, no Portfolio had balances open under the line of credit agreement.

NOTE 9. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. A loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2004, none of the Portfolios participated in the program.

NOTE 10. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the year ended December 31, 2004, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                           MARKET VALUE                                            CHANGE IN     MARKET VALUE
                                          AT DECEMBER 31,    COST OF    PROCEEDS OF   REALIZED    UNREALIZED    AT DECEMBER 31,
PORTFOLIO            SECURITY   INCOME         2003         PURCHASES      SALES      GAIN/LOSS   GAIN (LOSS)        2004
-------------------------------------------------------------------------------------------------------------------------------
Growth and           AIG
  Income...........             $ 1,986     $  548,467        $  --      $167,394     $113,477     $(108,739)     $  385,811
Growth.............  AIG         38,711      9,163,343           --            --           --       (84,334)      9,079,009
Multi-Asset........  AIG          3,533        932,427           --       202,330      180,094      (176,789)        733,402

---------------------
    92

NOTE 11. INVESTMENT CONCENTRATION: All Portfolios may invest internationally, however, only the Asset Allocation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio may invest in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primarily risks of the Strategic Multi-Asset Portfolio.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                      Money Market Portfolio -- Class 1
12/31/00         $ 1.00       $0.06        $   --        $ 0.06      $(0.06)       $   --          $(0.06)
12/31/01           1.00        0.04            --          0.04       (0.04)           --           (0.04)
12/31/02           1.00        0.01            --          0.01       (0.01)           --           (0.01)
12/31/03           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/04           1.00        0.00            --          0.00       (0.00)           --           (0.00)
                              Government and Quality Bond Portfolio -- Class 1
12/31/00         $13.68       $0.82        $ 0.70        $ 1.52      $(0.75)       $   --          $(0.75)
12/31/01          14.45        0.76          0.24          1.00       (0.68)           --           (0.68)
12/31/02          14.77        0.65          0.72          1.37       (0.54)           --           (0.54)
12/31/03          15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)
12/31/04          15.21        0.55         (0.03)         0.52       (0.74)        (0.01)          (0.75)
                              Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)       $   --          $(0.67)
12/31/02          14.77        0.62          0.71          1.33       (0.51)           --           (0.51)
12/31/03          15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)
12/31/04          15.20        0.52         (0.03)         0.49       (0.71)        (0.01)          (0.72)
                              Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $15.44       $0.06        $ 0.09        $ 0.15      $   --        $   --          $   --
12/31/03          15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)
12/31/04          15.18        0.48         (0.00)         0.48       (0.70)        (0.01)          (0.71)
                                   Asset Allocation Portfolio+ -- Class 1
01/31/00         $15.03       $0.40        $ 0.37        $ 0.77      $(0.48)       $(0.80)         $(1.28)
01/31/01          14.52        0.41          0.36          0.77       (0.43)        (0.31)          (0.74)
01/31/02          14.55        0.41         (1.35)        (0.94)      (0.46)        (0.31)          (0.77)
01/31/03          12.84        0.42         (1.31)        (0.89)      (0.46)           --           (0.46)
02/01/03-
 12/31/03*        11.49        0.35          2.35          2.70       (0.47)           --           (0.47)
12/31/04          13.72        0.38          1.01          1.39       (0.39)           --           (0.39)
                                   Asset Allocation Portfolio+ -- Class 2
07/09/01-
 01/31/02(3)     $13.70       $0.23        $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)
01/31/03          12.83        0.36         (1.26)        (0.90)      (0.45)           --           (0.45)
02/01/03-
 12/31/03*        11.48        0.32          2.36          2.68       (0.45)           --           (0.45)
12/31/04          13.71        0.35          1.01          1.36       (0.37)           --           (0.37)
                                   Asset Allocation Portfolio+ -- Class 3
09/30/02-
 01/31/03(3)     $11.26       $0.11        $ 0.36        $ 0.47      $(0.25)       $   --          $(0.25)
02/01/03-
 12/31/03*        11.48        0.29          2.37          2.66       (0.44)           --           (0.44)
12/31/04          13.70        0.34          1.01          1.35       (0.36)           --           (0.36)

                                                                RATIO OF NET
                NET                   NET                        INVESTMENT
               ASSET                 ASSETS     RATIO OF           INCOME
               VALUE                 END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD      END OF     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      PERIOD   RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  -----------------------------------------------------------------------------
                                     Money Market Portfolio -- Class 1
12/31/00       $ 1.00      5.95%    $ 61,849      0.65%             5.79%              --%
12/31/01         1.00      3.70       34,375      0.72(5)           3.80(5)            --
12/31/02         1.00      1.08       24,634      0.74              1.08               --
12/31/03         1.00      0.31       18,629      0.94              0.33               --
12/31/04         1.00      0.35       16,095      1.06              0.33               --
                             Government and Quality Bond Portfolio -- Class 1
12/31/00       $14.45     11.35%    $532,223      0.66%             5.93%              58%
12/31/01        14.77      6.93      684,464      0.64(5)           5.16(5)            71
12/31/02        15.60      9.33      885,969      0.61              4.27              108
12/31/03        15.21      2.50      685,905      0.60              3.56               50
12/31/04        14.98      3.41      557,465      0.60              3.56               37
                             Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $14.77      3.67%    $ 19,713      0.79%(4)(5)       4.54%(4)(5)        71%
12/31/02        15.59      9.11      121,074      0.76              4.02              108
12/31/03        15.20      2.35      148,981      0.75              3.40               50
12/31/04        14.97      3.26      145,923      0.75              3.40               37
                             Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $15.59      1.23%    $  7,732      0.86%(4)          3.25%(4)          108%
12/31/03        15.18      2.19      113,856      0.84              3.28               50
12/31/04        14.95      3.16      221,572      0.85              3.28               37
                                  Asset Allocation Portfolio+ -- Class 1
01/31/00       $14.52      5.51%    $699,063      0.63%             2.70%             191%
01/31/01        14.55      5.38      653,310      0.64              2.75              172
01/31/02        12.84     (6.36)     556,081      0.66              3.05              140
01/31/03        11.49     (6.78)     437,736      0.66              3.42               28
02/01/03-
 12/31/03*      13.72     23.68      482,439      0.66(4)           3.03(4)            19
12/31/04        14.72     10.32      463,446      0.67              2.68               35
                                  Asset Allocation Portfolio+ -- Class 2
07/09/01-
 01/31/02(3)   $12.83     (0.67)%   $  2,233      0.83%(4)          3.07%(4)          140%
01/31/03        11.48     (6.87)      12,931      0.79              3.23               28
02/01/03-
 12/31/03*      13.71     23.54       23,155      0.81(4)           2.84( 4)           19
12/31/04        14.70     10.12       33,017      0.82              2.55               35
                                  Asset Allocation Portfolio+ -- Class 3
09/30/02-
 01/31/03(3)   $11.48      4.29%    $    526      0.87%(4)          2.93%(4)           28%
02/01/03-
 12/31/03*      13.70     23.41        3,196      0.92(4)           2.67(4)            19
12/31/04        14.69     10.04       12,638      0.92              2.52               35

---------------

 *  The Portfolio changed its fiscal year end from January 31 to December 31.
 +  See Note 1.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.

See Notes to Financial Statements
---------------------
    94

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Growth and Income Portfolio -- Class 1
12/31/00         $21.00       $ 0.04       $(1.16)       $(1.12)     $(0.12)       $(3.21)         $(3.33)      $16.55
12/31/01          16.55         0.04        (2.14)        (2.10)      (0.04)        (1.86)          (1.90)       12.55
12/31/02          12.55         0.06        (3.11)        (3.05)      (0.05)        (1.01)          (1.06)        8.44
12/31/03           8.44         0.05         2.15          2.20       (0.05)           --           (0.05)       10.59
12/31/04          10.59         0.09         0.56          0.65       (0.05)           --           (0.05)       11.19
                                             Growth Portfolio -- Class 1
12/31/00         $38.52       $ 0.06       $(0.08)       $(0.02)     $(0.06)       $(4.02)         $(4.08)      $34.42
12/31/01          34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)           --           (0.08)       19.35
12/31/03          19.35         0.14         5.64          5.78       (0.12)           --           (0.12)       25.01
12/31/04          25.01         0.23         2.46          2.69       (0.14)           --           (0.14)       27.56
                                             Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $30.35       $ 0.03       $(1.03)       $(1.00)     $(0.04)       $(4.36)         $(4.40)      $24.95
12/31/02          24.95         0.09        (5.65)        (5.56)      (0.05)           --           (0.05)       19.34
12/31/03          19.34         0.11         5.63          5.74       (0.09)           --           (0.09)       24.99
12/31/04          24.99         0.20         2.46          2.66       (0.11)           --           (0.11)       27.54
                                             Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $   --        $   --          $   --       $19.34
12/31/03          19.34         0.08         5.63          5.71       (0.08)           --           (0.08)       24.97
12/31/04          24.97         0.20         2.43          2.63       (0.09)           --           (0.09)       27.51
                                      Capital Appreciation Portfolio -- Class 1
12/31/00         $57.02       $ 0.11       $(3.39)       $(3.28)     $(0.05)       $(6.25)         $(6.30)      $47.44
12/31/01          47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61
12/31/02          29.61        (0.04)       (6.67)        (6.71)         --            --              --        22.90
12/31/03          22.90        (0.01)        7.40          7.39          --            --              --        30.29
12/31/04          30.29         0.08         2.68          2.76          --            --              --        33.05
                                      Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $   --       $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60
12/31/02          29.60        (0.07)       (6.68)        (6.75)         --            --              --        22.85
12/31/03          22.85        (0.05)        7.38          7.33          --            --              --        30.18
12/31/04          30.18         0.05         2.65          2.70          --            --              --        32.88
                                      Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.10)        7.40          7.30          --            --              --        30.15
12/31/04          30.15         0.05         2.62          2.67          --            --              --        32.82

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------  ----------------------------------------------------------------------
                               Growth and Income Portfolio -- Class 1
12/31/00         (6.70)%   $   38,075      0.92%             0.20%              24%
12/31/01        (11.41)        28,993      1.00(5)           0.29(5)            24
12/31/02        (24.31)        18,610      1.01(6)           0.55(6)            42
12/31/03         26.18         22,404      1.16              0.52               44
12/31/04          6.21         20,010      1.15              0.82               43
                                    Growth Portfolio -- Class 1
12/31/00         (1.03)%   $  914,186      0.71%             0.20%              70%
12/31/01        (13.09)       791,845      0.72(5)           0.30(5)            70
12/31/02        (22.15)       520,917      0.74(6)           0.50(6)            70
12/31/03         29.94        616,441      0.75              0.67               72
12/31/04         10.82        622,822      0.72              0.91               80
                                    Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (1.50)%   $    8,965      0.89%(4)(5)       0.33%(4)(5)        70%
12/31/02        (22.28)        32,458      0.89(6)           0.41(6)            70
12/31/03         29.72         63,636      0.90              0.51               72
12/31/04         10.69         82,012      0.87              0.80               80
                                    Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)      6.50%    $    2,326      0.98%(4)(6)       0.53%(4)(6)        70%
12/31/03         29.59         36,643      0.99              0.39               72
12/31/04         10.56        103,371      0.97              0.82               80
                             Capital Appreciation Portfolio -- Class 1
12/31/00         (7.47)%   $1,954,892      0.70%             0.19%              84%
12/31/01        (12.61)     1,628,155      0.75(5)           0.15(5)            68
12/31/02        (22.66)     1,021,172      0.76(6)           0.16(6)            80
12/31/03         32.27      1,204,319      0.77             (0.04)             104
12/31/04          9.11      1,151,163      0.76              0.27              100
                             Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (3.25)%   $   16,565      0.92%(4)(5)      (0.21)%(4)(5)       68%
12/31/02        (22.80)        63,049      0.92(6)          (0.29)(6)           80
12/31/03         32.08        110,717      0.92             (0.20)             104
12/31/04          8.95        133,501      0.91              0.15              100
                             Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)      5.49%    $    4,769      0.99%(4)(6)      (0.30)%(4)(6)       80
12/31/03         31.95         59,254      1.01             (0.38)             104
12/31/04          8.86        172,636      1.01              0.16              100

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Natural Resources Portfolio -- Class 1
12/31/00         $16.22       $0.09        $ 3.06        $ 3.15      $(0.14)       $   --          $(0.14)      $19.23
12/31/01          19.23        0.21         (0.49)        (0.28)      (0.07)        (1.22)          (1.29)       17.66
12/31/02          17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17
12/31/04          26.17        0.23          6.14          6.37       (0.21)        (0.96)          (1.17)       31.37
                                        Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $19.46       $0.03        $(0.56)       $(0.53)     $(0.07)       $(1.22)         $(1.29)      $17.64
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14
12/31/04          26.14        0.19          6.14          6.33       (0.18)        (0.96)          (1.14)       31.33
                                        Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $   --        $   --          $   --       $17.96
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11
12/31/04          26.11        0.16          6.13          6.29       (0.16)        (0.96)          (1.12)       31.29
                                           Multi-Asset Portfolio -- Class 1
12/31/00         $12.58       $0.27        $(0.21)       $ 0.06      $(0.30)       $(2.44)         $(2.74)      $ 9.90
12/31/01           9.90        0.20         (0.74)        (0.54)      (0.28)        (1.18)          (1.46)        7.90
12/31/02           7.90        0.13         (1.16)        (1.03)      (0.21)           --           (0.21)        6.66
12/31/03           6.66        0.11          1.00          1.11       (0.16)           --           (0.16)        7.61
12/31/04           7.61        0.11          0.23          0.34       (0.13)           --           (0.13)        7.82
                                      Strategic Multi-Asset Portfolio -- Class 1
12/31/00         $11.77       $0.29        $(0.85)       $(0.56)     $(0.26)       $(1.60)         $(1.86)      $ 9.35
12/31/01           9.35        0.22         (1.08)        (0.86)      (0.44)        (1.43)          (1.87)        6.62
12/31/02           6.62        0.13         (0.95)        (0.82)      (0.05)           --           (0.05)        5.75
12/31/03           5.75        0.13          1.55          1.68       (0.07)           --           (0.07)        7.36
12/31/04           7.36        0.11          0.69          0.80       (0.16)           --           (0.16)        8.00

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
---------------------------------------------------------------------------------------------------
                              Natural Resources Portfolio -- Class 1
12/31/00         19.42%    $ 71,625      0.92%             0.53%              85%
12/31/01         (1.01)      71,144      0.90(5)           1.13(5)            48
12/31/02          8.33       87,637      0.89              0.79               58
12/31/03         47.77      114,435      0.87              1.15               46
12/31/04         25.01      144,981      0.87              0.85               21
                              Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (2.31)%   $    991      1.09%(4)(5)       0.46%(4)(5)        48%
12/31/02          8.24        7,143      1.05              0.64               58
12/31/03         47.49       14,046      1.02              0.97               46
12/31/04         24.87       24,440      1.02              0.70               21
                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     11.48%    $    288      1.22%(4)          0.27%(4)           58%
12/31/03         47.30        6,201      1.11              0.68               46
12/31/04         24.76       21,562      1.12              0.61               21
                                 Multi-Asset Portfolio -- Class 1
12/31/00         (0.57)%   $106,298      1.08%             2.24%              36%
12/31/01         (4.31)      87,071      1.10(5)           2.18(5)            30
12/31/02        (12.96)      64,262      1.11(6)           1.82(6)            62
12/31/03         16.87       65,561      1.16              1.50               61
12/31/04          4.60       58,828      1.17              1.49               46
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/00         (5.61)%   $ 61,771      1.18%             2.61%             165%
12/31/01         (7.36)      49,059      1.21(5)           2.67(5)           179
12/31/02        (12.41)      36,914      1.25(6)           2.04(6)           161
12/31/03         29.26       43,407      1.27              2.04              156
12/31/04         11.09       42,353      1.29              1.43              190

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

See Notes to Financial Statements
---------------------
    96

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST:

  In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, Government and Quality Bond Portfolio, Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the nine portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Houston, Texas
February 15, 2005

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (unaudited)

  The following table contains basic information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund Complex.

                                                                                             NUMBER OF
                                            TERM OF                                         PORTFOLIOS
                         POSITION HELD     OFFICE AND                                         IN FUND
         NAME,                WITH         LENGTH OF                                          COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME            PRINCIPAL OCCUPATIONS          OVERSEEN
    DATE OF BIRTH*          COMPLEX        SERVED(1)           DURING PAST 5 YEARS         BY TRUSTEE(2)
    --------------       --------------   ------------   --------------------------------  -------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat       Chairman of     1986-Present   Attorney, solo practitioner            46
DOB: March 7, 1940        the Board
Stephen J. Gutman         Trustee         1986-Present   President and member of Managing       46
DOB: May 10, 1943                                        Directors, Beau Brummel -- SoHo
                                                         LLC (licensing of menswear
                                                         specialty retailing and other
                                                         activities) (June 1988 to
                                                         present.)
William J. Shea(5)        Trustee         2004-Present   President and CEO, Conseco, Inc.       46
DOB: February 9, 1948                                    (Financial Services) (2001 to
                                                         Present); Chairman of the Board
                                                         of Centennial Technologies, Inc.
                                                         (1998 to 2001); Vice Chairman,
                                                         Bank Boston Corporation (1993 to
                                                         1998.)
INTERESTED TRUSTEES
Peter A. Harbeck(4)       Trustee         1994-Present   President, CEO and Director, AIG       85
DOB: January 23, 1954                                    SunAmerica Asset Management Corp
                                                         ("SAAMCo.") (August 1995 to
                                                         present); Director, AIG
                                                         SunAmerica Capital Services,
                                                         Inc. ("SACS"), (August 1993 to
                                                         present.)
OFFICERS
Vincent M. Marra          President       2004-Present   Senior Vice President and Chief       N/A
DOB: May 28, 1950                                        Operating Officer, SAAMCo
                                                         (February 2003 to Present);
                                                         Chief Administrative Officer and
                                                         Chief Financial Officer, Carret
                                                         & Co., LLC (June 2002 to
                                                         February 2003); President, Bowne
                                                         Digital Solutions (1999 to May
                                                         2002).
Donna M. Handel           Treasurer       2002-Present   Assistant Treasurer (1993 to          N/A
DOB: June 25, 1966                                       2002); Senior Vice President,
                                                         SAAMCo (December 2004 to
                                                         Present); Vice President, SAAMCo
                                                         (1997 to December 2004).


         NAME,
      ADDRESS AND          OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*               BY TRUSTEE(3)
    --------------       -----------------------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat      Director of North European
DOB: March 7, 1940       Oil Royal Trust.
Stephen J. Gutman        None
DOB: May 10, 1943
William J. Shea(5)       None
DOB: February 9, 1948
INTERESTED TRUSTEES
Peter A. Harbeck(4)      None
DOB: January 23, 1954
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966

---------------

* The business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 7 of the financial statements.

(2) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), and AIG Series Trust (4 portfolios).

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(4) Interested Trustee, as defined within the Investment Company Act of 1940 because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

(5) Effective November 30, 2004, William J. Shea began serving as a trustee.

---------------------
    98

---------------------

ANCHOR SERIES TRUST

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how Anchor Series Trust Portfolios voted proxies relating to securities held in Anchor Series Trust Portfolios during the twelve month period ended June 30, 2004 is available without charge, upon request, by calling (800) 445-SUN2 or on the Securities and Exchange Commission's website at www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters ending after July 9, 2004. Once filed, the Trust's form N-Q will be available without charge on the Securities and Exchange Commission's ("SEC") website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to www.publicinfo.sec.gov.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

  Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2004. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2005.

  During the year ended December 31, 2004 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                                                               QUALIFYING %
                                                                                                               FOR THE 70%
                                                                                                                DIVIDENDS
                                                   TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                 DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                 ---------   --------------   --------------   -------------   ------------
Money Market Portfolio -- Class 1                  $0.00         $0.00            $  --            $  --              --%
Government and Quality Bond Portfolio -- Class
  1                                                 0.75          0.74               --             0.01              --
Government and Quality Bond Portfolio -- Class
  2                                                 0.72          0.71               --             0.01              --
Government and Quality Bond Portfolio -- Class
  3                                                 0.71          0.70               --             0.01              --
Asset Allocation Portfolio -- Class 1               0.39          0.39               --               --           32.24
Asset Allocation Portfolio -- Class 2               0.37          0.37               --               --           32.24
Asset Allocation Portfolio -- Class 3               0.36          0.36               --               --           32.24
Growth and Income Portfolio -- Class 1              0.05          0.05               --               --          100.00
Growth Portfolio -- Class 1                         0.14          0.14               --               --          100.00
Growth Portfolio -- Class 2                         0.11          0.11               --               --          100.00
Growth Portfolio -- Class 3                         0.09          0.09               --               --          100.00
Capital Appreciation Portfolio -- Class 1             --            --               --               --              --
Capital Appreciation Portfolio -- Class 2             --            --               --               --              --
Capital Appreciation Portfolio -- Class 3             --            --               --               --              --
Natural Resources Portfolio -- Class 1              1.17          0.21             0.02             0.94           72.26
Natural Resources Portfolio -- Class 2              1.14          0.18             0.02             0.94           72.26
Natural Resources Portfolio -- Class 3              1.12          0.16             0.02             0.94           72.26
Multi-Asset Portfolio -- Class 1                    0.13          0.13               --               --           94.21
Strategic Multi-Asset Portfolio -- Class 1          0.16          0.16               --               --              --

---------------

* Short-term capital gains are treated as ordinary income for tax purposes.

---------------------
    100

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2004. Importantly, such indices represent "paper" Portfolios and do not reflect the costs and expenses of actual investing.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Money Market Portfolio

                The Money Market Portfolio -- Class 1 gained 0.35% for the twelve-month reporting period ended December 31, 2004. Coming into 2004, short-term interest rates in the U.S. were at historical lows. Signs of economic growth became clearly evident in the first half of the year, and the Federal Reserve Board began to take action to pre-empt any inflationary pressures. At its June 30th meeting, the Federal Reserve began to slowly increase the benchmark Federal Funds rate from 1.00%. After five successive 25 basis point increases, the Federal Funds rate ended the year at 2.25%. On the whole, money market funds benefited from the marginally higher rates, but yields are still low from an historical perspective.

                                                           ---------------------

---------------------

          FIXED-INCOME PORTFOLIOS

           Government and Quality Bond Portfolio, Class 1



           (LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                                 GOVERNMENT AND QUALITY       AGGREGATE A OR BETTER       LEHMAN BROTHERS U.S.
                                                 BOND PORTFOLIO, CLASS 1              INDEX               AGGREGATE BOND INDEX
                                                 -----------------------      ---------------------       --------------------
12/94                                                     10000                       10000                       10000
12/95                                                     11942                       11830                       11848
12/96                                                     12287                       12258                       12276
12/97                                                     13458                       13432                       13465
12/98                                                     14704                       14615                       14633
12/99                                                     14461                       14495                       14511
12/00                                                     16102                       16227                       16199
12/01                                                     17218                       17576                       17564
12/02                                                     18825                       19411                       19365
12/03                                                     19295                       20057                       20160
12/04                                                     19953                       20885                       21035

GOVERNMENT AND QUALITY BOND PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           3.41%       3.26%      3.16%

5-year                                                           6.65%        N/A        N/A

10-year                                                          7.15%        N/A        N/A

Since Inception                                                   N/A        5.26%      2.93%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

Effective May 1, 2004 the benchmark was changed to the Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the investments permitted in the Portfolio's guidelines. The Lehman Brother U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indices, the government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better excludes BBB bonds.

              GOVERNMENT AND QUALITY BOND PORTFOLIO -- CLASS 1

                The Government and Quality Bond Portfolio - Class 1 returned
              3.4% for the annual period ended December 31, 2004, compared to a 4.1% return by the Lehman Brothers U.S. Aggregate A or Better Index. The bond market posted modest gains in 2004. Amidst the backdrop of increasing signs of economic recovery, the Federal Reserve began to gradually raise interest rates midway through the year, in an attempt to combat any hint of inflation. As a result, short-term fixed income securities with maturities of less than one year experienced slightly higher returns than in 2003. Yields on the bellwether 10-Year U.S. Treasury, however, remained in the 4-4.5% range for much of the year, and long-term yields remained largely unchanged from the beginning of the year. As a result, 2004 ended with a much flatter yield curve. For the year, the Lehman Brothers U.S. Aggregate Bond Index gained 4.3%. While typically less risky treasuries and mortgages posted modest gains, corporate credits offered more upside, as investors continued to take on more risk in return for higher yields. This was particularly evident in high yield ("junk") bonds and emerging market debt, two areas that enjoyed double-digit returns for the second year in a row.

                The Portfolio only invests in bonds rated A or better at the time of purchase. Accordingly, it did not participate in the higher returning areas of the bond market in 2004. Relative to the benchmark, the Portfolio benefited from an overweight position in corporate bonds during the year. This gain was offset by the Portfolio's short duration position for much of the year, reflecting the sub-advisor's view that interest rates would rise during the year. Unfortunately, this stance did not provide the desired result, particularly in the third quarter, when the bond market rallied despite Federal Reserve Board tightening (raising interest rates).

              The graph represents past performance, which is not indicative of future results.

---------------------
    102

              Asset Allocation Portfolio+ - Class 1

(LINE GRAPH)

                                                                                        LEHMAN BROTHERS
                                          ASSET ALLOCATION                            U.S. AGGREGATE BOND
                                        PORTFOLIO - CLASS 1        CUSTOM INDEX              INDEX              S&P 500 INDEX
                                        -------------------        ------------       -------------------       -------------
12/94                                          10000                  10000                  10000                  10000
12/95                                          12629                  12585                  11848                  13758
12/96                                          15023                  13982                  12276                  16918
12/97                                          18299                  16623                  13465                  22562
12/98                                          18906                  19444                  14633                  29010
12/99                                          20690                  20926                  14511                  35115
12/00                                          20626                  21587                  16199                  31918
12/01                                          20038                  21664                  17564                  28125
12/02                                          18532                  20942                  19365                  21909
12/03                                          22801                  23782                  20160                  28190
12/04                                          25155                  25445                  21035                  31257

ASSET ALLOCATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
                       Class 1    Class 2*   Class 3*
                       --------   --------   --------
   1-year               10.32%     10.12%     10.04%
   5-year                3.99%        N/A        N/A
   10-year               9.66%        N/A        N/A
   Since Inception         N/A      6.82%     16.69%

*Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Custom Index consists of 40% Lehman Brothers U.S. Aggregate Bond Index and 60% S&P 500 Index.

The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              + Performance information shown for periods prior to November 24,
                2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the Prior Asset Allocation Portfolio. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

              ASSET ALLOCATION PORTFOLIO+ -- CLASS 1

                The Asset Allocation Portfolio -- Class 1 returned 10.3% for the annual period compared to an 8.3% return by the blended benchmark (60% S&P 500 / 40% Lehman Brothers U.S. Aggregate Bond Index). During this period, despite short-term volatility in the equity market, the Standard & Poors 500 Index (S&P 500) returned 10.9%, most of it in the fourth quarter. The Lehman Brothers U.S. Aggregate Bond Index returned 4.3%, even as the Federal Reserve raised short-term interest rates five times, with expectations of moderate economic growth and contained measures of inflation.

                The Portfolio's allocation to equities increased in the fourth quarter, as it participated in the strong broad-based equity rally. The Portfolio benefited from its positions in small- and mid-cap value and real estate securities, all of which added to strong relative performance results. On the fixed-income side, high yield securities continued to provide additional performance strength, outpacing mortgages and investment grade corporates, while short-term interest rates remain at historically low levels.

                Positive equity sector selection impacts on the Portfolio for this period were the overweight positions in energy and consumer discretionary, while the largest detractor from relative performance was the underweight position in telecommunications. Due to the Portfolio's large number of individual holdings and small position sizes, relative individual security selection impacts were minimal.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

          EQUITY PORTFOLIOS


     Growth and Income Portfolio, Class 1
(LINE GRAPH)

                                                                GROWTH AND INCOME PORTFOLIO,
                                                                          CLASS 1                         S&P 500 INDEX
                                                                ----------------------------              -------------
12/94                                                                      10000                              10000
12/95                                                                      11659                              13758
12/96                                                                      14009                              16918
12/97                                                                      18038                              22562
12/98                                                                      23478                              29010
12/99                                                                      27207                              35115
12/00                                                                      25383                              31918
12/01                                                                      22488                              28125
12/02                                                                      17022                              21909
12/03                                                                      21478                              28190
12/04                                                                      22812                              31257

GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

                                                              CLASS
                                                                1
                                                              ------
1-year                                                         6.21%
5-year                                                        -3.46%
10-year                                                        8.60%

The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              GROWTH AND INCOME PORTFOLIO -- CLASS 1

                The Growth and Income Portfolio - Class 1 returned 6.2% for the annual reporting period, versus a 10.9% return by the Standard & Poors 500 Index (S&P 500).

                The U.S. equity markets finished 2004 with positive returns.
              After offering slight gains through the first nine months of the year, returns were very strong in the fourth quarter. Smaller stocks continued to outperform larger stocks, marking the fifth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Although all major sectors posted gains for the year, sector performance varied. Energy and utilities each rose more than 20%, while information technology and health care posted low single-digit returns. On the whole, international equity markets offered higher returns, reflecting the global economic recovery and a weakening U.S. dollar.

                The Growth and Income Portfolio underperformed its S&P 500 benchmark by a wide margin in 2004. Most of this shortfall came from stock selection, as opposed to sector allocation. Selection was weakest in the financials, consumer discretionary, and health care sectors. Among the weak financials holdings was March & McLennan, which was hurt by news of scandal in its insurance brokerage unit; in consumer discretionary, the Portfolio did not own eBay, which had a very strong year, but did own shares of struggling retailer Gap; finally, in health care, the Portfolio's large holding in Pfizer proved costly as the company continued to struggle with patent expirations and the potential side effects of Celebrex.

                Similar to 2003, the Portfolio's overweight in mega-cap stocks
              (greater than $50 billion market cap) and underweight in mid and small cap stocks (less than $20 billion market cap) detracted from relative returns in 2004. One of the few bright spots was the telecommunications sector, where holdings in Sprint and Nextel enjoyed substantial gains during the year.

              The graph represents past performance, which is not indicative of future results.

---------------------
    104

     Growth Portfolio, Class 1
(LINE GRAPH)

                                                                 GROWTH PORTFOLIO, CLASS 1              RUSSELL 3000 INDEX
                                                                 -------------------------              ------------------
12/94                                                                      10000                              10000
12/95                                                                      12632                              13680
12/96                                                                      15796                              16665
12/97                                                                      20599                              21962
12/98                                                                      26565                              27263
12/99                                                                      33721                              32962
12/00                                                                      33373                              30503
12/01                                                                      29005                              27008
12/02                                                                      22581                              21190
12/03                                                                      29329                              27771
12/04                                                                      32517                              31089

GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           10.82%     10.69%      10.56%

5-year                                                           -0.72%       N/A         N/A

10-year                                                          12.51%       N/A         N/A

Since Inception                                                    N/A       2.75%      20.61%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Russell 3000 performance is shown beginning in 1995 to coincide with the inception of the current multi-cap approach for this portfolio. The Russell 3000 Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest. For comparison purposes, performance for years prior to 1995 are assumed to be the same as the Portfolio.

            GROWTH PORTFOLIO -- CLASS 1

              The Growth Portfolio - Class 1 returned 10.8% compared to the
            Russell 3000 Index, which returned 11.9% for the twelve-month reporting period ended December 31, 2004.

              The U.S. equity markets finished 2004 with positive returns. After offering slight gains through the first nine months of the year, returns were very strong in the fourth quarter. Smaller stocks continued to outperform larger stocks, marking the fifth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Although all major sectors posted gains for the year, sector performance varied. Energy and utilities each rose more than 20%, while information technology and health care posted low single-digit returns. On the whole, international equity markets offered higher returns, reflecting the global economic recovery and a weakening U.S. dollar.

              In 2004, the Growth Portfolio trailed its Russell 3000 benchmark.
            Sector allocation decisions were the cause of this modest underperformance. The Portfolio carried an overweight position in information technology stocks for the entire year. This detracted from relative performance, particularly in the third quarter when many of these stocks posted double-digit losses. An over-weight to the industrials sector slightly offset the technology allocation; many of these stocks rallied as the economic recovery took shape throughout the year. Security selection was modestly positive for the year. Industrial stocks contributed the most to relative performance, led by strong returns in companies including Precision Castparts, Yellow Roadway, and Federal Express. Health care was also a strong area, where the Portfolio avoided the Merck fallout from the withdrawal of its arthritis drug Vioxx. On the negative side, the materials sector was our weakest area, particularly Alcoa.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

     Capital Appreciation Portfolio, Class 1
(LINE GRAPH)

                                                              CAPITAL APPRECIATION PORTFOLIO,
                                                                          CLASS 1                   RUSSELL 3000 GROWTH INDEX
                                                              -------------------------------       -------------------------
12/94                                                                      10000                              10000
12/95                                                                      13457                              13657
12/96                                                                      16839                              16645
12/97                                                                      21121                              21429
12/98                                                                      25811                              28933
12/99                                                                      43253                              38720
12/00                                                                      40022                              30040
12/01                                                                      34974                              24145
12/02                                                                      27049                              17376
12/03                                                                      35778                              22758
12/04                                                                      39038                              24334

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                            9.11%      8.95%      8.86%

5-year                                                           -2.03%       N/A        N/A

10-year                                                          14.59%       N/A        N/A

Since Inception                                                    N/A       2.09%     20.24%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Russell 3000 Growth Index measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 3000 Growth or the Russell 2000* Growth Indices.

              CAPITAL APPRECIATION PORTFOLIO -- CLASS 1

                The Capital Appreciation Portfolio - Class 1 posted a return of
              9.1% for the annual period, compared to a 6.9% return by the Russell 3000 Growth Index.

                The U.S. equity markets finished 2004 with positive returns.
              After offering slight gains through the first nine months of the year, returns were very strong in the fourth quarter. Smaller stocks continued to outperform larger stocks, marking the fifth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Although all major sectors posted gains for the year, sector performance varied. Energy and utilities each rose more than 20%, while information technology and health care posted low single-digit returns. On the whole, international equity markets offered higher returns, reflecting the global economic recovery and a weakening U.S. dollar.

                The Capital Appreciation Portfolio outperformed its Russell 3000
              Growth benchmark. Sector allocation was responsible for only a small portion of this outperformance. The Portfolio's overweight to stocks in the telecommunications and consumer discretionary sectors were the more notable contributors. The largest portion of the Portfolio's relative gain in 2004 was attributable to stock selection. In particular, the information technology sector was the strongest area of relative return. Holdings in Internet search engine Yahoo!, and Research in Motion, the maker of the popular Blackberry wireless device, were especially strong during 2004. The strength in technology stocks was more than enough to offset weakness in the Portfolio's health care holdings including AstraZeneca and Forest Labs.

              The graph represents past performance, which is not indicative of future results.

---------------------
    106

     Natural Resources Portfolio, Class 1
(LINE GRAPH)

                                                                                                MSCI/S&P
                                    NATURAL                                 MSCI/ S&P         WORLD ENERGY          MSCI/S&P
                                   RESOURCES                             WORLD OIL & GAS       EQUIPMENT &       WORLD METALS &
                               PORTFOLIO, CLASS 1     S&P 500 INDEX           INDEX          SERVICES INDEX       MINING INDEX
                               ------------------     -------------      ---------------     --------------      --------------
12/94                                10000                10000               10000               10000               10000
12/95                                11746                13758               12417               13371               10259
12/96                                13404                16918               15381               18884               10047
12/97                                12252                22562               18238               26705                7234
12/98                                10128                29010               19639               14091                6482
12/99                                14332                35115               23943               20364                9885
12/00                                17116                31918               24868               27492                7683
12/01                                16943                28125               23667               19355                7899
12/02                                18355                21909               22421               16781                7718
12/03                                27123                28190               28635               19680               12960
12/04                                33906                31257               36701               26748               15017

NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           25.01%     24.87%      24.76%

5-year                                                           18.79%       N/A         N/A

10-year                                                          12.99%       N/A         N/A

Since Inception                                                    N/A      21.09%      37.45%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufactures of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

          NATURAL RESOURCES PORTFOLIO -- CLASS 1

            The Natural Resources Portfolio - Class 1 returned 25.0% for the twelve-month reporting period, versus a 10.9% return by the Standard & Poors 500 Index (S&P 500). The U.S. equity markets finished 2004 with positive returns. After offering very small gains through the first nine months of the year, returns were very strong in the fourth quarter. On the whole, international equity markets offered higher returns, reflecting the global economic recovery and a weakening U.S. dollar. Natural resource stocks, which make up the investable universe for this Portfolio, were solid performers in 2004, buoyed by rising commodity prices, particularly oil. For example the MSCI/S&P World Energy & Equipment Index was up 35.9%, the MSCI/S&P World Oil & Gas Index was up 28.2% and the MSCI/S&P World Metals & Mining Index was up 15.9%. The Portfolio had a number of strong contributors, led by mining companies Cia Vale do Rio Doce and Cameco. In general, the Portfolio benefited from a healthy allocation to foreign companies in the energy and materials sectors of the market. On average, the Portfolio held 58% of its assets in non-U.S. stocks during the year.

              The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

          BALANCED PORTFOLIOS


     Multi-Asset Portfolio, Class 1
(LINE GRAPH)

                                                                                        LEHMAN BROTHERS
                                            MULTI-ASSET                               U.S. AGGREGATE BOND
                                         PORTFOLIO, CLASS 1       S&P 500 INDEX              INDEX               CUSTOM INDEX
                                         ------------------       -------------       -------------------        ------------
12/94                                          10000                  10000                  10000                  10000
12/95                                          12494                  13758                  11848                  12893
12/96                                          14227                  16918                  12276                  14835
12/97                                          17232                  22562                  13465                  18304
12/98                                          21448                  29010                  14633                  22104
12/99                                          24118                  35115                  14511                  24824
12/00                                          23979                  31918                  16199                  24514
12/01                                          22945                  28125                  17564                  23544
12/02                                          19971                  21909                  19365                  21136
12/03                                          23340                  28190                  20160                  25004
12/04                                          24415                  31257                  21035                  27040

MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

                                              CLASS 1
                                        --------------------
1-year                                          4.60%
5-year                                          0.24%
10-year                                         9.34%

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

The Custom index consists of 60% S&P 500 Composite Index, 35% Lehman Brothers U.S. Aggregate Index, and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

          MULTI-ASSET PORTFOLIO -- CLASS 1

            The Multi-Asset Portfolio -- Class 1 returned 4.6% for the annual reporting period, compared to an 8.1% return of its custom benchmark, which is comprised of 60% S&P 500, 35% Lehman Brothers U.S. Aggregate Bond, and 5% 3-month T-Bill. The Standard & Poors 500 Index (S&P 500) and the Lehman Brothers U.S. Aggregate Bond Index posted returns of 10.9% and gained 4.3%, respectively.

            The U.S. equity markets finished 2004 with positive returns. After offering slight gains through the first nine months of the year, returns were very strong in the fourth quarter. Smaller stocks continued to outperform larger stocks, marking the fifth straight year of small cap excess returns. Continuing another trend, value stocks led growth stocks again in 2004. Although all major sectors posted gains for the year, sector performance varied. Energy and utilities each rose more than 20%, while information technology and health care posted low single-digit returns.

            The bond market posted modest gains in 2004. Amidst the backdrop of increasing signs of economic recovery, the Federal Reserve began to gradually raise interest rates midway through the year, in an attempt to combat any hint of inflation. As a result, short-term fixed income securities with maturities of less than one year experienced slightly higher returns than in 2003. Yields on the bellwether 10-Year U.S. Treasury, however, remained in the 4-4.5% range for much of the year, and long-term yields remained largely unchanged from the beginning of the year. As a result, 2004 ended with a much flatter yield curve. While typically less risky treasuries and mortgages posted modest gains, corporate credits offered more upside, as investors continued to take on more risk in return for higher yields.

            Asset allocation between stocks and bonds was beneficial to relative return, as the Portfolio maintained an overweight position in equities throughout the year. Unfortunately, the performance of the equity portfolio did not keep pace with the market -- the majority of the Multi-Asset Portfolio's underperformance for the year can be attributed to the underperformance of its equity holdings.

              The graph represents past performance, which is not indicative of future results.
---------------------
    108

          Strategic Multi-Asset Portfolio, Class 1

       (LINE GRAPH)

                                         STRATEGIC MULTI-
                                       ASSET PORTFOLIO CLASS                             MSCI AC WORLD         CITIGROUP WORLD
                                                 1                 CUSTOM INDEX          FREE USD INDEX        GOV'T BOND INDEX
                                       ---------------------       ------------          --------------        ----------------
12/94                                          10000                  10000                  10000                  10000
12/95                                          12277                  11841                  11946                  11806
12/96                                          14095                  13200                  13523                  12832
12/97                                          16114                  14965                  15551                  14191
12/98                                          18565                  17709                  18966                  15755
12/99                                          23791                  20835                  24053                  15962
12/00                                          22455                  19590                  20701                  17665
12/01                                          20801                  17942                  17407                  18773
12/02                                          18219                  16113                  14103                  20257
12/03                                          23551                  19717                  18988                  20641
12/04                                          26195                  22024                  21979                  21633

STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04

                                                                CLASS 1
                                                                -------
1-year                                                          11.09%
5-year                                                           1.94%
10-year                                                         10.11%

The MSCI All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC WORLD FREE USD Index, 30% Citigroup World Government Bond Index, and 5% 3-month T-Bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio is assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

The Citigroup World Government Bond Index is a market capitalization weighted, total return benchmark designed to cover 19 investment grade country bond markets.

       STRATEGIC MULTI-ASSET PORTFOLIO -- CLASS 1

         The Strategic Multi-Asset Portfolio -- Class 1 returned 11.1% for the annual reporting period, compared to 11.7% for the custom benchmark, which is made up of 65% MSCI All Country World Free Index, 30% Citigroup World Government Bond Index (U.S.$ hedged) and 5% 3-month T-Bill. During the same reporting period, the MSCI All Country World Free Index and the Citigroup World Government Bond Index returned 15.8% and 4.8%, respectively.

         The U.S. equity markets finished 2004 with positive returns. After offering very small gains through the first nine months of the year, returns were very strong in the fourth quarter. On the whole, international equity markets offered higher returns, reflecting the global economic recovery and a weakening U.S. dollar. Global bonds outperformed the U.S. bond market for the year, as the fear of inflation and the looming twin deficits in the U.S. led some investors to the international fixed income markets.

         The Portfolio maintained a slight overweight to equities throughout the year, which added to relative return. Both the equity portion and the fixed income portion of the Portfolio outpaced their respective benchmarks for the year on a gross basis. Within the bond portion of the Portfolio, the opportunistic allocation to high yield bonds (between 10-16% of the entire Portfolio throughout 2004) was a positive contributor to relative performance. Within the equity portion of the Portfolio, stock selection was positive relative to the global equity benchmark. In particular, security selection within Technology was superior, as holdings in technology stocks Research in Motion, Yahoo!, and Motorola were strong contributors to equity return. These positives were slightly offset by overweight positions in the health care and technology sectors, which were the two weakest areas of the global equity markets. From a country perspective, the Portfolio's underweight to U.S. equities relative to the benchmark proved to be a positive. Similarly, an underweight to Canadian and emerging market equities (South Korea, Mexico, and Russia) also added to relative returns.

    The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

(AIG SUNAMERICA LOGO)

      1 SunAmerica Center
      Los Angeles, California 90067-6022

      ADDRESS SERVICE REQUESTED

                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               G1112AR.1 (R 2/05)

Item 2. Code of Ethics.

Anchor Series Trust (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics has been amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3. Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Trust's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                              2003          2004
               Audit Fees                   $201,638      $206,339
               Audit-Related Fees           $ 78,761      $ 69,587
               Tax Fees                     $ 44,514      $ 43,650
               All Other Fees               $      0      $      0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

     (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2004 and 2003 were $12,000 and $0 respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. However, the registrant enhanced its internal controls with respect to monitoring proof of claim and bankruptcy filings.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

       (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

       (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: March 11, 2005

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: March 11, 2005